  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 19, 1997.


                                                      REGISTRATION NO. 33-36073

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 8                      [X]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 9                             [X]

         PROVIDIAN LIFE & HEALTH INSURANCE COMPANY SEPARATE ACCOUNT IV
                          (Exact Name of Registrant)

                   Providian Life & Health Insurance Company
                              (Name of Depositor)

                   20 Moores Road Frazer, Pennsylvania 19355
              (Address of Depositor's Principal Executive Office)

                 Depositor's Telephone Number: (800) 523-7900

                  Providian Life & Health Insurance Company
                         Kimberly A. Scouller, Esquire
                               Providian Center
                                P.O. Box 32830
                            400 West Market Street
                             Louisville, KY 40232
                    (Name and Address of Agent for Service)

  Copy to: Michael Berenson, Esquire Jorden Burt Berenson & Johnson LLP 1025
        Thomas Jefferson St. N.W. Suite 400 E Washington, DC 20007-0805

It is proposed that this filing will become effective (check appropriate box):

  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [_] On        pursuant to paragraph (b)(1)(v) of Rule 485.

  [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [_] On        pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On        pursuant to paragraph (a)(2) of Rule 485.

Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant registered an indefinite amount of Securities being offered. Registrant filed the 24f-2 notice for the fiscal year ended December 31, 1996, on February 27, 1997.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

 ITEM OF
 FORM N-4                                      PROSPECTUS CAPTION
    1.    Cover Page........................   Cover Page
    2.    Definitions.......................   Glossary
    3.    Synopsis..........................   Highlights; Fee Table
    4.    Condensed Financial Information...   Condensed Financial Information
    5.    General Description of Registrant,
          Depositor, and Portfolio             Providian Life & Health Insurance
          Companies.........................   Company; Providian Life & Health
                                               Insurance Company Separate
                                               Account IV; The Vanguard Variable
                                               Insurance Fund; Voting Rights
    6.    Deductions and Expenses...........   Charges and Deductions; Taxes;
                                               Vanguard Variable Insurance Fund;
                                               Expenses
    7.    General Description of Variable
          Annuity Contracts.................   Contract Features; Distribution
                                               at Death Rules; Voting Rights;
                                               Allocation of Purchase Payments;
                                               Exchanges Among the Portfolios;
                                               Additions, Deletions, or
                                               Substitutions of Investments
    8.    Annuity Period....................   Annuity Payment Options
    9.    Death Benefit.....................   Death of Annuitant Prior to
                                               Annuity Date
   10.    Purchases and Contract Value......   Contract Application and Purchase
                                               Payments; Accumulated Value
   11.    Redemptions.......................   Full and Partial Withdrawals;
                                               Annuity Payment Options; Free
                                               Look Period
   12.    Taxes.............................   Federal Tax Considerations
   13.    Legal Proceedings.................   Part B: Legal Proceedings
   14.    Table of Contents for the
          Statement of Additional              Table of Contents for the
          Information.......................   Vanguard Variable Annuity Plan
                                               Contract Statement of Additional
                                               Information

                                     PART B
 ITEM OF                                       STATEMENT OF ADDITIONAL
 FORM N-4                                      INFORMATION CAPTION
   15.    Cover Page........................   Cover Page
   16.    Table of Contents.................   Table of Contents
   17.    General Information and History...   The Company
   18.    Services..........................   Part A: Auditors; Safekeeping of
                                               Account Assets; Distribution of
                                               the Contract
   19.    Purchase of Securities Being
          Offered...........................   Distribution of the Contract
   20.    Underwriters......................   Distribution of the Contract
   21.    Calculation of Performance Data...   Performance Information;
                                               Additional Performance Measures
   22.    Annuity Payments..................   Computations of Variable Annuity
                                               Income Payments
   23.    Financial Statements..............   Financial Statements


                   PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV
                                   PROSPECTUS
                                    FOR THE
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                   OFFERED BY
                   PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)

                               NOVEMBER __, 1997

  The Vanguard Variable Annuity Plan Contract (the "Contract"), offered through Providian Life & Health Insurance Company (the "Company"), provides a vehicle for investing on a tax-deferred basis in nine Portfolios offered by The Vanguard Group, Inc. The Contract is intended for retirement savings or other long-term investment purposes.

  The minimum Initial Purchase Payment for the Contract is $5,000; there are no sales loads. The Contract is a flexible-premium deferred variable annuity that provides a Free Look Period for a minimum of 10 days (30 days or more in some instances), during which you may cancel your investment in the Contract.

  Your Purchase Payments for the Contract may be allocated among nine Subaccounts of Providian Life & Health Insurance Company Separate Account IV (the "Separate Account"). Assets of each Subaccount are invested in corresponding Portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end, diversified investment company offered by The Vanguard Group, Inc. The Fund currently offers nine Portfolios: the Money Market Portfolio, the High-Grade Bond Portfolio, the Balanced Portfolio, the Equity Index Portfolio, the Equity Income Portfolio, the Growth Portfolio, the International Portfolio, the High Yield Bond Portfolio, and the Small Company Growth Portfolio. Net Purchase Payments are automatically allocated to the Money Market Portfolio until the end of your Free Look Period, and are subsequently allocated according to your instructions.

  The Contract's Accumulated Value varies with the investment performance of the Portfolios you select. You bear all investment risk and investment results for the Portfolios are not guaranteed.

  The Contract offers a number of ways of withdrawing monies at a future date, including a lump-sum payment and several Annuity Payment Options. Full or partial withdrawals from the Contract may be made at any time before the Annuity Date, although in many instances withdrawals made prior to age 59 1/2 are subject to a 10% penalty tax (and a portion may be subject to ordinary income taxes). If you elect an Annuity Payment Option, Annuity Payments may be received on a fixed or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

  This Prospectus sets forth the information you should know before investing in the Contract; it must be accompanied by the current Prospectus for Vanguard Variable Insurance Fund. Please read both Prospectuses carefully and retain them for future reference. A Statement of Additional Information for the Contract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by writing to Vanguard Variable Annuity Plan, P.O. Box 2600, Valley Forge, PA 19482. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

THESE  SECURITIES HAVE NOT BEEN APPROVED  OR DISAPPROVED BY THE SECURITIES  AND
 EXCHANGE  COMMISSION  OR  ANY  STATE   SECURITIES  COMMISSION,  NOR  HAS  THE
  SECURITIES  AND  EXCHANGE COMMISSION  OR  ANY STATE  SECURITIES  COMMISSION
   PASSED   UPON  THE  ACCURACY   OR  ADEQUACY   OF  THIS   PROSPECTUS.  ANY
    REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                               Page
HIGHLIGHTS...................................................    3
Fee Table....................................................    6
Glossary.....................................................    8
Condensed Financial Information..............................   11
Financial Statements.........................................   11
Yield and Total Return.......................................   11
The Company and the Separate Account.........................   12
Vanguard Variable Insurance Fund.............................   13
CONTRACT FEATURES............................................   15
Free Look Period.............................................   15
Contract Application and Purchase Payments...................   15
Allocation of Purchase Payments..............................   16
Charges and Deductions.......................................   17
Accumulated Value............................................   19
Dividends and Capital Gains Treatment........................   20
Exchanges Among the Portfolios...............................   20
Full and Partial Withdrawals.................................   21
IRS-Required Distributions...................................   22
Minimum Balance Requirements.................................   22
Designation of a Beneficiary.................................   23
Death of Annuitant Prior to Annuity Date.....................   23
Annuity Date.................................................   24
Annuity Payment Options......................................   24
FEDERAL TAX CONSIDERATIONS...................................   26
General Information..........................................   31

--------------------------------------------------------------------------------

                  The Contract is not available in all States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                   HIGHLIGHTS

   REFER TO THE GLOSSARY (PAGE 8) FOR A DEFINITION OF ALL CAPITALIZED TERMS.

VANGUARD           The Contract provides a vehicle for investing on a tax-de-
VARIABLE ANNUITY   ferred basis in nine Portfolios offered by The Vanguard
PLAN CONTRACT      Group, Inc. Monies may be subsequently withdrawn from the
                   Contract either as a lump sum or as an annuity income. Be-cause Accumulated Values and, to the extent Variable Annu-ity Payments are selected, Annuity Payments depend on the investment experience of the selected Portfolios, you bear all investment risk for monies invested under the Contract.
                   The investment performance of the Portfolios is not guaran-teed.

--------------------------------------------------------------------------------

WHO SHOULD         The Contract is designed for investors seeking long-term,
INVEST             tax-deferred accumulation of funds, generally for retire-
                   ment but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as "pre-tax" contributions to employer-sponsored retirement or savings plans. The Contract is intended for long-term in-vestors.

--------------------------------------------------------------------------------

INVESTMENT         Your investment in the Contract may be allocated among sev-
CHOICES            eral Subaccounts of the Separate Account. The Subaccounts
                   in turn invest exclusively in the nine Portfolios of Van-
                   guard Variable Insurance Fund. The Fund, a member of The
                   Vanguard Group of Investment Companies, offers nine Portfo-
                   lios: the Money Market Portfolio, the High-Grade Bond Port-
                   folio, the Balanced Portfolio, the Equity Index Portfolio, the Equity Income Portfolio, the Growth Portfolio, the In-
                   ternational Portfolio, the High Yield Bond Portfolio, and
                   the Small Company Growth Portfolio. The assets of each
                   Portfolio are separate, and each Portfolio has distinct in-
                   vestment objectives and policies as described in the accom-
                   panying Fund Prospectus.                             PAGE 13

--------------------------------------------------------------------------------

FREE LOOK PERIOD   The Contract provides a Free Look Period for a minimum of
                   10 days (30 or more days in some instances as specified in your Contract) during which you may cancel your investment in the Contract. To cancel your investment, please return
                   your Contract to us. When we receive the Contract, you will be reimbursed for all Purchase Payments and any correspond-
                   ing appreciation credited to your account.           PAGE 15

--------------------------------------------------------------------------------

HOW TO INVEST      To invest in the Contract, please complete the accompanying application form. The minimum Initial Purchase Payment is
                   $5,000; the minimum Portfolio balance is $1,000; and subse-
                   quent Purchase Payments must be at least $250. You may make subsequent Purchase Payments at any time before the Con-
                   tract's Annuity Date, as long as the Annuitant or Joint An-
                   nuitant specified in the Contract is living. Please note
                   that when purchasing a Contract, the Annuitant you name,
                   and the Joint Annuitant if applicable, must be 75 years of
                   age or less.                                         PAGE 15

--------------------------------------------------------------------------------

ALLOCATION OF      Your Net Purchase Payments are initially allocated to the
PURCHASE           Money Market Portfolio when your Contract is issued. At the
PAYMENTS           end of the Free Look Period, and a 5-day grace period, the then-current Accumulated Value of your Contract is allo-
                   cated among the Portfolios of the Fund in accordance with
                   your application instructions. Requests to change the allo-
                   cation of subsequent Net Purchase Payments may be made in
                   writing, or by telephone if you have completed the Authori-
                   zation Form.                                         PAGE 16

--------------------------------------------------------------------------------

CHARGES AND        The Contract imposes no sales charges. The costs of the
DEDUCTIONS UNDER   Contract include mortality and expense risk charges, main-
THE CONTRACT       tenance and administrative charges which cover the cost of administering the Contract, and management, advisory and
                   other fees, which reflect the costs of Vanguard Variable
                   Insurance Fund. There are no charges under the Contract for withdrawals, although withdrawals made prior to age 59 1/2
                   may be subject to a 10% penalty tax.                 PAGE 17

--------------------------------------------------------------------------------

EXCHANGES          You may make exchanges among the Fund's Portfolios subject to certain restrictions on excess exchange activity. These restrictions do not apply, however, to non-substantive ex-
                   changes or to the Money Market Portfolio. No fee is imposed for exchanges. Exchanges must be for at least $250, or, if less, for the entire value of the Portfolio from which the
                   exchange is made.                                    PAGE 20

--------------------------------------------------------------------------------

FULL AND PARTIAL   You may withdraw all or part of the Accumulated Value of
WITHDRAWALS        the Contract before the earlier of the Annuity Date or the
                   Annuitant's death (or the Joint Annuitant's death, if lat-
                   er). You may establish systematic withdrawals from your
                   Contract, and receive distributions at regular intervals.
                   Withdrawals made prior to age 59 1/2 may be subject to a
                   10% penalty tax.                                     PAGE 21

--------------------------------------------------------------------------------

DEATH BENEFIT      If the Annuitant specified in your Contract dies prior to
                   the Annuity Date, the Annuitant's named Beneficiary will
                   receive the Death Benefit under the Contract. The Death
                   Benefit is the greater of the then-current Accumulated
                   Value of the Contract or the sum of all Purchase Payments
                   (less any partial withdrawals and premium taxes). Your Ben-
                   eficiary may elect to receive these proceeds as a lump sum
                   or as Annuity Payments.                              PAGE 23

--------------------------------------------------------------------------------

ANNUITY PAYMENT    Beginning on the Annuity Date, you may withdraw monies from
OPTIONS            the Contract in the form of an annuity income. As the Con-
                   tract Owner you may elect one of several Annuity Payment
                   Options. The Options provide a wide range of flexibility in choosing an annuity payment schedule that meets your par-
                   ticular needs. Annuity Payments may be received for a des-
                   ignated period or for life (for either a single or joint
                   life), with or without a guaranteed number of payments. An-
                   nuity Payments can be fixed, or can vary with the invest-
                   ment performance of a Portfolio of the Fund. You may elect a lump-sum payment prior to the Annuity Date in lieu of An-
                   nuity Payments.                                      PAGE 24

--------------------------------------------------------------------------------

CONTRACT AND       If you have questions about your Contract, please telephone
POLICYHOLDER       the Vanguard Variable Annuity Center (1-800-462-2391).
INFORMATION        Please have ready the Contract number and the Contract Own-
                   er's name when you call. As Contract Owner, you will re-ceive periodic statements confirming any transactions that take place, as well as quarterly statements and an Annual
                   Report.

--------------------------------------------------------------------------------

FEE TABLE          The following table illustrates all expenses that you would incur as a Contract Owner, except for Premium Taxes that may be assessed by your state (see "Charges and Deduc-tions"). The expenses and fees shown are for the Fund's and the Separate Account's 1996 fiscal years. The expenses and fees shown for the High Yield Bond Portfolio and the Small
                   Company Growth Portfolio are the annualized expenses and fees incurred since June 3, 1996 to December 31, 1996. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects ALL expenses for both the Separate Account and the Fund. For a complete discussion of contract costs and ex-penses, see "Charges and Deductions."

                                                                        SEPARATE
             OWNER TRANSACTION EXPENSES                                 ACCOUNT
                   -------------------------------------------------------------
             Sales Load Imposed on Purchases...........................   None
             Redemption Fees...........................................   None
             Exchange Fees.............................................   None
                   -------------------------------------------------------------
             Annual Contract Maintenance Fee*..........................    $25

                   * Applies to Contracts valued at less than $25,000 at the
                     time of initial purchase and on the last Business Day of each year.

                                                                          SEPARATE
             ANNUAL SEPARATE ACCOUNT EXPENSES                             ACCOUNT
                   ---------------------------------------------------------------
             Mortality and Expense Risk Charge**.........................   .30%
             Administrative Expense Charge...............................   .10%
                                                                            ---
               TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES....................   .40%
                                                                            ===

                   ** This charge is reduced to 0.28% for average daily net
                      assets attributable to the Separate Account (and Separate Account B of First Providian Life & Health Insurance Company) in excess of $2.5 billion up to $5 billion. This charge is further reduced to 0.27% for average daily net assets attributable to the Separate Account (and Separate Account B of First Providian Life & Health Insurance Company) in excess of $5 billion. See "Mortality and Expense Risk Charge."

                                                                                                      SMALL     HIGH
                           MONEY   HIGH-GRADE            EQUITY    EQUITY                            COMPANY    YIELD
ANNUAL FUND OPERATING     MARKET      BOND    BALANCED    INDEX    INCOME    GROWTH   INTERNATIONAL  GROWTH     BOND
 EXPENSES                PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Management &
 Administrative
 Expenses..............     .13%       .18%      .18%      .19%      .20%      .20%        .22%        .24%      .20%
Investment
 Advisory Fees.........     .01        .01       .10       .00       .10       .15         .15         .15       .06
12b-1 Distribution
 Fees..................    None       None      None      None      None      None        None        None      None
Other Expenses
 Distribution Costs....     .03        .02       .02       .02       .02       .02         .02         .02       .02
 Miscellaneous
  Expenses.............     .02        .04       .01       .01       .03       .02         .09         .04       .04
                           ----       ----      ----      ----      ----      ----        ----        ----      ----
Total Other Expenses...     .05        .06       .03       .03       .05       .04         .11         .06       .06
                           ----       ----      ----      ----      ----      ----        ----        ----      ----
 TOTAL FUND OPERATING
  EXPENSES.............     .19%       .25%      .31%      .22%      .35%      .39%        .49%        .45%      .32%
                           ====       ====      ====      ====      ====      ====        ====        ====      ====

                                                                                                      SMALL     HIGH
                           MONEY   HIGH-GRADE            EQUITY    EQUITY                            COMPANY    YIELD
                          MARKET      BOND    BALANCED    INDEX    INCOME    GROWTH   INTERNATIONAL  GROWTH     BOND
TOTAL EXPENSES           PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Total Separate Account
 Expenses..............     .48%      .48%       .48%      .48%      .48%      .48%        .48%        .48%      .48%
Total Fund Operating
 Expenses..............     .19       .25        .31       .22       .35       .39         .49         .45       .32
                            ---       ---        ---       ---       ---       ---         ---         ---       ---
 GRAND TOTAL, SEPARATE
  ACCOUNT AND FUND
  OPERATING EXPENSES...     .67%      .73%       .79%      .70%      .83%      .87%        .97%        .93%      .80%
                            ===       ===        ===       ===       ===       ===         ===         ===       ===

                   The following example illustrates the expenses that you would incur on a $1,000 purchase payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period. As noted in the table above, the Contract imposes no redemption fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
             Money Market Portfolio.............  $ 6     $19     $33     $75
             High-Grade Bond Portfolio..........    7      21      37      82
             Balanced Portfolio.................    7      23      40      89
             Equity Index Portfolio.............    6      20      35      78
             Equity Income Portfolio............    8      24      42      94
             Growth Portfolio...................    8      26      45      99
             International Portfolio............    9      29      50     111
             High-Yield Bond Portfolio..........    7      23      40      90
             Small Company Growth Portfolio.....    9      28      48     107


                   The Annual Contract Maintenance Fee is reflected in these examples as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the above peri-ods. The fee is prorated to reflect only the remaining por-tion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Port-folios you have chosen. For a complete discussion of Con-tract costs and expenses, see "Charges and Deductions."

                   THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN, SUBJECT TO THE GUARAN-TEES IN THE CONTRACT.

                   ------------------------------------------------------------

AUTOMATED QUOTES   The Vanguard Tele-Account Service provides access to accu-
                   mulated unit values (to two decimal places) for all subaccounts, and yield information for the Money Market and High-Grade Bond Portfolios of the Vanguard Variable Annuity
                   Plan. Contract Owners may utilize this service for 24-hour access to Plan Portfolio information. To access the service you may call Tele-Account at 1-800-662-6273 (ON-BOARD) and follow the step-by-step instructions, or speak with a Van-guard associate at 1-800-522-5555 to request a brochure that explains how to use the service.

--------------------------------------------------------------------------------

GLOSSARY ACCUMULATION UNIT--A measure of your ownership interest in the Contract prior to the Annuity Date. Analogous, though not identical, to a share owned in a mutual fund account.

                   ACCUMULATION UNIT VALUE--The value of each Accumulation Unit which is calculated each Valuation Period. Analogous, though not identical, to the share price (net asset value) of a mutual fund.

                   ACCUMULATED VALUE--The value of all amounts accumulated un-der the Contract prior to the Annuity Date, equivalent to the Accumulation Units multiplied by the Accumulation Unit Value. Analogous to the current market value of a mutual fund account.

                   ANNUITANT--The person or persons whose life is used to de-termine the duration of any Annuity Payments and, subject to the provision dealing with Joint Annuitants, upon whose death, prior to the Annuity Date, benefits under the Con-tract are paid.

                   ANNUITY DATE--The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you spec-ify.

                   ANNUITY PAYMENT--One of a series of payments made under an Annuity Payment Option.

                   ANNUITY PAYMENT OPTION--One of several ways in which a se-ries of payments are made after the Annuity Date. Under a FIXED ANNUITY OPTION, the dollar amount of each Annuity Payment does not change over time. Annuity Payments are based on the Contract's Accumulated Value as of the Annuity Date. Under a VARIABLE ANNUITY OPTION, the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose.

                   ANNUITY UNIT--Unit of measure used to calculate Variable Annuity Payments.

                   BENEFICIARY--The person to whom any benefits are due upon the Annuitant's death.

                   BUSINESS DAY--A day when the New York Stock Exchange is open for trading.

                   COMPANY ("We", "Us", "Our")--Providian Life & Health Insur-ance Company, a Missouri stock company.

                   CONTRACT ANNIVERSARY--Any anniversary of the Contract Date.

                   CONTRACT DATE--The date of issue of this Contract.

                   CONTRACT OWNER ("You", "Your")--The person or persons des-ignated as the Contract Owner in the Contract application. The term shall also include any person named as Joint Own-er. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

                   CONTRACT YEAR--A period of 12 months starting with the Con-tract Date or any Contract Anniversary.

                   DEATH BENEFIT--The greater of the then-current Accumulated Value or the sum of all Purchase Payments (less any partial withdrawals and premium taxes).

                   FREE LOOK PERIOD--The period during which the Contract can be cancelled and treated as void from the Contract Date.

                   FUND--Vanguard Variable Insurance Fund, Inc., an open-end, diversified investment company, offered by The Vanguard Group, Inc., in which the Separate Account invests.

                   JOINT ANNUITANT--The person other than the Annuitant who may be designated by the Contract Owner and on whose life Annuity Payments may also be based.

                   NET PURCHASE PAYMENT--Any Purchase Payment less the appli-cable Premium Tax, if any.

                   NON-QUALIFIED CONTRACT--A Contract other than a Qualified Contract. Contributions to such a Contract are made with after-tax dollars.

                   OWNER'S DESIGNATED BENEFICIARY--The person designated to receive the Contract Owner's interest in the Contract if the Contract Owner dies before the entire interest in the Contract is distributed, as explained in the "IRS-Required Distribution" section.

                   PAYEE--The Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

                   PORTFOLIO--The separate investment Portfolios of the Van-guard Variable Insurance Fund. The Fund currently offers nine Portfolios: the Money Market Portfolio, the High-Grade Bond Portfolio, the Balanced Portfolio, the Equity Index Portfolio, the Equity Income Portfolio, the Growth Portfo-lio, the International Portfolio, the High Yield Bond Port-folio, and the Small Company Growth Portfolio. In this Pro-spectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio.

                   PREMIUM TAX--A regulatory tax that may be assessed by your state on the Purchase Payments made into your Contract. The amount which we must pay as Premium Tax will be deducted from each Purchase Payment or from your Accumulated Value as it is incurred by us.

                   PROOF OF DEATH--(a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof satisfactory to the Company.

                   PURCHASE PAYMENT--Any premium payment--any amount you in-vest in the Contract. The minimum Initial Purchase Payment is $5,000; each Additional Purchase Payment must be at least $250. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

                   QUALIFIED CONTRACT--A Contract that qualifies as an indi-vidual retirement annuity under Section 408(b) of the In-ternal Revenue Code of 1986, as amended.

                   SEPARATE ACCOUNT--Providian Life & Health Insurance Company Separate Account IV. The Separate Account consists of as-sets that are segregated by Providian Life & Health Insur-ance Company and invested in the Vanguard Variable Insur-ance Fund. The Separate Account is independent of the gen-eral assets of the Company.

                   SUBACCOUNT--That portion of the Separate Account that in-vests in shares of the Fund's Portfolios. Each Subaccount will only invest in a single Portfolio. The investment per-formance of each Subaccount is linked directly to the in-vestment performance of one of the nine Portfolios of the Fund.

                   VALUATION PERIOD--A period between two successive Business Days commencing at the close of business of the first Busi-ness Day and ending at the close of business of the follow-ing Business Day.

--------------------------------------------------------------------------------

CONDENSED FINAN-   The Accumulation Unit Values and the number of Accumulation
CIAL INFORMATION   Units outstanding for each Subaccount in 1991 through 1996 are as follows:

                                          FOR THE PERIOD APRIL 29, 1991 THROUGH DECEMBER 31, 1996*
             ----------------------------------------------------------------------------------------------------
                                                                                                HIGH   SMALL
                                 MONEY  HIGH-GRADE          EQUITY EQUITY                      YIELD  COMPANY
                                MARKET     BOND    BALANCED INDEX  INCOME GROWTH INTERNATIONAL  BOND  GROWTH
             ----------------------------------------------------------------------------------------------------
Accumulation unit value
 as of:
 Start Date*.............         1.000   10.000    10.000  10.000 10.000 10.000    10.000     10.000 10.000
 12/31/91................         1.032   11.027    10.802  11.275   .      .          .            .      .
 12/31/92................         1.064   11.656    11.514  12.039   .      .          .            .      .
 12/31/93................         1.091   12.695    12.961  13.144 10.488 10.569       .            .      .
 12/31/94................         1.130   12.290    12.815  13.224 10.304 10.964    10.128          .      .
 12/31/95................         1.191   14.437    16.885  18.073 14.239 15.089    11.678          .      .
 12/31/96................         1.250   14.882    19.532  22.098 16.820 19.057    13.319     10.871  9.725
Number of units outstanding
  as of:
 12/31/91................        32,495    2,122     3,395   2,311   .      .          .            .      .
 12/31/92................        75,564    4,417     8,682   9,645   .      .          .            .      .
 12/31/93................       109,190    6,592    16,164  12,971  6,411  4,879       .            .      .
 12/31/94................       154,415    6,589    16,429  13,676  6,089  8,004     6,818          .      .
 12/31/95................       183,867    8,684    17,021  16,292  7,355 11,857     8,146          .      .
 12/31/96................       246,219    9,395    17,307  19,360  9,260 15,744    12,435      3,042  5,362
(UNITS ARE SHOWN IN THOUSANDS)

* Date of commencement of operations for the High-Grade Bond and Equity Index Subaccounts was 4/29/91, for the Money Market Subaccount was 5/2/91, for the Balanced Subaccount was 5/23/91, for the Equity Income and Growth Subaccounts was 6/7/93, for the International Subaccount was 6/3/94, and for the High Yield Bond and Small Company Growth Subaccounts was 6/3/96.

--------------------------------------------------------------------------------

FINANCIAL          The audited statutory-basis financial statements of the
STATEMENTS         Company and the financial statements of the Separate Ac-
                   count (as well as the Independent Auditors' Reports there-on) are contained in the Statement of Additional Informa-tion.

--------------------------------------------------------------------------------

YIELD AND TOTAL    From time to time a Portfolio of the Fund may advertise its
RETURN             yield and total return investment performance for various
                   periods, including quarter-to-date, year-to-date, one year, three year, five year and since inception. Advertised yields and total returns include all charges and expenses attributable to the Contract. Including these fees has the effect of decreasing the advertised performance of a Port-folio, so that a Portfolio's investment performance will not be directly comparable to that of an ordinary mutual fund.

                   Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

--------------------------------------------------------------------------------

THE COMPANY AND    The Company is a stock life insurance company incorporated
THE SEPARATE       under the laws of Missouri on August 6, 1920, with adminis-
ACCOUNT            trative offices at 20 Moores Road, Frazer, Pennsylvania
                   19355. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health in-surance and is admitted to do business in 49 states, the District of Columbia and Puerto Rico.

PROVIDIAN LIFE &   As of December 31, 1996, the Company had statutory assets of
HEALTH INSURANCE   approximately $10 billion. The Company is a wholly owned
COMPANY            indirect subsidiary of AEGON International N.V., which
                   conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON International N.V. is owned by AEGON N.V. of the Netherlands. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

                   ------------------------------------------------------------

PROVIDIAN LIFE &   The Separate Account was established by the Company as a
HEALTH INSURANCE   separate account under the laws of the State of Missouri on
COMPANY SEPARATE   July 16, 1990, pursuant to a resolution of the Company's
ACCOUNT IV         Board of Directors. The Separate Account is a unit invest-
                   ment trust registered with the Securities and Exchange Com-mission (the "SEC") under the Investment Company Act of
                   1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

                   The assets of the Separate Account are owned by the Company and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with li-abilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the to-tal Accumulated Value under the Contracts. Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment perfor-mance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Com-pany.

                   The Separate Account has nine Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be estab-lished at the discretion of the Company. The Separate Ac-count meets the definition of a "separate account" under Rule O-1(e)(1) of the Investment Company Act of 1940.

--------------------------------------------------------------------------------

VANGUARD           Vanguard Variable Insurance Fund is an open-end diversified
VARIABLE           investment company intended exclusively as an investment
INSURANCE FUND     vehicle for variable annuity or variable life insurance
                   contracts offered by insurance companies.

                   The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 30 investment companies with more than 90 distinct portfolios and assets in excess of $230 billion. Through their jointly-owned subsidiary, The Vanguard Group, Inc. ("Vanguard"), the Fund and the other Funds in the Group obtain at cost virtually all of their corporate management, administrative, shareholder ac-counting and distribution services.

                   The Fund offers nine Portfolios--a money market portfolio, a bond portfolio, a balanced portfolio, an equity index portfolio, an equity income portfolio, a growth portfolio, an international portfolio, a high-yield bond portfolio and a small company growth portfolio--each with distinct in-vestment objectives and policies.

                   THE MONEY MARKET PORTFOLIO seeks to provide current income consistent with the preservation of capital and liquidity. The Portfolio also seeks to maintain a stable net asset value of $1.00 per share. The Portfolio invests primarily in high-quality money market instruments issued by finan-cial institutions, non-financial corporations, the U.S. Government, state and municipal governments and their agen-cies or instrumentalities, as well as repurchase agreements collateralized by such securities. The Portfolio also in-vests in Eurodollar obligations (dollar-denominated obliga-tions issued outside the U.S. by foreign banks or foreign branches of domestic banks) and Yankee obligations (dollar-denominated obligations issued in the U.S. by foreign banks). Vanguard's Fixed Income Group serves as this Port-folio's investment adviser.

                   THE HIGH-GRADE BOND PORTFOLIO seeks to parallel the invest-ment results of the Lehman Brothers Aggregate Bond Index. The Portfolio invests primarily in a diversified portfolio of U.S. Government and corporate bonds, and mortgage-backed securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

                   THE BALANCED PORTFOLIO seeks the conservation of principal, a reasonable income return and profits without undue risk. The Portfolio invests in a diversified portfolio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Portfolio's total assets and bonds to represent 30% to 40%. Wellington Management Company serves as this Portfolio's investment adviser.

                   THE EQUITY INDEX PORTFOLIO seeks to parallel the investment results of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The Portfolio invests in common stocks in-cluded in the S&P 500. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

                   THE EQUITY INCOME PORTFOLIO seeks to provide a high level of current income by investing principally in dividend-pay-ing equity securities. Newell Associates serves as this Portfolio's investment adviser.

                   THE GROWTH PORTFOLIO seeks to provide long-term capital ap-preciation by investing primarily in equity securities of seasoned U.S. companies with above-average prospects for growth. Lincoln Capital Management Company serves as this Portfolio's investment adviser.

                   THE INTERNATIONAL PORTFOLIO seeks to provide long-term cap-ital appreciation. The Portfolio invests primarily in eq-uity securities of companies based outside the United States. Schroder Capital Management International, Inc. serves as this Portfolio's investment adviser.

                   THE HIGH YIELD BOND PORTFOLIO seeks to provide a high level of current income by investing in lower-rated debt securi-ties, which may be regarded as having speculative charac-teristics and are commonly referred to as "junk bonds." Un-der normal circumstances, at least 80% of the Portfolio's assets will be invested in high-yield corporate debt obli-gations rated at least B by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if unrated, of compa-rable quality as determined by the Portfolio's adviser, Wellington Management Company.

                   THE SMALL COMPANY GROWTH PORTFOLIO seeks to provide long term growth in capital by investing primarily in equity se-curities of small companies deemed to have favorable pros-pects for growth. These securities are primarily common stocks but may also include securities convertible into common stock. Granahan Investment Management serves as this Portfolio's investment adviser.

                   There is no assurance that a Portfolio will achieve its stated objective.

                   ADDITIONAL INFORMATION CONCERNING THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS AND THE INVESTMENT ADVISORY SERVICES, TOTAL EXPENSES AND CHARGES CAN BE FOUND IN THE CURRENT PROSPECTUS FOR THE FUND, WHICH ACCOMPANIES THIS PROSPECTUS. THE FUND PROSPECTUS SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PORTFOLIO.

                   The Portfolios may be made available to registered separate accounts offering variable annuity and variable life prod-ucts of the Company as well as other insurance companies. Although we believe it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate ac-counts. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, in-cluding removing their separate account from the Fund if required by law, to resolve the matter. See the Fund's Pro-spectus for more information.

                   Administrative services are provided by The Vanguard Group, Inc., Vanguard Service Center, 100 Vanguard Boulevard, Malvern, PA 19355. In addition, The Continuum Company, Inc., 301 West 11th Street, Kansas City, MO 64105, provides some subadministrative services.

--------------------------------------------------------------------------------

                               CONTRACT FEATURES

                   The rights and benefits under the Contract are described below and in the Contract. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statute or any rule or regulation of the United States Treasury Department.

                   ------------------------------------------------------------

FREE LOOK PERIOD   A Free Look Period exists for a minimum of 10 days after
                   the Contract Owner receives the Contract (30 or more days in some instances as set forth in your Contract). The Con-tract permits the Contract Owner to cancel the Contract during the Free Look Period by returning the Contract to Vanguard Variable Annuity Center, P.O. Box 1103, Valley
                   Forge, PA 19482-1103. Withdrawals are not permitted during the Free Look Period. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract
                   Owner will receive the greater of the Purchase Payments made under the Contract or the Accumulated Value of the Contract as of the day the Contract is received by the Com-pany.

--------------------------------------------------------------------------------

CONTRACT           Individuals wishing to purchase a Non-Qualified Contract
APPLICATION AND    should send a completed application and your Initial Pur-
PURCHASE           chase Payment to the Vanguard Variable Annuity Center. Your
PAYMENTS           Initial Purchase Payment must be equal to or greater than
                   the $5,000 minimum investment requirement. Furthermore, the named Annuitant and Joint Annuitant must be 75 years of age or less.

                   The Contract will be issued and the Initial Net Purchase Payment will be credited within two Business Days after ac-ceptance of the application and the Initial Purchase Pay-ment. Acceptance is subject to the application being re-ceived in good order, and the Company reserves the right to reject any application or Initial Purchase Payment.

                   If the Initial Purchase Payment cannot be credited because the application is incomplete, the Company will contact the applicant in writing, explain the reason for the delay and will refund the Initial Purchase Payment within five Busi-ness Days. As soon as the necessary requirements are ful-filled the Purchase Payment will be credited.

                   Additional Purchase Payments may be made at any time prior to the Annuity Date, as long as the Annuitant or Joint An-nuitant, if applicable, is living. Additional Purchase Pay-ments must be for at least $250. Additional Purchase Pay-ments received prior to the close of the New York Stock Ex-change (generally 4:00 p.m. Eastern time) are credited to the Accumulated Value of the Contract as of the close of business that same day.

                   In order to prevent lengthy processing delays caused by the clearing of foreign checks, we will only accept a foreign check which has been drawn in U.S. dollars and has been is-sued by a foreign bank with a U.S. correspondent bank.

                   The Contracts are available on a non-qualified basis and as individual retirement annuities (IRAs) that qualify for special federal income tax treatment. Generally, Qualified Contracts may be purchased only in connection with a "rollover" of funds from another qualified plan or IRA and contain certain other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Con-tract.

                   Total Purchase Payments may not exceed $1,000,000 without prior approval of the Company.

PURCHASING BY                      CORESTATES BANK, N.A.
WIRE                               ABA 031000011
                                   DEPOSIT ACCOUNT NUMBER 1412652173
MONEY SHOULD BE                    PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
WIRED TO:                          CONTRACT NUMBER
                                   CONTRACT REGISTRATION
PLEASE CALL:
1-800-462-2391
BEFORE WIRING

                   To assure proper receipt, please be sure your bank includes the contract number Vanguard has assigned you. For an Ini-tial Purchase Payment, please complete the Vanguard Vari-able Annuity Plan Application and mail it to the Vanguard Variable Annuity Center, P.O. Box 1103, Valley Forge, PA 19482- 1103 prior to completing wire arrangements. Note:
                   Federal funds wire purchase orders will be accepted only when the New York Stock Exchange and Custodian Bank are open for business.

                   ------------------------------------------------------------

SECTION 1035       You may exchange your Accumulated Value under an existing
EXCHANGES          annuity contract to the Vanguard Variable Annuity Plan.
                   Section 1035 of the IRS Code of 1986, as amended (the
                   "Code"), provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. To complete a "1035 Exchange" simply provide all the requested information on the 1035 Exchange Form and mail it, along with the application and your current con-tract, to the Variable Annuity Center. As an accommodation to owners of Vanguard Variable Annuity Plan contracts, and in accordance with the Code, we will accept, under certain conditions, the consolidation of two or more Vanguard Vari-able Annuity Plan contracts into one. Such exchanges will be accepted on a case by case basis in order to provide contract owners with consolidated account reporting. In ad-dition, if applicable, contract owners will be responsible for only one Annual Contract Maintenance Fee. Under no cir-cumstances will an exchange of an existing Vanguard Vari-able Annuity Plan contract for an identical new Vanguard
                   Variable Annuity Plan contract be allowed. Special rules and procedures apply to Code Section 1035 transactions, particularly if the Contract being exchanged was issued prior to August 14, 1982. Prospective Contract Owners wish-ing to take advantage of Code Section 1035 should consult their tax advisers.

                   Please note, that an outstanding loan on the contract that you wish to transfer may create a tax consequence. There-fore, you are encouraged to settle any outstanding loans with your current insurance company prior to initiating a 1035 Exchange into the Plan.

--------------------------------------------------------------------------------

ALLOCATION OF      The Contract Owner specifies on the Contract Application
PURCHASE           how Purchase Payments will be allocated. The Contract Owner
PAYMENTS           may allocate each Purchase Payment to one or more of the
                   Portfolios as long as such portions are whole number per-centages and any allocation made is at least 10% and at least $1,000.

                   Allocation instructions for future Purchase Payments may be changed by the Contract Owner by sending a written notice to the Vanguard Variable Annuity Center. You may complete a Telephone Allocation Authorization Form to establish an op-tion that allows you to provide allocation instructions by telephone. This option includes the ability to change your investment by eliminating a Contract Portfolio from your allocations or by adding a new Contract Portfolio to your list. Please note that you must maintain a minimum of $1,000 in each Portfolio to which you have allocated as-sets.

                   During the Free Look Period (which is assumed for this pur-pose to be 10 to 30 days (or more in some instances as specified in your contract) after the issuance of the Con-tract), the Initial Net Purchase Payment and additional Purchase Payments received during the Free Look Period will be allocated to the Money Market Portfolio. Upon expiration of the Free Look Period, the Accumulated Value will remain in the Money Market Portfolio for an additional 5-day grace period to allow for mail delivery. Upon the expiration of the Free Look Period and the 5-day grace period (15 to 35 days), the Accumulated Value will then be allocated among the Portfolios in accordance with the Contract Owner's in-structions.

--------------------------------------------------------------------------------

CHARGES AND        The projected expenses for the Contract are substantially
DEDUCTIONS         below the costs of other variable annuity contracts. For
                   example, based on a $25,000 contract the average expense ratio of other variable annuity contracts was 2.10% as of December 31, 1996, compared to 0.81% for the Vanguard Vari-able Annuity Plan (source for competitors' data: Morning-star Performance Report January 1997)

                   No sales load is deducted from the Initial Purchase Payment or any Additional Purchase Payments. In addition, there are no sales charges imposed upon withdrawals.

                   ------------------------------------------------------------

MORTALITY AND      The Company imposes a charge as compensation for bearing
EXPENSE RISK       certain mortality and expense risks under the Contracts.
CHARGE             The annual charge is assessed daily based on the combined
                   net assets of the Separate Account and Separate Account B of First Providian Life & Health Insurance Company in the
                   Fund according to the following schedule:


                       NET ASSETS                            RATE
                   ------------------                       ------
                   First $2.5 Billion                       0.30%
                   Over $2.5 Billion and Up To $5 Billion   0.28%
                   Over $5 Billion                          0.27%

                   The Company guarantees that these mortality and expense risk breakpoints will never increase. If this charge is in-sufficient to cover actual costs and assumed risks, the loss will fall on the Company. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus.

                   The mortality risk borne by the Company under the Con-tracts, where one of the life Annuity Payment Options was selected, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a minimum Death Benefit in the event the Annu-itant dies prior to the Annuity Date.

                   The expense risk borne by the Company under the Contracts is the risk that the charges for administrative expenses which are guaranteed for the life of the Contract may be insufficient to cover the actual costs of issuing and ad-ministering the Contract.

                   ------------------------------------------------------------

ADMINISTRATIVE     An annual administrative charge of .10% of the net asset
CHARGE &           value of the Separate Account is assessed daily along with
MAINTENANCE FEE    an annual maintenance fee of $25 for Contracts valued at
                   less than $25,000 at the time of initial purchase and on the last Business Day of each year. It is important to note that fluctuation in Accumulation Unit Values due to changes in the market values of securities may cause an investor's
                   Contract's value to fall below $25,000. The annual mainte-nance fee is deducted proportionately from each Contract's
                   Accumulated Value; therefore, the $25 fee is assessed per Contract, not per Portfolio chosen. Your Initial Purchase
                   Payment of less than $25,000 is reduced by an initial main-tenance fee which is pro- rated to reflect only the remain-ing portion of the calendar year of purchase. Thereafter, the fee is deducted on the last Business Day of the year for the following year, on a pro rata basis from each of the Portfolios you have chosen. These deductions represent reimbursement for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account. Please note that Con-tracts valued at $25,000 or more as of the last Business
                   Day of the year will not be assessed the $25 maintenance fee for the following year.

                   ------------------------------------------------------------

TAXES The Contract Owner will, where such taxes are imposed by state law, pay Premium Taxes that currently range up to 3.5%. These taxes will be deducted from the Accumulated Value or Purchase Payments as incurred by the Company.

                   As of the date of this Prospectus, the following state as-sesses a Premium Tax on all Initial and subsequent Purchase
                   Payments:

                                                                         NON-
                                                             QUALIFIED QUALIFIED
                   -------------------------------------------------------------
             South Dakota...................................      0%     1.25%

                   As of the date of this Prospectus, the following states as-sess a Premium Tax against the Accumulated Value if the Owner chooses an Annuity Payment Option instead of receiv-ing a lump sum distribution:

                                                                         NON-
                                                             QUALIFIED QUALIFIED
                   -------------------------------------------------------------
             California.....................................    .50%     2.35%
             District of Columbia...........................   2.25%     2.25%
             Kansas.........................................      0%     2.00%
             Kentucky.......................................   2.00%     2.00%
             Maine..........................................      0%     2.00%
             Nevada.........................................      0%     3.50%
             West Virginia..................................   1.00%     1.00%
             Wyoming........................................      0%     1.00%

                   Under present laws, the Company will incur state or local taxes (other than Premium Taxes described above) in several states. At present, the Company does not charge the Contract Owner for these other taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal in-come tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See "Federal Tax Considerations," page 26.) Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

                   The Company will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                   ------------------------------------------------------------

VANGUARD           The value of the assets in the Separate Account will re-
VARIABLE           flect the fees and expenses paid by the Fund. A complete
INSURANCE FUND     description of these expenses is found in the "Fee Table"
EXPENSES           section of this Prospectus and in the "Management of the
                   Fund" Section of the Fund's Prospectus and in the Fund's
                   Statement of Additional Information.

--------------------------------------------------------------------------------

ACCUMULATED        At the commencement of the Contract, the Accumulated Value
VALUE              equals the Initial Net Purchase Payment. Thereafter, on any
                   Business Day the Accumulated Value equals the Accumulated
                   Value from the previous Business Day increased by: i) any
                   Additional Net Purchase Payments received by the Company
                   and ii) any increase in the Accumulated Value due to in-
                   vestment results of the selected Portfolio(s) that occur
                   during the Valuation Period; and reduced by: i) any de-
                   crease in the Accumulated Value due to investment results
                   of the selected Portfolio(s), ii) a daily charge to cover
                   the mortality and expense risks assumed by the Company,
                   iii) any charge to cover the cost of administering the Con-
                   tract, iv) any partial withdrawals, and v) Premium Taxes,
                   if any, that occur during the Valuation Period.

                   The Accumulated Value is expected to change from Valuation Period to Valuation Period, reflecting the investment expe-rience of the selected Portfolios of the Fund as well as the daily deduction of charges. When your Net Purchase Pay-ments are allocated to a selected Portfolio, they result in a particular number of Accumulation Units being credited to your Contract. The number of Accumulation Units credited is determined by dividing the dollar amount allocated to each Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. The Accumulation Unit Value varies each Valua-tion Period (i.e., each day that there is trading on the New York Stock Exchange) with the net rate of return of the

                   Portfolio. The net rate of return reflects the investment performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio.

--------------------------------------------------------------------------------

DIVIDENDS AND      All dividends and capital gains earned will be reinvested
CAPITAL GAINS      and reflected in the Accumulation Unit Value. Only in this
TREATMENT          way can these earnings remain tax deferred.

--------------------------------------------------------------------------------

EXCHANGES AMONG    Should your investment goals change, you may exchange the
THE PORTFOLIOS     Accumulated Value among the Portfolios of the Fund. Re-
                   quests for exchanges received by mail or by telephone prior to the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed at the close of business that same day. Requests received after the close of the Ex-change are processed the next Business Day.

                   The Contract's exchange privilege is not intended to afford Contract Owners a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transaction costs, the Separate Account has established a policy of limiting excessive exchange activity.

                   Because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive ex-changes (at least 30 days apart) from each Portfolio (ex-cept the Money Market Portfolio) during any 12-month peri-od. "Substantive" means either a dollar amount large enough to have a negative impact on a Portfolio or a series of movements between Portfolios. This restriction does not limit non-substantive exchanges and does not apply to ex-changes from the Money Market Portfolio. All exchanges must be for at least $250, or, if less, the Accumulated Value in the Portfolio. However, the Company and the Fund reserve the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, as deemed nec-essary, at any time.

                   ------------------------------------------------------------

AUTOMATIC EX-      The Automatic Exchange Service allows you to move money au-
CHANGES            tomatically among the Portfolios of the Fund. You may ex-
                   change fixed amounts or percentages of your Portfolio bal-ance either monthly, quarterly, semiannually or annually into existing (the $1,000 minimum balance requirement has been met) Portfolios. Exchanges at regular intervals or "dollar-cost averaging" can be used, for example, to move money from a money market portfolio into a stock or bond portfolio. The minimum exchange amount is $250, and the maximum exchange amount is $50,000. The Automatic Exchange
                   Service may be established by completing a Vanguard Vari-able Annuity Plan Automatic Exchange Service Application
                   Form or writing a letter of instruction. You may change the transfer amount or cancel this service in writing or by telephone, if you have established telephone authorization on your Contract. Please note that the Automatic Exchange
                   Service cannot be used to establish a new Portfolio, and will not be activated until the Free Look Period has ex-pired.

                   ------------------------------------------------------------

TELEPHONE EX-      To establish the telephone exchange privilege on your Con-
CHANGES            tract, please complete the appropriate section of the Plan
                   Application. The Company, the Fund, and

                   Vanguard shall not be responsible for the authenticity of exchange instructions received by telephone. Reasonable procedures will be undertaken to confirm that instructions communicated by telephone are genuine. Prior to the accept-ance of any request, the caller will be asked by a customer service representative for his or her contract number and social security number. All calls will be recorded, and this information will be verified with the Contract Owner's records prior to processing a transaction. Furthermore, all transactions performed by a service representative will be verified with the Contract Owner through a written confir-mation statement. The Company, the Fund, and Vanguard shall not be liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures. Every effort will be made to maintain the exchange privilege. However, the Company and the Fund reserve the right to revise or terminate its provisions, limit the amount of or reject any exchange, as deemed necessary, at any time.

--------------------------------------------------------------------------------

FULL AND PARTIAL   At any time before the Annuity Date and while the Annuitant
WITHDRAWALS        or Joint Annuitant is living, the Contract Owner may make a partial or full withdrawal of the Contract to receive all or part of the Accumulated Value by sending a written re-quest to the Vanguard Variable Annuity Center. Full or par-tial withdrawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least
                   $250. (See "Federal Tax Considerations," page 26.)

                   You can make a withdrawal by writing to the Vanguard Vari-able Annuity Center. Your written request should include your Contract number, social security number, withdrawal amount, the signature of all owners, and federal tax with-holding election (if no withholding election is chosen, we will be required to withhold 10%). Your proceeds will nor-mally be distributed within two Business Days after the re-ceipt of the request but in no event will it be later than seven calendar days, subject to postponement in certain circumstances (see "Deferment of Payment" page 26).

                   ------------------------------------------------------------

SYSTEMATIC WITH-   You may establish an automatic withdrawal of a specific
DRAWALS            amount, a percentage of the balance, or accumulated earn-
                   ings from your Contract, and receive distributions on a monthly, quarterly, semiannual, or annual schedule. Once established, a check will be sent to your Contract address, bank account or as you direct. Please note that each sys-tematic withdrawal, like any other partial withdrawal, is subject to federal income taxes on the earnings, and may be subject to a 10% tax imposed by the IRS on withdrawals made prior to age 59 1/2.

                   A minimum Contract balance of $10,000, and Portfolio bal-ance of $1,000 are required to establish a systematic with-drawal program for your Contract. The minimum automatic withdrawal amount is $250, and the maximum is $50,000. Changes to the withdrawal amount, percentage, or the fre-quency of distributions may be made by telephone. Any other changes, including a change in the destination of the check, must be requested in writing, and should include signatures of all Contract owners. To cancel the systematic withdrawal program, the Contract owner(s) needs to submit a letter of instruction with the appropriate signatures.

                   To establish a systematic withdrawal program for your Con-tract, simply complete the Vanguard Variable Annuity Plan Systematic Withdrawal Program Application Form. Please note that the completed form must be signed by all Contract own-ers, and must be signature guaranteed if you are directing the withdrawal checks to an address other than the Contract address.

                   Payments under the Contract of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank. If, at the time the Con-tract Owner requests a full or partial withdrawal, he or she has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Internal Revenue Code provides that a 10% penalty tax will be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 26.)

                   Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, the total amount paid upon withdrawal of the Contract (taking into account any prior withdrawals) may be more or less than the total Purchase Payments made.

--------------------------------------------------------------------------------

IRS-REQUIRED       If the Contract Owner or, if applicable a Joint Owner, dies
DISTRIBUTIONS      before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the Own-er's Designated Beneficiary as described in this section so that the Contract qualifies as an annuity under the Inter-nal Revenue Code.

                   If the death occurs on or after the Annuity Date, the re-maining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract will be distributed within five years after date of death or be paid under an annuity option under which payments will be-gin within one year of the Contract Owner's death and will be made for the life of the "Owner's Designated Beneficia-ry" or for a period not extending beyond the life expec-tancy of that beneficiary. The Owner's Designated Benefi-ciary is the person to whom Ownership of the Contract passes by reason of death.

                   If any portion of the Contract Owner's interest is payable to (or for the benefit of) the surviving spouse of the Con-tract Owner, the Contract may be continued with the surviv-ing spouse as the new Contract Owner.

--------------------------------------------------------------------------------

MINIMUM BALANCE    Due to the relatively high cost of maintaining smaller ac-
REQUIREMENTS       counts, the Company reserves the right to transfer the bal-
                   ance in any Portfolio account that falls below $1,000, due to a partial withdrawal or exchange, to the remaining Port-folios held under that Contract, on a pro rata basis. In the event that the entire value of the Contract falls below
                   $1,000, you may be notified that the Accumulated Value of your account is below the Contract's minimum requirement.
                   You would then be allowed 60 days to make an additional in-vestment before the account is liquidated. Proceeds would be promptly paid to the Contract

                   Owner. The full proceeds would be taxable as a withdrawal. A full withdrawal will result in an automatic termination of the Contract.

--------------------------------------------------------------------------------

DESIGNATION OF A   The Contract Owner may select one or more Beneficiaries,
BENEFICIARY        who would receive benefits upon the death of the Annuitant, and name them in the application. The Beneficiary(ies), as named on the application, will serve as the beneficiary designation. Thereafter, while the Annuitant or Joint Annu-itant is living, the Contract Owner may change the Benefi-ciary by written notice. Such change will take effect on the date the notice is signed by the Contract Owner but will not affect any payment made or other action taken be-fore the Company acknowledges the notice. The Contract
                   Owner may also make the designation of Beneficiary irrevo-cable by sending written notice to, and obtaining approval from, the Company. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable
                   Beneficiary.

                   If the Annuitant dies prior to the Annuity Date, the fol-lowing will apply unless the Contract Owner has made other provisions:

                   (a) If there is more than one Beneficiary, each will share in the Death Benefits equally;

                   (b) If one or two or more Beneficiaries has already died,
                       that share of the Death Benefit will be paid equally to the survivor(s);

                   (c) If no Beneficiary is living, the proceeds will be paid to the Contract Owner;

                   (d) If a Beneficiary dies at the same time as the Annui-
                       tant, the proceeds will be paid as though the Benefi-ciary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Beneficiary had died first.

                   If a Beneficiary who is receiving Annuity Payments dies, any remaining Payments Certain will be paid to that Beneficiary's named Beneficiary(ies) when due. If no Bene-ficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate.

                   If a Life Annuity with Period Certain Option was elected, and if the Annuitant dies on or after the Annuity Date, any unpaid Payments Certain will be paid to the Beneficiary.

--------------------------------------------------------------------------------

DEATH OF           Subject to the provisions dealing with Joint Annuitants, if
ANNUITANT PRIOR    the Annuitant dies prior to the Annuity Date, an amount
TO ANNUITY DATE    will be paid as proceeds to the Beneficiary. If the Annui-
                   tant or Joint Annuitant dies prior to the Annuity Date, the survivor shall become the sole Annuitant. The Death Benefit is calculated and is payable upon receipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Beneficiary to make the pay-ment. The Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment
                   Options.

                   A lump sum cash benefit will equal the greater of: (a) the Accumulated Value as of the date of due Proof of Death and proof that the Annuitant died prior to the Annuity Date or
                   (b) the sum of Purchase Payments less the sum of all par-tial withdrawals and premium taxes. An Annuity Payment will be based on the greater of: (a) the Accumulated Value ten Business Days prior to the Annuity Date elected by the Ben-eficiary and approved by the Company or (b) the sum of Pur-chase Payments less the sum of all partial withdrawals and Premium Taxes. The Contract Owner may elect an Annuity Pay-ment Option for the Beneficiary or, if no such election was made by the Contract Owner and a cash benefit has not been paid, the Beneficiary may make this election after the Annuitant's death.

                   For a discussion of the consequences of the death of the Contract Owner, if different from the Annuitant, see "IRS Required Distributions," page 22 and "Distribution-at-Death Rules," page 28.

--------------------------------------------------------------------------------

ANNUITY DATE       The Contract Owner may specify an Annuity Date in the ap-
                   plication, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. If no Annuity Date is specified in the application, the Annuitant will begin receiving An-nuity Payments on the first day of the month after ten full years from the date of this Contract, or the first day of the month which follows the Annuitant's 65th birthday, whichever is later. The Annuity Date is the date that Annu-ity Payments are scheduled to commence under the Contract, unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date.

                   The Contract Owner may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written re-quest or, without the Company's prior approval, deferred to a date beyond the Annuitant's 85th birthday. An Annuity Date may only be changed by written request during the Annuitant's or Joint Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and Annuity Payment Options available for Qualified Contracts may also be controlled by endorsements, the plan or applicable law.

--------------------------------------------------------------------------------

ANNUITY PAYMENT    All Annuity Payment Options (except the Designated Period
OPTIONS            Annuity Option) are offered as "Variable Annuity Options."
                   This means that Annuity Payments, after the initial pay-ment, will reflect the investment experience of the Portfo-lio or Portfolios chosen by the Contract Owner. All Annuity
                   Payment Options are offered as "Fixed Annuity Options."
                   This means that the amount of each payment will be set on the Annuity Date and will not change. If you choose a Fixed
                   Option, your investment will be moved out of the underlying
                   Vanguard Portfolios and into the general account of Providian Life & Health Insurance Company. If you do not wish to receive your payments on an annuity basis, you may take a lump sum payment at anytime before the annuity date. The lump sum value is equal to the Accumulation Val-ue. The following Annuity Payment Options are available un-der the Contract:

                   LIFE ANNUITY--Available as either a Fixed or Variable Op-tion. Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

                   JOINT AND LAST SURVIVOR ANNUITY--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

                   LIFE ANNUITY WITH PERIOD CERTAIN--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

                   INSTALLMENT OR UNIT REFUND LIFE ANNUITY--Available as ei-ther a Fixed (Installment Refund) or Variable (Unit Refund) Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain determined by dividing the Accumulated Value by the First Annuity Payment.

                   DESIGNATED PERIOD ANNUITY--Only available as a Fixed Op-tion. Monthly Annuity Payments are paid for a Period Cer-tain as elected, which may be from 10 to 30 years.

                   In the event that an Annuity Payment Option is not select-ed, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sections of the Con-tract. That portion of the Accumulated Value that has been held in a Portfolio prior to the Annuity Date will be ap-plied under a Variable Annuity Option based on the perfor-mance of that Portfolio. Subject to approval by the Compa-ny, the Contract Owner may select any other Annuity Payment Option then being offered by the Company. Annuity Payments are guaranteed to be not less than as provided by the Annu-ity Tables for the first payment under a Variable Option and each payment under a Fixed Option. The minimum payment, however, is $100 ($20 for Massachusetts Contract Owners). If the Accumulated Value is less than $5,000, or less than $2,000 for Texas and Massachusetts Contract Owners, the Company has the right to pay that amount in a lump sum. From time-to-time, the Company may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living. Annuity Payment Options are not available to: (1) an as-signee; or (2) any other than a natural person, except with the consent of the Company.

                   The Company may, at the time of election of an Annuity Pay-ment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

                   The value of Variable Annuity Payments will reflect the in-vestment experience of the chosen Portfolio. On or after the Annuity Date, the Annuity Payment Option is irrevoca-ble. Only one Annuity Option may be chosen from among those made available by the Company per each Portfolio. The annu-ity tables, which are contained in the Contract and are used to calculate the value of

                   Variable Annuity Payments, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower.

                   If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant or of a Joint An-nuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant or of a Joint Annu-itant will affect the amount of each payment. Since pay-ments to older Annuitants are expected to be fewer in num-ber, the amount of each Annuity Payment shall be greater.

                   If at the time of any Annuity Payment the Contract Owner has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of such Annu-ity Payment and remit that amount to the federal govern-ment.

                   The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

                   After the Annuity Date, the Contract Owner may change the Portfolio funding the Variable Annuity Payments, either by written request or by calling the Vanguard Variable Annuity Center (1-800-462-2391). Because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive exchanges (at least 30 days apart) from the Portfolios (except the Money Market Portfolio) during any 12-month period. "Substantive" means either a dollar amount large enough to have a negative impact on a Portfolio or a series of movements between Portfolios. The method of com-putation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

                   ------------------------------------------------------------
DEFERMENT OF
PAYMENT
                   Payment of any cash withdrawal or lump-sum death benefit due from the Separate Account will occur within seven days from the date the election becomes effective, except that the Company may be permitted to defer such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is other-wise restricted; or (2) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or
                   (3) the SEC permits a delay for the protection of Contract Owners.

--------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS

INTRODUCTION       The ultimate effect of federal income taxes on the amounts paid for the Contract, on the investment returns on assets held under a Contract, on Annuity Payments, and on the eco-nomic benefits to the Contract Owner, Annuitant or Benefi-ciary, depends on the Company's tax status and upon the tax status of the individuals concerned. The following discussion is gen-eral in nature and is not intended as tax advice. You should consult a tax adviser regarding the tax consequences of purchasing a Contract. No attempt is made to consider any applicable state or other tax laws. Moreover, the dis-cussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted.
                   No representation is made regarding the likelihood of con-tinuation of the federal income tax laws, the Treasury Reg-ulations, or the current interpretations by the Internal
                   Revenue Service. We reserve the right to make uniform changes on the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Fund.

                   ------------------------------------------------------------

TAXATION OF        Section 72 of the Code governs taxation of annuities. In
ANNUITIES IN       general, a Contract Owner is not taxed on increases in
GENERAL            value under a Contract until some form of withdrawal or
                   distribution is made under it. However, under certain cir-cumstances, the increase in value may be subject to current federal income tax. (See "Contracts Owned by Non-Natural
                   Persons" and "Diversification Standards", pages 29 and 30.)


                   Section 72 provides that the proceeds of a full or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract", as that term is defined in the Code. The "investment in the Contract" can generally be described as the cost of the Contract, and generally constitutes all purchase payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross in-come. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

                   Upon receipt of a full or partial withdrawal or an Annuity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Contract. Or-dinarily, the taxable portion of such payments will be taxed at ordinary income tax rates. Partial withdrawals are generally taken out of earnings first and then Purchase Payments.

                   For Fixed Annuity Payments, in general, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio", which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Payments, in general, the taxable portion is determined by a formula that establishes a specific dol-lar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Con-tract by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contracts, the balance of the Annuity Payments will be fully taxable.

                   Withholding of federal income taxes on all distributions is required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, taxes will be withheld on distributions to nonresident aliens at a 30% flat rate un-less an exemption from withholding applies under the appli-cable tax treaty.

                   With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or dis-tributed. However, the penalty tax will not apply to with-drawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the primary Annuitant, who is defined as the individual the events in whose life are of primary impor-tance in affecting the timing and payment under the Con-tract); (ii) attributable to the taxpayer's becoming disa-bled within the meaning of Code Section 72(m)(7); (iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life ex-pectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (iv) from a qualified plan; (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract as defined in Sec-tion 72(u)(4); or (viii) that are purchased by an employer on termination of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain distribu-tions as well as to certain contributions and other trans-actions under a qualified contract.

                   If the penalty tax does not apply to a withdrawal as a re-sult of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as de-termined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
                   (b) before the taxpayer reaches age 59 1/2.

                   ------------------------------------------------------------

THE COMPANY'S      The Company is taxed as a life insurance company under Part
TAX STATUS         I of Subchapter L of the Code. Since the Separate Account
                   is not a separate entity from the Company and its opera-tions form a part of the Company, it will not be taxed sep-arately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are re-invested and taken into account in determining the Accumu-lation Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.


                   ------------------------------------------------------------

DISTRIBUTION-AT-   In order to be treated as an annuity contract, a contract
DEATH RULES        must, generally, provide the following two distribution
                   rules: (a) if any Contract Owner dies on or after the Annuity Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if any Contract Owner dies before the Annuity Date, the en-tire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to a Designated Beneficiary, how-ever, such interest may be annuitized over the life of that Designated Beneficiary or over a period not extending be-yond the life expectancy of that Beneficiary, so long as distributions commence within one year after the Contract
                   Owner's death. If the Designated Beneficiary is the spouse of the Contract Owner, the Contract (together with the de-ferred tax on the accrued and future income thereunder) may be continued unchanged in the name of the spouse as Con-tract Owner. The term Designated Beneficiary means the nat-ural person named by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of the Contract Owner's death.

                   If the Contract Owner is not an individual, death of the "primary Annuitant" (as defined under the Code) is treated as the death of the Contract Owner. The primary Annuitant is the individual who is of primary importance in affecting the timing or the amount of payout under a Contract. In ad-dition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner.

                   Finally, in the case of Joint Contract Owners, the distri-bution will be required at the death of the first of the Contract Owners.

                   ------------------------------------------------------------

TRANSFERS OF       Any transfer of a non-qualified annuity Contract prior to
ANNUITY            the Annuity Date for less than full and adequate considera-
CONTRACTS          tion will generally trigger tax on the gain in the Contract to the Contract Owner at the time of such transfer. The in-vestment in the Contract of the transferee will be in-creased by any amount included in the Contract Owner's in-come. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).


                   ------------------------------------------------------------

CONTRACTS OWNED    Where the Contract is held by a non-natural person (for ex-
BY NON-NATURAL     ample, a corporation), the Contract is generally not
PERSONS            treated as an annuity contract for federal income tax pur-
                   poses, and the income on that Contract (generally the in-crease in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. If an employer is the nominal owner of a Contract, and the beneficial owners are employees, then the Contract is not treated as being held by a non-natural per-son. The rule also does not apply where the Contract is ac-quired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an im-mediate annuity as defined under the Code.


                   ------------------------------------------------------------

ASSIGNMENTS        A transfer of ownership of a Contract, a collateral assign-
                   ment or the designation of an Annuitant or other Benefi-ciary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annu-itant or Beneficiary that are not discussed herein. A Con-tract Owner contemplating such a transfer or assignment of a Contract should contact a tax adviser with respect to the potential tax effects of such a transaction.

                   ------------------------------------------------------------

MULTIPLE           All non-qualified annuity contracts issued by the same com-
CONTRACTS RULE     pany (or affiliate) to the same Contract Owner during any
                   calendar year are to be aggregated and treated as one con-tract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received un-der any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly sub-ject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity Contracts or otherwise. In addition, there may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. The aggregation rules do not apply to immediate annuities as defined under Sec-tion 72(u)(4) of the Code. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts.


                   ------------------------------------------------------------

DIVERSIFICATION    To comply with certain diversification regulations (the
STANDARDS          "Regulations"), which were issued in final form on March 2,
                   1989, under Code Section 817(h), after a start up period, the Separate Account will be required to diversify its in-vestments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of the Separate Account is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolio of the Fund in which each such division invests. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.


                   In connection with the issuance of temporary diversifica-tion regulations in 1986, the Treasury announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their investments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are is-sued, the Contracts may need to be modified in order to re-main in compliance. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Contract Owner from being considered the owner of as-sets of the Separate Account.

                   We intend to comply with the Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

                   ------------------------------------------------------------

QUALIFIED          Qualified Contracts to provide for retirement may generally
INDIVIDUAL         be purchased only in connection with a "rollover" of funds
RETIREMENT         from another individual retirement annuity (IRA) or quali-
ANNUITIES          fied plan. IRA Contracts must contain special provisions
                   and are subject to limitations on contributions and the timing of when distributions can be made. Tax penalties may apply to contributions in excess of specified limits, loans or reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

--------------------------------------------------------------------------------

GENERAL            The Company retains the right, subject to any applicable
INFORMATION        law, to make certain changes. The Company reserves the
                   right to eliminate the shares of any of the Portfolios and
ADDITIONS,         to substitute shares of another Portfolio of the Fund, or
DELETIONS, OR      of another registered open-end management investment compa-
SUBSTITUTIONS OF   ny, if the shares of the Portfolios are no longer available
INVESTMENTS        for investment, or, if in the Company's judgment, invest-
                   ment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.


                   New Portfolios may be established when marketing, tax, in-vestment, or other conditions so warrant. Any new Portfo-lios will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so warrant.

                   In the event of any such substitution or change, the Com-pany may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

                   ------------------------------------------------------------

DISTRIBUTOR OF The Vanguard Group, Inc., through its wholly-owned subsidi-THE CONTRACTS ary, Vanguard Marketing Corp., is the principal distributor of the Contract. For these services, the Fund paid a fee of less than .02% of the Fund's average net assets for the 1996 fiscal year. This fee is guaranteed not to exceed .20% of the Fund's average month-end net assets. A complete de-scription of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Additional Information.


                   ------------------------------------------------------------

VOTING RIGHTS      The Fund does not hold regular meetings of shareholders.
                   The Directors of the Fund may call special meetings of shareholders as may be required by the

                   1940 Act or other applicable law. To the extent required by law, the Portfolio shares held in the Separate Account will be voted by the Company at shareholder meetings of the Fund in accordance with instructions received from persons hav-ing voting interests in the corresponding Portfolio. Fund shares as to which no timely instructions are received or shares held by the Company as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instruc-tions to abstain on any item to be voted upon will be ap-plied on a pro rata basis to reduce the votes eligible to be cast.

                   The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio of the Separate Account. That number will be determined by apply-ing his or her percentage interest, if any, in a particular Portfolio to the total number of votes attributable to the Portfolio.

                   Prior to the Annuity Date, the Contract Owner holds a vot-ing interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Ac-cumulated Value attributable to a Portfolio by the net as-set value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable annuity option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corre-sponding Portfolio. After the Annuity Date, the votes at-tributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.


                   The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting in-structions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

                   ------------------------------------------------------------

AUDITORS Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their fi-nancial statements annually.

                   ------------------------------------------------------------

LEGAL MATTERS      Jorden Burt Berenson & Johnson LLP of Washington, DC, has
                   provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of Missouri law pertaining to the validity of the Contract and the Company's right to issue such Contracts have been passed upon by Kimberly A. Scouller, Esquire, on behalf of the Company.

--------------------------------------------------------------------------------

 TABLE OF CONTENTS FOR THE VANGUARD VARIABLE ANNUITY PLAN CONTRACT STATEMENT OF
                             ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
  THE CONTRACT............................................................. B-2
   Computation of Variable Annuity Income Payments......................... B-2
   Exchanges............................................................... B-3
   Joint Annuitant......................................................... B-3
  GENERAL MATTERS.......................................................... B-3
   Non-Participating....................................................... B-3
   Misstatement of Age or Sex.............................................. B-3
   Assignment.............................................................. B-3
   Annuity Data............................................................ B-4
   Annual Report........................................................... B-4
   Incontestability........................................................ B-4
   Ownership............................................................... B-4
  DISTRIBUTION OF THE CONTRACT............................................. B-4
  PERFORMANCE INFORMATION.................................................. B-4
   Money Market Subaccount Yields.......................................... B-4
   30-Day Yield for Non-Money Market Subaccounts........................... B-5
   Standardized Average Annual Total Return for Non-Money Market
     Subaccounts........................................................... B-5
  ADDITIONAL PERFORMANCE MEASURES.......................................... B-7
   Non-Standardized Actual Total Return and Non-Standardized
     Actual Average Annual Total Return.................................... B-7
   Non-Standardized Total Return Year-to-Date.............................. B-7
   Non-Standardized One Year Return........................................ B-7
  SAFEKEEPING OF ACCOUNT ASSETS............................................ B-7
  THE COMPANY.............................................................. B-7
  STATE REGULATION......................................................... B-8
  RECORDS AND REPORTS...................................................... B-8
  LEGAL PROCEEDINGS........................................................ B-8
  OTHER INFORMATION........................................................ B-8
  FINANCIAL STATEMENTS..................................................... B-8
   Audited Financial Statements............................................ B-8


                   PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                  OFFERED BY

                   PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)
                            ADMINISTRATIVE OFFICES
                                20 MOORES ROAD
                          FRAZER, PENNSYLVANIA 19355

                               ----------------

  This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity Plan Contract (the "Contract") offered by Providian Life & Health Insurance Company (the "Compa-ny"). You may obtain a copy of the Prospectus dated November __, 1997; by calling 1-800-522-5555, or writing to Vanguard Variable Annuity Plan, P.O. Box 2600, Valley Forge, PA 19482. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                NOVEMBER __, 1997

  TABLE OF CONTENTS                                                         PAGE
  -----------------                                                         ----
  THE CONTRACT............................................................. B-2
   Computation of Variable Annuity Income Payments......................... B-2
   Exchanges............................................................... B-3
   Joint Annuitant......................................................... B-3
  GENERAL MATTERS.......................................................... B-3
   Non-Participating....................................................... B-3
   Misstatement of Age or Sex.............................................. B-3
   Assignment.............................................................. B-3
   Annuity Data............................................................ B-4
   Annual Report........................................................... B-4
   Incontestability........................................................ B-4
   Ownership............................................................... B-4
  DISTRIBUTION OF THE CONTRACT............................................. B-4
  PERFORMANCE INFORMATION.................................................. B-4
   Money Market Subaccount Yields.......................................... B-4
   30-Day Yield for Non-Money Market Subaccounts........................... B-5
   Standardized Average Annual Total Return for Non-Money Market
      Subaccounts.......................................................... B-5
  ADDITIONAL PERFORMANCE MEASURES.......................................... B-7
   Non-Standardized Actual Total Return and Non-Standardized Actual
       Average Annual Total Return......................................... B-7
   Non-Standardized Total Return Year-to-Date.............................. B-7
   Non-Standardized One Year Return........................................ B-7
  SAFEKEEPING OF ACCOUNT ASSETS............................................ B-7
  THE COMPANY.............................................................. B-7
  STATE REGULATION......................................................... B-8
  RECORDS AND REPORTS...................................................... B-8
  LEGAL PROCEEDINGS........................................................ B-8
  OTHER INFORMATION........................................................ B-8
  FINANCIAL STATEMENTS..................................................... B-8
   Audited Financial Statements............................................ B-8

                                 THE CONTRACT

 In order to supplement the description in the Prospectus, the following pro-vides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

 Variable Annuity Income Payments are computed as follows. First, the Accumu-lated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corre-sponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time Annuity Income Payments are computed, offer more favorable rates in lieu of the guaranteed rates spec-ified in the Annuity Table.

 The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multi-plied by the Annuity Unit value for the Subaccount ten Business Days before the due date of the Annuity Payment.

 The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times
(c), where:

 (a) the Annuity Unit value for the immediately preceding Business Day;

 (b) the Net Investment Factor for the day;

 (c) the investment result adjustment factor (.99989255 per day), which recog-nizes an assumed interest rate of 4% per year used in determining the An-nuity Payment amounts.

 The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

 (a) any increase or decrease in the value of the Subaccount due to investment results;

 (b) a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate according to the following schedule:

    NET ASSETS*                                                            RATE
    -----------                                                           ------
    First $2.5 Billion................................................... 0.30%
    Over $2.5 Billion and Up To $5 Billion............................... 0.28%
    Over $5 Billion...................................................... 0.27%

   * Based on the combined net assets of the Separate Account and Separate Ac-count B of First Providian Life & Health Insurance Company.

 (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of .10%.

 (d) an annual charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and on the last business day of each year.

 The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachu-setts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above, for all annuitants of either gen-der.

EXCHANGES

 After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by making a written request or by calling the Variable An-nuity Center, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first pay-ment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Con-tract Owner is limited to two substantive exchanges (at least 30 days apart) in any Contract Year, and the value of the Annuity Units exchanged must pro-vide a monthly Annuity Payment of at least $100 at the time of the exchange.

 Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Administrator. On the ex-change date, the Company will: establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the ex-isting Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

JOINT ANNUITANT

 The Contract Owner may, in the Contract Application or by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company's underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

 The Annuity Date shall be determined based on the date of birth of the Annui-tant. If the Annuitant or Joint Annuitant dies prior to the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be des-ignated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

                                GENERAL MATTERS

NON-PARTICIPATING

 The Contracts are non-participating. No dividends are payable and the Con-tracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

 The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Purchase Payments would have purchased for the correct age and sex. In the case of cor-rection of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

 Any Nonqualified Contract may be assigned by the Contract Owner prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsi-ble for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the inter-est of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settle-ment made by the Company before receipt of written notice.

ANNUITY DATA

 The Company will not be liable for obligations which depend on receiving in-formation from a Payee until such information is received in a form satisfac-tory to the Company.

ANNUAL REPORT

 Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, exchanges or withdrawals during the year. This re-port will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

INCONTESTABILITY

 This Contract is incontestable from the Contract Date, subject to the "Mis-statement of Age or Sex" provision.

OWNERSHIP

 The Owner of the Contract on the Contract Date is the Annuitant, unless oth-erwise specified in the application. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Own-er(s), Ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Owner. If no Owner's Designated Beneficiary is designated or if no Owner's Designated Bene-ficiary is living, the Owner's Designated Beneficiary is the Owner's estate. From time to time the Company may require proof that the Owner is still liv-ing.

                         DISTRIBUTION OF THE CONTRACT

 The Vanguard Group, Inc. through its wholly-owned subsidiary, Vanguard Mar-keting Corporation, will be the principal distributor of the Contracts. For these services, the Fund paid a fee .02% of the Funds' average net assets for its 1996 fiscal year. This fee is guaranteed not to exceed .20% of the Fund's average month-end net assets. A complete description of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Additional Information.

                            PERFORMANCE INFORMATION

 Performance information for the Subaccounts including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

MONEY MARKET SUBACCOUNT YIELDS

 Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base-period"), and stated as a percentage of the in-vestment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calcu-lation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly com-pounding pursuant to the following formula:

         Effective Yield = [((Base Period Return) +1) /3//6//5///7/]-1

 The yield of the Money Market Subaccount for the 7-day period ended December 31, 1996, was 4.84%.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

 Quotations of yield for the remaining Subaccounts will be based on all in-vestment income per Unit earned during a particular 30-day period, less ex-penses accrued during the period ("net investment income"), and will be com-puted by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                          YIELD = 2[(a-b + 1)/6/ - 1]
                                      cXd

 Where:

  [a] equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

  [b] equals the expenses accrued for the period (net of reimbursements)

  [c] equals the average daily number of Units outstanding during the period

  [d] equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends de-clared and paid by the Series, which are automatically reinvested in shares of the Series.

 The yield of each Subaccount for the 30-day period ended December 31, 1996, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized. The High Yield Bond and Small Company Growth Subaccounts had no operations during the period.

   High-Grade Bond Subaccount............................................. 5.95%
   Balanced Subaccount.................................................... 3.43%
   Equity Index Subaccount................................................ 1.46%
   Equity Income Subaccount............................................... 2.86%
   Growth Subaccount...................................................... 0.70%
   International Subaccount...............................................  --
   High Yield Bond Subaccount............................................. 8.46%
   Small Company Growth Subaccount........................................ 0.43%

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET SUBACCOUNTS

 When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have pro-duced the cash redemption value over the stated period had the performance re-mained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the pe-riod. It reflects the deduction of all applicable sales loads, the Annual Con-tract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. In calculating performance infor-mation, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total aver-age net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereaf-ter, the fee is deducted on the last business day of the year for the follow-ing year, on a pro rata basis, from each of the Portfolios you have chosen.

 Quotations of average annual total return for any Subaccount will be ex-pressed in terms of the average annual compounded rate of return of a hypo-thetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date and quarter-to-date, calculated pursuant to the formula:

                                P(1 + T)n = ERV

Where:

 (1) [P] equals a hypothetical Initial Purchase Payment of $1,000

 (2) [T] equal an average annual total return

 (3) [n] equals the number of years

 (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Pur-chase Payment made at the beginning of the period (or fractional portion thereof)

  The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1996.

                                                   YEAR   YEAR ENDED    SINCE
                          1 YEAR  3 YEARS 5 YEARS TO DATE  12/31/96   INCEPTION*
                          ------  ------- ------- ------- ----------  ----------
High-Grade Bond
 Subaccount.............   3.07%    5.43%   6.16%   3.07%    3.07%      7.22%
Balanced Subaccount.....  15.66%   14.63%  12.55%  15.66%   15.66%     12.62%
Equity Index Subaccount.  22.25%   18.89%  14.38%  22.25%   22.25%     14.93%
Equity Income
 Subaccount.............  18.11%   17.04%    --    18.11%   18.11%     15.64%
Growth Subaccount.......  26.27%   21.70%    --    26.27%   26.27%     19.76%
International
 Subaccount.............  14.04%     --      --    14.04%   14.04%     11.72%
High Yield Bond
 Subaccount.............    --       --      --     8.69%     --        8.69%
Small Company Growth
 Subaccount.............    --       --      --    -2.76%     --       -2.76%

--------
* Since Inception:
Equity Index Subaccount and High-Grade Bond Subaccount--April 29, 1991 Balanced Subaccount--May 23, 1991
Equity Income Subaccount and Growth Subaccount--June 7, 1993
  International Subaccount--June 3, 1994
  High Yield Bond Subaccount and Small Company Growth Subaccount--June 3,
  1996



                                        Month-          Quarter         6 Months
                                       To-Date          To-Date         To-Date
                                 ------------------------------------------------------------------
High-Grade Bond Subaccount             -0.99%           2.91%             4.76%
Balanced Subaccount                    -2.25%           6.46%            10.66%
Equity Index Subaccount                -2.00%           8.21%            11.38%
Equity Income Subaccount               -0.99%           8.82%            10.42%
Growth Subaccount                      -2.30%           5.77%            10.35%
International Subaccount               -0.12%           3.68%             4.13%
High Yield Bond Subaccount              1.43%           4.10%             9.09%
Small Company Growth Subaccount         1.11%          -1.12%             2.08%


 All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1, 5 and 10 year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

 Performance information for a Subaccount may be compared, in reports and pro-motional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institu-tional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for adminis-trative and management costs and expenses.

 Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

 Reports and marketing materials may, from time to time, include information concerning the rating of Providian Life & Health Insurance Company as deter-mined by A.M. Best, Moody's, Standard & Poor's or other recognized rating services. Reports and promotional literature may also contain other informa-tion including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publica-tions, or other persons who rank separate accounts or other investment prod-ucts on overall performance or other criteria, and (ii) the effect of tax-de-ferred compounding on a Subaccount's investment returns, or returns in gener-al, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an invest-ment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

                        ADDITIONAL PERFORMANCE MEASURES


NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non-Standardized Actual Total Return and the Non-Standardized Actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (See Fee Table in the Prospectus), the Non-Standardized Actual Total Return and Non-Standardized Actual Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                      NON-STANDARDIZED ACTUAL TOTAL RETURN
                           FOR PERIOD ENDING 12/31/96


                                       Month        Quarter     6 Months
                                      To-Date       To-Date     To-Date         One Year   Since Inception
                                 -------------------------------------------------------------------------
High-Grade Bond Subaccount             -0.99%       2.91%         4.76%          3.08%         48.82%
Balanced Subaccount                    -2.25%       6.46%        10.66%         15.68%         95.32%
Equity Index Subaccount                -2.00%       8.21%        11.39%         22.27%        120.98%
Equity Income Subaccount               -0.99%       8.82%        10.43%         18.13%         68.20%
Growth Subaccount                      -2.30%       5.77%        10.35%         26.29%         90.57%
International Subaccount               -0.12%       3.68%         4.13%         14.05%         33.19%
High Yield Bond Subaccount              1.43%       4.10%         9.09%           --            8.71%
Small Company Growth Subaccount         1.11%      -1.02%         2.08%           --           -2.75%

              NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURNS
                           FOR PERIOD ENDING 12/31/96

                                   One Year   Three Year   Five Year   Ten Year  Since Inception
                                 ---------------------------------------------------------------
High-Grade Bond Subaccount             3.08%        5.44%       6.18%       --         7.25%
Balanced Subaccount                   15.68%       14.65%      12.58%       --        12.67%
Equity Index Subaccount               22.27%       18.91%      14.41%       --        14.98%
Equity Income Subaccount              18.13%       17.05%        --         --        15.68%
Growth Subaccount                     26.29%       21.71%        --         --        19.80%
International Subaccount              14.05%         --          --         --        11.75%
High Yield Bond Subaccount              --           --          --         --         8.71%
Small Company Growth Subaccount         --           --          --         --        -2.75%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.



                                   Total Return YTD
                                    as of 12/31/96
                                  ------------------
High-Grade Bond Subaccount              3.08%
Balanced Subaccount                    15.68%
Equity Index Subaccount                22.27%
Equity Income Subaccount               18.13%
Growth Subaccount                      26.29%
International Subaccount               14.05%
High Yield Bond Subaccount              8.71%
Small Company Growth Subaccount        -2.75%


NON-STANDARDIZED ONE YEAR RETURN

The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.


                                    1996    1995    1994    1993   1992
                                 --------------------------------------
High-Grade Bond Subaccount          3.08%  17.47%  -3.19%    8.92%  5.70%
Balanced Subaccount                15.68%  31.76%  -1.13%   12.56%  6.59%
Equity Index Subaccount            22.27%  36.67%   0.61%    9.18%  6.77%
Equity Income Subaccount           18.13%  38.19%  -1.76%     --     --
Growth Subaccount                  26.29%  37.62%   3.74%     --     --
International Subaccount           14.05%  15.31%    --       --     --
High Yield Bond Subaccount           --      --      --       --     --
Small Company Growth Subaccount      --      --      --       --     --

                         SAFEKEEPING OF ACCOUNT ASSETS

 Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company's general account assets. Records are maintained of all purchases and redemp-tions of eligible Portfolio shares held by each of the Subaccounts.

                                  THE COMPANY

Providian Corporation owns a 4% interest in the Company and 61%, 15% and 20% interests, respectively, are held by Commonwealth Life Insurance Company, Peoples Security Life Insurance Company and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly owned by Capital General Development Corporation, which in turn is wholly owned by Providian Corporation. A 3% interest in Capital Liberty, L.P. is owned by Providian Corporation, which is the general partner, and 78% and 19% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company.

Providian Corporation is a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V.

                               STATE REGULATION

 The Company is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of In-surance. An annual statement is filed with the Missouri Commissioner of Insur-ance on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

 In addition, the Company is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and re-view processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                              RECORDS AND REPORTS

 All records and accounts relating to the Separate Account will be maintained by the Company or by its Administrator. As presently required by the Invest-ment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required un-der that Act or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS

 There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not in-volved in any litigation that is of material importance in relation to its to-tal assets or that relates to the Separate Account.

                               OTHER INFORMATION

 A Registration Statement has been filed with the Securities and Exchange Com-mission, under the Securities Act of 1933 as amended, with respect to the Con-tracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. State-ments contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summa-ries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Com-mission.

                             FINANCIAL STATEMENTS

 The audited financial statements of the Separate Account for the years ended December 31, 1996 and December 31, 1995, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

 The audited statutory-basis financial statements of the Company for the years ended December 31, 1996 and December 31, 1995, including the Report of Inde-pendent Auditors thereon, which are also included in this Statement of Addi-tional Information, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                              FINANCIAL STATEMENTS

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

   YEARS ENDED DECEMBER 31, 1996 AND 1995 WITH REPORT OF INDEPENDENT AUDITORS

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                              FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1996 AND 1995

                                    CONTENTS

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Statements of Assets and Liabilities......................................   2
  Statements of Operations..................................................   4
  Statements of Changes in Net Assets.......................................   6
  Notes to Financial Statements.............................................   8

                        REPORT OF INDEPENDENT AUDITORS

Contract Owners
Providian Life and Health Insurance Company  Separate Account IV

  We have audited the accompanying statements of assets and liabilities of Providian Life and Health Insurance Company Separate Account IV (comprising the Money Market, High-Grade Bond, Balanced, Equity Index, Growth, Equity In-come, International, High Yield Bond, and Small Company Growth Subaccounts) as of December 31, 1996 and 1995, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to ex-press an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. Our proce-dures included confirmation of securities owned as of December 31, 1996 and 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Providian Life and Health Insurance Company Sepa-rate Account IV at December 31, 1996 and 1995, and the results of their opera-tions and changes in their net assets for the years then ended in conformity with generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

Louisville, Kentucky
April 25, 1997

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                      STATEMENTS OF ASSETS AND LIABILITIES

                                                           DECEMBER 31
                                                  -----------------------------
                                                       1996           1995
                                                  -------------- --------------
ASSETS
Investments:
 Money Market Portfolio (cost: $307,822,346 and
  $217,738,608 in 1996 and 1995, respectively)... $  307,822,346 $  217,738,608
 High-Grade Bond Portfolio (cost: $138,952,194
  and $120,647,973 in 1996 and 1995,
  respectively)..................................    139,742,432    125,311,000
 Balanced Portfolio (cost: $273,862,778 and
  $234,102,665 in 1996 and 1995, respectively)...    338,446,730    287,631,817
 Equity Index Portfolio (cost: $315,174,642 and
  $229,332,072 in 1996 and 1995, respectively)...    428,230,285    294,679,897
 Growth Portfolio (cost: $234,271,695 and
  $142,004,170) in 1996 and 1995, respectively)..    300,148,377    178,963,982
 Equity Income Portfolio (cost: $125,927,119 and
  $85,429,290 in 1996 and 1995, respectively)....    155,702,167    104,553,347
 International Portfolio (cost: $148,121,109 and
  $86,425,822 in 1996 and 1995, respectively)....    165,699,331     95,153,823
 High Yield Bond Portfolio (cost: $32,343,453)...     33,101,942            --
 Small Company Growth Portfolio (cost:
  $52,498,244)...................................     52,169,364            --
                                                  -------------- --------------
   Total investments.............................  1,921,062,974  1,304,032,474
   Amounts due from Vanguard Group, Inc..........            --       1,305,118
                                                  -------------- --------------
   TOTAL ASSETS..................................  1,921,062,974  1,305,337,592
LIABILITIES
 Amounts due to Providian Life and Health
  Insurance Company..............................        592,319        406,906
 Amounts due to Vanguard Group, Inc..............        399,137            --
                                                  -------------- --------------
   NET ASSETS.................................... $1,920,071,518 $1,304,930,686
                                                  ============== ==============


                            See accompanying notes.

                                                            DECEMBER 31
                                                   -----------------------------
                                                        1996           1995
                                                   -------------- --------------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
 CONTRACT OWNERS
Money Market Subaccount........................... $  307,756,483 $  218,943,545
High-Grade Bond Subaccount........................    139,806,986    125,374,146
Balanced Subaccount...............................    338,038,396    287,392,121
Equity Index Subaccount...........................    427,833,751    294,449,996
Growth Subaccount.................................    300,037,248    178,912,627
Equity Income Subaccount..........................    155,751,785    104,724,939
International Subaccount..........................    165,630,157     95,133,312
High Yield Bond Subaccount........................     33,067,945            --
Small Company Growth Subaccount...................     52,148,767            --
                                                   -------------- --------------
   NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
    CONTRACT OWNERS............................... $1,920,071,518 $1,304,930,686
                                                   ============== ==============



                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                            STATEMENT OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 1996

                                   HIGH-                                                                       HIGH
                      MONEY        GRADE                    EQUITY                  EQUITY                    YIELD
                      MARKET       BOND       BALANCED      INDEX       GROWTH      INCOME    INTERNATIONAL    BOND
                   ------------ -----------  ----------- ------------ ----------- ----------- ------------- ----------
Investment
income:
 Dividends.......  $ 13,160,444 $ 8,463,430  $23,855,951 $  8,868,690 $13,349,352 $ 6,157,784  $ 5,582,345  $1,034,662
Expenses:
 Mortality and
 expense risk and
 administrative
 charges.........     1,260,312     622,547    1,641,529    1,830,793   1,153,277     691,291      681,652      69,954
                   ------------ -----------  ----------- ------------ ----------- -----------  -----------  ----------
Net investment
income...........    11,900,132   7,840,883   22,214,422    7,037,897  12,196,075   5,466,493    4,900,693     964,708
Realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain (loss) from
 investment
 transactions:
 Proceeds from
 sales...........   211,205,591  47,435,492   61,055,889   73,303,777  58,237,988  33,524,966   31,825,076   3,286,820
 Cost of invest-
 ments sold......   211,205,591  47,452,352   49,086,533   55,129,134  45,698,016  27,736,656   28,197,949   3,247,554
                   ------------ -----------  ----------- ------------ ----------- -----------  -----------  ----------
                            --      (16,860)  11,969,356   18,174,643  12,539,972   5,788,310    3,627,127      39,266
Net unrealized
appreciation
(depreciation) of
investments:
 At end of year..           --      790,238   64,583,952  113,055,643  65,876,682  29,775,048   17,578,222     758,488
 At beginning of
 year............           --    4,663,027   53,529,152   65,347,825  36,959,812  19,124,057    8,728,001         --
                   ------------ -----------  ----------- ------------ ----------- -----------  -----------  ----------
                            --   (3,872,789)  11,054,800   47,707,818  28,916,870  10,650,991    8,850,221     758,488
                   ------------ -----------  ----------- ------------ ----------- -----------  -----------  ----------
Net gain (loss)
on investments...           --   (3,889,649)  23,024,156   65,882,461  41,456,842  16,439,301   12,477,348     797,754
                   ------------ -----------  ----------- ------------ ----------- -----------  -----------  ----------
Net increase
(decrease) in net
assets resulting
from operations..  $ 11,900,132 $ 3,951,234  $45,238,578 $ 72,920,358 $53,652,917 $21,905,794  $17,378,041  $1,762,462
                   ============ ===========  =========== ============ =========== ===========  ===========  ==========
                      SMALL
                     COMPANY
                     GROWTH        TOTAL
                   ------------ ------------
Investment
income:
 Dividends.......  $   185,451  $ 80,658,109
Expenses:
 Mortality and
 expense risk and
 administrative
 charges.........      147,387     8,098,742
                   ------------ ------------
Net investment
income...........       38,064    72,559,367
Realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain (loss) from
 investment
 transactions:
 Proceeds from
 sales...........   11,251,067   531,126,666
 Cost of invest-
 ments sold......   11,600,231   479,354,016
                   ------------ ------------
                      (349,164)   51,772,650
Net unrealized
appreciation
(depreciation) of
investments:
 At end of year..     (328,880)  292,089,393
 At beginning of
 year............          --    188,351,874
                   ------------ ------------
                      (328,880)  103,737,519
                   ------------ ------------
Net gain (loss)
on investments...     (678,044)  155,510,169
                   ------------ ------------
Net increase
(decrease) in net
assets resulting
from operations..  $  (639,980) $228,069,536
                   ============ ============

                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                            STATEMENT OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 1995

                         MONEY     HIGH-GRADE                  EQUITY                  EQUITY
                         MARKET       BOND       BALANCED       INDEX      GROWTH      INCOME     INTERNATIONAL    TOTAL
                      ------------ -----------  -----------  ----------- ----------- -----------  ------------- ------------
Investment income:
 Dividends..........  $ 11,204,406 $ 6,609,782  $ 9,915,934  $ 7,603,005 $ 3,903,520 $ 3,632,740   $ 1,219,138  $ 44,088,525
Expenses:
 Mortality and ex-
 pense risk and ad-
 ministrative
 charges............     1,015,942     451,324    1,463,934    1,363,951     701,788     222,931       425,400     5,645,270
                      ------------ -----------  -----------  ----------- ----------- -----------   -----------  ------------
Net investment in-
come................    10,188,464   6,158,458    8,452,000    6,239,054   3,201,732   3,409,809       793,738    38,443,255
Realized and
unrealized gain
(loss) on
investments:
 Net realized gain
 from investment
 transactions:
 Proceeds from
 sales..............   229,967,188  30,654,842   45,657,519   39,754,640  23,901,774  16,524,319    27,209,957   413,670,239
 Cost of investments
 sold...............   229,967,188  30,645,358   41,884,579   33,545,855  20,112,614  15,351,255    26,350,573   397,857,422
                      ------------ -----------  -----------  ----------- ----------- -----------   -----------  ------------
                               --        9,484    3,772,940    6,208,785   3,789,160   1,173,064       859,384    15,812,817
 Net unrealized ap-
 preciation (depre-
 ciation) of invest-
 ments:
 At end of year.....           --    4,663,027   53,529,152   65,347,825  36,959,812  19,124,057     8,728,001   188,351,874
 At beginning of
 year...............           --   (5,529,530)  (1,805,142)   6,602,435   3,483,636  (2,315,664)     (669,624)     (233,889)
                      ------------ -----------  -----------  ----------- ----------- -----------   -----------  ------------
                               --   10,192,557   55,334,294   58,745,390  33,476,176  21,439,721     9,397,625   188,585,763
                      ------------ -----------  -----------  ----------- ----------- -----------   -----------  ------------
Net gain on invest-
ments...............           --   10,202,041   59,107,234   64,954,175  37,265,336  22,612,785    10,257,009   204,398,580
                      ------------ -----------  -----------  ----------- ----------- -----------   -----------  ------------
Net increase in net
assets resulting
from operations.....  $ 10,188,464 $16,360,499  $67,559,234  $71,193,229 $40,467,068 $26,022,594   $11,050,747  $242,841,835
                      ============ ===========  ===========  =========== =========== ===========   ===========  ============

                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1996

                                                                                                                         HIGH
                      MONEY       HIGH-GRADE                    EQUITY                      EQUITY                       YIELD
                      MARKET         BOND        BALANCED       INDEX         GROWTH        INCOME     INTERNATIONAL     BOND
                   ------------  ------------  ------------  ------------  ------------  ------------  -------------  -----------
Balances at
January 1, 1996..  $218,943,545  $125,374,146  $287,392,121  $294,449,996  $178,912,627  $104,724,939  $ 95,133,312   $       --
Increase
(decrease) in net
assets resulting
from operations:
 Net investment
 income..........    11,900,132     7,840,883    22,214,422     7,037,897    12,196,075     5,466,493     4,900,693       964,708
 Net realized
 gain (loss) on
 investments.....           --        (16,860)   11,969,356    18,174,643    12,539,972     5,788,310     3,627,127        39,266
 Net unrealized
 appreciation
 (depreciation)
 of investments..           --     (3,872,789)   11,054,800    47,707,818    28,916,870    10,650,991     8,850,221       758,488
                   ------------  ------------  ------------  ------------  ------------  ------------  ------------   -----------
Net increase
(decrease) in net
assets resulting
from operations..    11,900,132     3,951,234    45,238,578    72,920,358    53,652,917    21,905,794    17,378,041     1,762,462
Changes from
variable annuity
contract
transactions:
 Transfers of net
 premiums........   157,597,760    28,246,069    41,426,503    73,583,170    60,643,110    31,387,672    34,938,284     6,901,502
 Transfers for
 terminations....   (20,633,241)   (3,734,039)   (9,607,547)  (10,057,111)   (5,701,392)   (3,446,687)   (4,009,584)     (156,080)
 Transfers for
 annuity
 benefits........      (248,748)       (2,021)     (138,974)       61,650        23,382      (286,506)       79,822        27,956
 Net transfers
 within Separate
 Account IV......   (59,802,965)  (14,028,403)  (26,272,285)   (3,124,312)   12,506,604     1,466,573    22,110,282    24,532,105
                   ------------  ------------  ------------  ------------  ------------  ------------  ------------   -----------
Net increase in
net assets
derived from
variable annuity
contract
transactions.....    76,912,806    10,481,606     5,407,697    60,463,397    67,471,704    29,121,052    53,118,804    31,305,483
                   ------------  ------------  ------------  ------------  ------------  ------------  ------------   -----------
Net increase in
net assets.......    88,812,938    14,432,840    50,646,275   133,383,755   121,124,621    51,026,846    70,496,845    33,067,945
                   ------------  ------------  ------------  ------------  ------------  ------------  ------------   -----------
Balances at
December 31,
1996.............  $307,756,483  $139,806,986  $338,038,396  $427,833,751  $300,037,248  $155,751,785  $165,630,157   $33,067,945
                   ============  ============  ============  ============  ============  ============  ============   ===========
                      SMALL
                     COMPANY
                     GROWTH         TOTAL
                   ------------ ---------------
Balances at
January 1, 1996..  $       --   $1,304,930,686
Increase
(decrease) in net
assets resulting
from operations:
 Net investment
 income..........       38,064      72,559,367
 Net realized
 gain (loss) on
 investments.....     (349,164)     51,772,650
 Net unrealized
 appreciation
 (depreciation)
 of investments..     (328,880)    103,737,519
                   ------------ ---------------
Net increase
(decrease) in net
assets resulting
from operations..     (639,980)    228,069,536
Changes from
variable annuity
contract
transactions:
 Transfers of net
 premiums........   10,562,475     445,286,545
 Transfers for
 terminations....     (386,129)    (57,731,810)
 Transfers for
 annuity
 benefits........          --         (483,439)
 Net transfers
 within Separate
 Account IV......   42,612,401             --
                   ------------ ---------------
Net increase in
net assets
derived from
variable annuity
contract
transactions.....   52,788,747     387,071,296
                   ------------ ---------------
Net increase in
net assets.......   52,148,767     615,140,832
                   ------------ ---------------
Balances at
December 31,
1996.............  $52,148,767  $1,920,071,518
                   ============ ===============

                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1995

                     MONEY       HIGH-GRADE                    EQUITY                      EQUITY
                     MARKET         BOND        BALANCED       INDEX         GROWTH        INCOME     INTERNATIONAL
                  ------------  ------------  ------------  ------------  ------------  ------------  -------------
Balances at
January 1, 1995.. $174,553,341  $ 80,983,034  $210,524,783  $180,849,156  $ 87,762,789  $ 62,738,661   $69,048,969
Increase in net
assets resulting
from operations:
 Net investment
 income..........   10,188,464     6,158,458     8,452,000     6,239,054     3,201,732     3,409,809       793,738
 Net realized
 gain on
 investments.....          --          9,484     3,772,940     6,208,785     3,789,160     1,173,064       859,384
 Net unrealized
 appreciation of
 investments.....          --     10,192,557    55,334,294    58,745,390    33,476,176    21,439,721     9,397,625
                  ------------  ------------  ------------  ------------  ------------  ------------   -----------
Net increase in
net assets
resulting from
operations.......   10,188,464    16,360,499    67,559,234    71,193,229    40,467,068    26,022,594    11,050,747
Changes from
variable annuity
contract
transactions:
 Transfers of net
 premiums........  150,223,807    12,786,625    22,610,492    31,694,775    21,330,346     9,642,644    11,827,884
 Transfers for
 terminations....  (29,847,722)   (3,246,738)  (12,646,934)   (8,166,636)   (3,512,645)   (3,275,910)   (3,126,828)
 Transfers for
 annuity
 benefits........     (125,802)      (62,961)     (130,018)     (169,490)       (2,020)       (3,984)     (170,767)
 Net transfers
 within Separate
 Account IV......  (86,048,543)   18,553,687      (525,436)   19,048,962    32,867,089     9,600,934     6,503,307
                  ------------  ------------  ------------  ------------  ------------  ------------   -----------
Net increase in
net assets
derived from
variable annuity
contract
transactions.....   34,201,740    28,030,613     9,308,104    42,407,611    50,682,770    15,963,684    15,033,596
                  ------------  ------------  ------------  ------------  ------------  ------------   -----------
Net increase in
net assets.......   44,390,204    44,391,112    76,867,338   113,600,840    91,149,838    41,986,278    26,084,343
                  ------------  ------------  ------------  ------------  ------------  ------------   -----------
Balances at
December 31,
1995............. $218,943,545  $125,374,146  $287,392,121  $294,449,996  $178,912,627  $104,724,939   $95,133,312
                  ============  ============  ============  ============  ============  ============   ===========
                      TOTAL
                  ---------------
Balances at
January 1, 1995.. $  866,460,733
Increase in net
assets resulting
from operations:
 Net investment
 income..........     38,443,255
 Net realized
 gain on
 investments.....     15,812,817
 Net unrealized
 appreciation of
 investments.....    188,585,763
                  ---------------
Net increase in
net assets
resulting from
operations.......    242,841,835
Changes from
variable annuity
contract
transactions:
 Transfers of net
 premiums........    260,116,573
 Transfers for
 terminations....    (63,823,413)
 Transfers for
 annuity
 benefits........       (665,042)
 Net transfers
 within Separate
 Account IV......            --
                  ---------------
Net increase in
net assets
derived from
variable annuity
contract
transactions.....    195,628,118
                  ---------------
Net increase in
net assets.......    438,469,953
                  ---------------
Balances at
December 31,
1995............. $1,304,930,686
                  ===============

                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

1. ACCOUNTING POLICIES

 Organization of the Account

  Providian Life and Health Insurance Company Separate Account IV (the "Sepa-rate Account") is a separate account of Providian Life and Health Insurance Company ("PLH"), an indirect, wholly owned subsidiary of Providian Corporation ("Providian"), and is registered as a unit investment trust under the Invest-ment Company Act of 1940, as amended. The Separate Account was established for the purpose of funding variable annuity contracts issued by PLH.

  On December 28, 1996, Providian executed a Plan and Agreement of Merger and Reorganization (the "Merger Agreement") with AEGON N.V. ("AEGON"), an interna-tional insurance company headquartered in The Hague, The Netherlands. Under the Merger Agreement, Providian's insurance operations, including the opera-tions of PLH, will merge with a wholly owned subsidiary of AEGON. Providian will be the surviving corporation in the merger and will become a wholly owned subsidiary of AEGON. The merger of Providian's insurance businesses with AEGON is conditioned upon several events, including shareholder and various regula-tory approvals. Providian anticipates that the closing of the transaction will occur in mid-1997. Because consummation of the merger is subject to the above conditions, no representations can be made as to whether, or when, the merger will be completed or as to the possible impact of the merger on the financial position and results of operations of PLH should the merger occur.

  As of December 31, 1996, the Separate Account has 9 subaccounts which invest exclusively in shares of a corresponding portfolio of the Vanguard Variable Insurance Fund (the "Fund"), an open-end diversified investment company of-fered by The Vanguard Group, Inc. ("Vanguard").

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

1. ACCOUNTING POLICIES (CONTINUED)

  The portfolios available in the Fund are as follows:

    VANGUARD VARIABLE INSURANCE FUND
    Money Market Portfolio
    High-Grade Bond Portfolio
    Balanced Portfolio
    Equity Index Portfolio
    Growth Portfolio
    Equity Income Portfolio
    International Portfolio
    High-Yield Bond Portfolio
    Small Company Growth Portfolio

  The subaccounts corresponding to the High-Yield Bond Portfolio and the Small Company Growth Portfolio were added to the Separate Account on June 3, 1996.

  Each portfolio has different investment objectives and policies as outlined in the prospectus of the Separate Account. There is no assurance that a port-folio will achieve its stated investment objective.

  The contract owner's initial premium is automatically allocated to the Money Market Subaccount until the end of the free look period (typically ten days or, in certain instances, 30 days or more). Subsequent to the free look period and a five day grace period, a contract owner may allocate all or a portion of the initial premium and additional premiums, if any, to one or more subaccounts of the Separate Account.

 Investments

  The Separate Account purchases shares of the Fund at net asset value in con-nection with premium payments allocated to the subaccounts in accordance with contract owners' directions and redeems shares of the Fund to process trans-fers and to meet policy contract obligations. Gains and losses resulting from the redemption of shares are computed on the basis of average cost. Investment transactions are recorded on the trade dates.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

1. ACCOUNTING POLICIES (CONTINUED)

  All dividends and capital gains earned on the portfolios are reinvested in the portfolios and are reflected in the unit values of the subaccounts of the Separate Account.

  Investments in the Fund portfolios are valued at market which is calculated daily on each day the New York Stock Exchange is open for trading. Income and both realized and unrealized gains or losses from assets of each subaccount will be credited to, or charged against, that subaccount without regard to in-come, gains or losses from any other subaccount of the Separate Account or arising out of any other business PLH may conduct.

  The contract's accumulated value varies with the investment performance of the corresponding portfolios. Investment results are not guaranteed by the Separate Account or PLH.

  Although the assets in the Separate Account are the property of PLH, the as-sets in the Separate Account attributable to the contracts cannot be used to discharge the liabilities arising out of any other business which PLH may con-duct. The assets of the Separate Account are available to cover the general liabilities of PLH only to the extent that the Separate Account's assets ex-ceed its liabilities under the contracts.

2. INVESTMENTS

  The following is a summary of shares and amounts outstanding for each of the respective portfolios as of December 31, 1996 and 1995:

                                                DECEMBER 31, 1996
                                  ----------------------------------------------
PORTFOLIO                             SHARES      NET ASSET VALUE   FAIR VALUE
---------                         --------------- --------------- --------------
Money Market..................... 307,822,345.890     $ 1.00      $  307,822,346
High-Grade Bond..................  13,398,123.884      10.43         139,742,432
Balanced.........................  22,548,083.271      15.01         338,446,730
Equity Index.....................  21,904,362.398      19.55         428,230,285
Growth...........................  16,967,121.386      17.69         300,148,377
Equity Income....................  10,664,532.007      14.60         155,702,167
International....................  13,006,226.890      12.74         165,699,331
High Yield Bond..................   3,204,447.399      10.33          33,101,942
Small Company Growth.............   5,372,746.072       9.71          52,169,364
                                                                  --------------
                                                                  $1,921,062,974
                                                                  ==============

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


2. INVESTMENTS (CONTINUED)

                                                DECEMBER 31, 1995
                                  ----------------------------------------------
PORTFOLIO                             SHARES      NET ASSET VALUE   FAIR VALUE
---------                         --------------- --------------- --------------
Money Market..................... 217,738,607.700     $ 1.00      $  217,738,608
High-Grade Bond..................  11,656,837.206      10.75         125,311,000
Balanced.........................  20,618,768.217      13.95         287,631,817
Equity Index.....................  18,078,521.279      16.30         294,679,897
Growth...........................  12,199,317.112      14.67         178,963,982
Equity Income....................   8,098,632.631      12.91         104,553,347
International....................   8,245,565.227      11.54          95,153,823
                                                                  --------------
                                                                  $1,304,032,474
                                                                  ==============

  The aggregate cost of shares purchased during the years ended December 31, 1996 and 1995 for each of the respective portfolios is as follows:

                                                           1996         1995
                                                       ------------ ------------
   Money Market....................................... $301,289,330 $273,261,907
   High-Grade Bond....................................   65,756,574   64,743,821
   Balanced...........................................   88,846,647   63,508,701
   Equity Index.......................................  140,971,704   88,488,544
   Growth.............................................  137,965,542   77,775,358
   Equity Income......................................   68,234,485   35,685,619
   International......................................   89,893,236   43,029,548
   High Yield Bond....................................   35,591,007          --
   Small Company Growth...............................   64,098,475          --
                                                       ------------ ------------
                                                       $992,647,000 $646,493,498
                                                       ============ ============

3. FEDERAL INCOME TAXES

  Operations of the Separate Account are included in the federal income tax return of PLH, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Sepa-rate Account.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

4. ADVISORY AND SERVICE FEES

  Vanguard furnishes corporate management, administrative, marketing and dis-tribution services. Additionally, Vanguard furnishes investment advisory serv-ices to certain Fund portfolios. The net asset value of the portfolios is net of the advisory and service fees.

5. EXPENSES

  An annual charge is deducted from the unit values of the subaccounts of the Separate Account for PLH's assumption of certain mortality and expense risks incurred in connection with the contract and for the cost of administering the contract. It is assessed daily based on the Fund's combined net assets attrib-utable to the Separate Account and Separate Account B of First Providian Life and Health Insurance Company ("FPLH"), an affiliate of PLH. For the year ended December 31, 1995 and through April 29, 1996, the annual rate on the first $500 million of combined net assets in the Fund was .45% and was .40% on the next $250 million of combined net assets in the Fund. This charge was reduced in various increments to .30% on combined net assets in the Fund in excess of $1.5 billion. Effective April 30, 1996, the annual rate changed to .375% on the first $1.5 billion of combined net assets in the Fund and is reduced to
 .30% of combined net assets in the Fund in excess of $1.5 billion.

  For the years ended December 31, 1996 and 1995, the effective annual rate for this mortality and expense charge was .37% and .41%, respectively, and the total charge was $5,928,086 and $4,391,683, respectively.

  In addition, an annual administrative charge of .10% is deducted from the unit values of the subaccounts of the Separate Account. This charge is as-sessed daily by Vanguard, based on the net assets attributable to the Separate Account and Separate Account B of FPLH. Additionally, an annual maintenance fee of $25 per contract is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is deducted proportionately from the contract's accumulated value. These deductions represent reimbursement to Vanguard for the costs ex-pected to be incurred for issuing and maintaining each contract and the Sepa-rate Account. The total of these costs for the years ended December 31, 1996 and 1995 was $2,170,656 and $1,253,587, respectively.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

6. CONTRACT OWNER TRANSACTIONS

  Transactions with contract owners during 1996 and 1995 and end of period val-ues for each of the respective subaccounts were as follows:

                                                 1996               1995
                                           -----------------  -----------------
  MONEY MARKET
  Outstanding units at beginning of peri-
   od....................................    183,867,044.733    154,414,727.137
  Issuance of units......................    234,989,691.634    227,264,003.770
  Redemption of units....................   (172,637,367.731)  (197,811,686.174)
                                           -----------------  -----------------
  Outstanding units at end of period.....    246,219,368.636    183,867,044.733
                                           =================  =================
  End of year:
    Unit value...........................  $        1.249928  $        1.190771
                                           =================  =================
    Subaccount value.....................  $     307,756,483  $     218,943,545
                                           =================  =================
  HIGH-GRADE BOND
  Outstanding units at beginning of peri-
   od....................................      8,684,285.622      6,589,365.136
  Issuance of units......................      3,980,774.263      4,337,499.103
  Redemption of units....................     (3,270,527.643)    (2,242,578.617)
                                           -----------------  -----------------
  Outstanding units at end of period.....      9,394,532.242      8,684,285.622
                                           =================  =================
  End of year:
    Unit value...........................  $       14.881740  $       14.436898
                                           =================  =================
    Subaccount value.....................  $     139,806,986  $     125,374,146
                                           =================  =================
  BALANCED
  Outstanding units at beginning of peri-
   od....................................     17,020,904.719     16,428,575.298
  Issuance of units......................      3,631,390.249      3,640,645.915
  Redemption of units....................     (3,345,343.157)    (3,048,316.494)
                                           -----------------  -----------------
  Outstanding units at end of period.....     17,306,951.811     17,020,904.719
                                           =================  =================
  End of year:
    Unit value...........................  $       19.531943  $       16.884656
                                           =================  =================
    Subaccount value.....................  $     338,038,396  $     287,392,121
                                           =================  =================

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                    1996             1995
                                               ---------------  ---------------
  EQUITY INDEX
  Outstanding units at beginning of period....  16,292,023.678   13,676,091.207
  Issuance of units...........................   6,659,468.353    5,103,722.376
  Redemption of units.........................  (3,591,168.093)  (2,487,789.905)
                                               ---------------  ---------------
  Outstanding units at end of period..........  19,360,323.938   16,292,023.678
                                               ===============  ===============
  End of year:
    Unit value................................ $     22.098481  $     18.073261
                                               ===============  ===============
    Subaccount value.......................... $   427,833,751  $   294,449,996
                                               ===============  ===============
  GROWTH
  Outstanding units at beginning of period....  11,856,793.774    8,004,469.507
  Issuance of units...........................   7,257,192.909    5,612,227.676
  Redemption of units.........................  (3,369,657.930)  (1,759,903.409)
                                               ---------------  ---------------
  Outstanding units at end of period..........  15,744,328.753   11,856,793.774
                                               ===============  ===============
  End of year:
    Unit value................................ $     19.056846  $     15.089461
                                               ===============  ===============
    Subaccount value.......................... $   300,037,248  $   178,912,627
                                               ===============  ===============
  EQUITY INCOME
  Outstanding units at beginning of period....   7,354,576.945    6,088,771.702
  Issuance of units...........................   4,071,632.986    2,603,351.275
  Redemption of units.........................  (2,166,482.879)  (1,337,546.032)
                                               ---------------  ---------------
  Outstanding units at end of period..........   9,259,727.052    7,354,576.945
                                               ===============  ===============
  End of year:
    Unit value................................ $     16.820343  $     14.239424
                                               ===============  ===============
    Subaccount value.......................... $   155,751,785  $   104,724,939
                                               ===============  ===============

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                    1996             1995
                                               ---------------  ---------------
  INTERNATIONAL
  Outstanding units at beginning of period....   8,146,285.194    6,817,666.179
  Issuance of units...........................   6,779,070.277    3,876,884.516
  Redemption of units.........................  (2,489,963.459)  (2,548,265.501)
                                               ---------------  ---------------
  Outstanding units at end of period..........  12,435,392.012    8,146,285.194
                                               ===============  ===============
  End of year:
    Unit value................................ $     13.319255  $     11.678122
                                               ===============  ===============
    Subaccount value.......................... $   165,630,157  $    95,133,312
                                               ===============  ===============
  HIGH YIELD BOND
  Outstanding units at beginning of period....             --               --
  Issuance of units...........................   3,355,401.631              --
  Redemption of units.........................    (313,491.506)             --
                                               ---------------  ---------------
  Outstanding units at end of period..........   3,041,910.125              --
                                               ===============  ===============
  End of year:
    Unit value................................ $     10.870783  $           --
                                               ===============  ===============
    Subaccount value.......................... $    33,067,945  $           --
                                               ===============  ===============
  SMALL COMPANY GROWTH
  Outstanding units at beginning of period....             --               --
  Issuance of units...........................   6,547,047.130              --
  Redemption of units.........................  (1,184,682.883)             --
                                               ---------------  ---------------
  Outstanding units at end of period..........   5,362,364.247              --
                                               ===============  ===============
  End of year:
    Unit value................................ $      9.724958  $           --
                                               ===============  ===============
    Subaccount value.......................... $    52,148,767  $           --
                                               ===============  ===============

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


7. NET ASSETS

  Net assets at December 31, 1996 for each of the respective subaccounts are summarized in the following tables:

                             MONEY      HIGH-GRADE                    EQUITY
                             MARKET        BOND         BALANCED      INDEX          GROWTH
                          ------------ -------------  ------------ ------------  --------------
Contract owner
 transactions...........  $275,389,517 $112,802,888   $203,825,009 $260,189,331  $  201,354,510
Accumulated net
 investment income......    32,366,966   26,462,448     51,485,589   23,173,542      16,022,838
Accumulated net realized
 gain (loss) on
 investments............           --      (248,588)    18,143,846   31,415,235      16,783,218
Net unrealized
 appreciation on
 investments............           --       790,238     64,583,952  113,055,643      65,876,682
                          ------------ ------------   ------------ ------------  --------------
                          $307,756,483 $139,806,986   $338,038,396 $427,833,751  $  300,037,248
                          ============ ============   ============ ============  ==============
                                                                      SMALL
                             EQUITY                    HIGH YIELD    COMPANY
                             INCOME    INTERNATIONAL      BOND        GROWTH         TOTAL
                          ------------ -------------  ------------ ------------  --------------
Contract owner
 transactions...........  $107,883,460 $137,547,749   $ 31,305,483 $ 52,788,747  $1,383,086,694
Accumulated net
 investment income......    12,302,861    5,909,272        964,708       38,064     168,726,288
Accumulated net realized
 gain (loss) on
 investments............     5,790,416    4,594,914         39,266     (349,164)     76,169,143
Net unrealized
 appreciation
 (depreciation) on
 investments............    29,775,048   17,578,222        758,488     (328,880)    292,089,393
                          ------------ ------------   ------------ ------------  --------------
                          $155,751,785 $165,630,157   $ 33,067,945 $ 52,148,767  $1,920,071,518
                          ============ ============   ============ ============  ==============

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                    YEARS ENDED DECEMBER 31, 1996, AND 1995
                      WITH REPORT OF INDEPENDENT AUDITORS

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1996 AND 1995

                                    CONTENTS

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets (Statutory-Basis)..........................................   2
  Statements of Operations (Statutory-Basis)................................   3
  Statements of Changes in Capital and Surplus (Statutory-Basis)............   4
  Statements of Cash Flows (Statutory-Basis)................................   5
  Notes to Financial Statements.............................................   6

                        REPORT OF INDEPENDENT AUDITORS

Board of Directors Providian Life and Health Insurance Company

  We have audited the accompanying statutory-basis balance sheets of Providian Life and Health Insurance Company as of December 31, 1996 and 1995, and the related statutory-basis statements of operations, changes in capital and sur-plus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to ex-press an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably de-terminable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the pre-ceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the fi-nancial position of Providian Life and Health Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for the years then ended.

  Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Providian Life and Health Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended, in conformity with ac-counting practices prescribed or permitted by the Missouri Department of In-surance.

                                          /s/ Ernst & Young LLP
Louisville, Kentucky
April 25, 1997

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                        BALANCE SHEETS (STATUTORY-BASIS)

                                                             DECEMBER 31
                                                      -------------------------
                                                          1996         1995
                                                      ------------ ------------
                                                           (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
 Bonds............................................... $  4,249,252 $  4,410,245
 Preferred stocks....................................       30,658       27,719
 Common stocks.......................................      438,067      408,298
 Mortgage loans......................................    2,651,611    2,756,891
 Real estate.........................................        6,653       25,065
 Policy loans........................................      158,186      158,774
 Cash and short-term investments.....................      139,705      205,266
 Other invested assets...............................      168,430      125,052
                                                      ------------ ------------
   Total cash and invested assets....................    7,842,562    8,117,310
Deferred and uncollected premiums....................       46,032       45,849
Accrued investment income............................       89,539       99,001
Other receivables....................................       38,556       35,432
Amounts due from affiliates..........................        7,687       15,510
Federal income taxes recoverable from parent.........        5,840        3,725
Other admitted assets................................        4,539        4,581
Separate account assets..............................    2,427,504    1,741,564
                                                      ------------ ------------
Total admitted assets................................ $ 10,462,259 $ 10,062,972
                                                      ============ ============
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate policy reserves........................... $  4,736,127 $  5,608,366
 Policy and contract claims..........................       43,006       37,947
 Policyholder contract deposits......................    1,961,549    1,519,204
 Other policy or contract liabilities................      366,441      318,911
 Amounts due to affiliates...........................       12,719       18,882
 Asset valuation reserve.............................       97,169       89,486
 Accrued expenses and other liabilities..............      212,433      152,118
 Separate account liabilities........................    2,427,504    1,741,564
                                                      ------------ ------------
   Total liabilities.................................    9,856,948    9,486,478
Capital and surplus:
 Common stock, $11 par value; 1,145,000 shares
  authorized, issued and outstanding.................       12,595       12,595
 Preferred stock, $11 par value; 2,290,000 shares
  authorized, issued and outstanding                        25,190       25,190
 Paid-in surplus.....................................        2,583        2,583
 Unassigned surplus..................................      564,943      536,126
                                                      ------------ ------------
   Total capital and surplus.........................      605,311      576,494
                                                      ------------ ------------
Total liabilities and capital and surplus............ $ 10,462,259 $ 10,062,972
                                                      ============ ============

                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF OPERATIONS (STATUTORY-BASIS)

                                                     YEAR ENDED DECEMBER 31
                                                     ------------------------
                                                        1996         1995
                                                     -----------  -----------
                                                         (IN THOUSANDS)
Revenues:
  Premiums earned:
    Life and annuity................................ $   343,086  $   264,020
    Accident and health.............................     154,993      160,996
  Annuity fund deposits.............................   1,073,366      803,537
  Net investment income.............................     569,860      570,009
  Commissions and expense allowances on reinsurance
   ceded............................................       1,123        7,164
  Amortization of interest maintenance reserve......       3,109        4,798
  Other income......................................      10,196          455
                                                     -----------  -----------
                                                       2,155,733    1,810,979
Benefits and expenses:
  Accident and health, life and other benefits......   1,417,390    1,323,996
  Decrease in aggregate policy reserves.............      (9,138)    (141,219)
  Commissions and expense allowances on reinsurance
   assumed..........................................      39,533       66,988
  General insurance and other expenses..............     122,906      140,495
  Reinsurance recapture fee.........................       2,320       66,672
  Net transfers to separate accounts................     425,800      316,222
                                                     -----------  -----------
                                                       1,998,811    1,773,154
                                                     -----------  -----------
Net gain from operations before federal income
 taxes..............................................     156,922       37,825
Federal income tax expense..........................      50,639       18,222
                                                     -----------  -----------
Net gain from operations............................     106,283       19,603
Net realized capital gains (losses), net of income
 taxes (1996--$1,402;
 1995--($14,998)) and excluding gains (losses)
 transferred to the interest maintenance reserve
 (1996--$2,921; 1995--($21,644))....................       3,394         (609)
                                                     -----------  -----------
Net income.......................................... $   109,677  $    18,994
                                                     ===========  ===========


                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS)

                                        COMMON   PREFERRED PAID-IN   UNASSIGNED
                                         STOCK     STOCK   SURPLUS    SURPLUS
                                        -------  --------- --------  ----------
                                                   (IN THOUSANDS)
Balances, January 1, 1995.............. $ 2,530   $   --   $ 41,838  $ 485,844
Purchase and retirement of common
 stock.................................     (11)      --     (3,989)       --
Stock split/dividend...................  10,076    25,190   (35,266)       --
Net income.............................     --        --        --      18,994
Change in net unrealized gains on in-
 vestments.............................     --        --        --      96,430
Change in reserves due to change in
 valuation basis.......................     --        --        --        (802)
Prior year federal income tax adjust-
 ment..................................     --        --        --      (5,092)
Increase in nonadmitted assets.........     --        --        --     (17,244)
Increase in asset valuation reserve....     --        --        --     (42,004)
                                        -------   -------  --------  ---------
Balances, December 31, 1995............  12,595    25,190     2,583    536,126
Net income.............................     --        --        --     109,677
Change in net unrealized gains on in-
 vestments.............................     --        --        --      40,540
Dividends to shareholders..............     --        --        --    (125,000)
Prior year federal income tax adjust-
 ment..................................     --        --        --       6,546
Decrease in nonadmitted assets.........     --        --        --       4,737
Increase in asset valuation reserve....     --        --        --      (7,683)
                                        -------   -------  --------  ---------
Balances, December 31, 1996............ $12,595   $25,190  $  2,583  $ 564,943
                                        =======   =======  ========  =========


                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS (STATUTORY-BASIS)

                                                      YEAR ENDED DECEMBER 31
                                                      ------------------------
                                                         1996         1995
                                                      -----------  -----------
                                                          (IN THOUSANDS)
Cash and short-term investments provided
 Operations:
  Premiums and annuity fund deposits................. $ 1,573,203  $ 1,224,560
  Net investment income received.....................     574,079      564,587
  Allowances and reserve adjustments received on
   reinsurance ceded.................................       1,125        7,195
  Other income received..............................      10,182          455
                                                      -----------  -----------
                                                        2,158,589    1,796,797
  Benefits paid......................................   1,412,797    1,320,679
  General insurance and other expenses...............     169,580      197,177
  Federal income taxes paid (recovered)..............      56,121      (10,510)
  Net increase in policy loans and premium notes.....       3,520        7,283
  Paid reinsurance reserves and other items..........         293        1,305
  Net transfers to separate accounts.................     412,252      327,365
                                                      -----------  -----------
                                                        2,054,563    1,843,299
                                                      -----------  -----------
    Total cash provided (applied) by operations......     104,026      (46,502)
 Investments sold, matured or repaid.................   3,688,955    3,662,934
 Other cash provided:
  Increase in amounts due to affiliates..............       7,826          --
  Net increase in broker receivables/payables........      31,112      114,177
  Accounts receivable--other invested assets.........         --        83,606
  Cash received in reinsurance recapture transaction.         --        30,095
  Net cash and short-term investments received from
   reinsurance assumed...............................         --       303,376
  Other items........................................      40,047        7,764
                                                      -----------  -----------
    Total other cash provided........................      78,985      539,018
                                                      -----------  -----------
    Total cash and short-term investments provided...   3,871,966    4,155,450
Cash and short-term investments applied:
 Investments acquired................................   3,717,511    4,029,433
 Other cash applied:
  Dividends paid to shareholders.....................     125,000          --
  Decrease in amounts due to affiliates..............       6,162       15,506
  Net cash and short-term investments transferred on
   reinsurance assumed...............................      78,980          --
  Redemption of common stock.........................         --         4,000
  Other items........................................       9,874       14,776
                                                      -----------  -----------
    Total other cash applied.........................     220,016       34,282
                                                      -----------  -----------
    Total cash and short-term investments applied....   3,937,527    4,063,715
                                                      -----------  -----------
Increase (decrease) in cash and short-term
 investments.........................................     (65,561)      91,735
Cash and short-term investments:
 Beginning of year...................................     205,266      113,531
                                                      -----------  -----------
 End of year......................................... $   139,705  $   205,266
                                                      ===========  ===========

                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES

 Organization

  Providian Life and Health Insurance Company (PLH) is a life and health in-surance company domiciled in Missouri. PLH is owned by Commonwealth Life In-surance Company (CLICO) 61%, Capital Liberty, L.P. (CLLP) 20%, Peoples Secu-rity Life Insurance Company (PSI) 15%, and Providian Corporation (Providian) 4%. Providian is the ultimate parent of CLICO, CLLP, and PSI. PLH wholly owns an insurance subsidiary, Veterans Life Insurance Company (VLIC), which wholly owns an insurance subsidiary, First Providian Life and Health Insurance Com-pany (FPLH), and a non-insurance subsidiary.

  On December 28, 1996, Providian executed a Plan and Agreement of Merger and Reorganization (the Merger Agreement) with AEGON N.V. (AEGON), an interna-tional insurance company headquartered in The Hague, The Netherlands. Under the Merger Agreement, Providian's insurance operations, including the opera-tions of PLH, will merge with a wholly owned subsidiary of AEGON. Providian will be the surviving corporation in the merger and will become a wholly owned subsidiary of AEGON. The merger of Providian's insurance businesses with AEGON is conditioned upon several events, including shareholder and various regula-tory approvals. Providian anticipates that the closing of the transaction will occur in mid-1997. Because consummation of the merger is subject to the above conditions, no representations can be made as to whether, or when, the merger will be completed or as to the possible impact of the merger on the financial position and results of operations of PLH should the merger occur.

 Nature of Operations

  PLH sells and services life and accident and health insurance products, pri-marily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. PLH also sells and services group and individual accumulation products, pri-marily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

 Management's Estimates

  The preparation of financial statements requires management to make esti-mates and assumptions that affect the amounts reported in the financial state-ments and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

 Basis of Presentation

  The accompanying financial statements of PLH have been prepared in accor-dance with the accounting practices prescribed or permitted by the Missouri Department of Insurance. Such practices vary from generally accepted account-ing principles (GAAP). The more significant variances from GAAP are as fol-lows:

   Investments

    Investments in bonds and mandatorily redeemable preferred stocks are re-ported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity in-vestments are designated at purchase as held-to-maturity, trading or avail-able-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

    Fair values of investments in bonds and stocks are generally based on values specified by the Securities Valuation Office (SVO) of the NAIC, rather than on values provided by outside broker confirmations or inter-nally calculated estimates. However, for certain investments, the NAIC does not provide a value and PLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, quoted fair values pro-vided by outside broker confirmations or internally calculated estimates. Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by PLH is included in investments rather than reported as an operating asset, and investment in-come and operating expense include amounts representing rent for PLH's oc-cupancy of such real estate. Changes between

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

  cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Valuation allowances are established for mortgage loans based on the dif-ference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments. Under GAAP, valuation allowances would be estab-lished when PLH determines it is probable that it will be unable to collect all amounts due (both principal and interest) according to the contractual terms of the loan agreement. Such allowances are generally based on the es-timated fair value of the underlying real estate (collateral). The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

    Under a formula prescribed by the NAIC, PLH defers the portion of real-ized capital gains and losses attributable to changes in the general level of interest rates on sales of certain liabilities and fixed income invest-ments, principally bonds and mortgage loans, and amortizes such deferrals into income on a straight-line basis over the remaining period to maturity based on groupings of individual liabilities or investments sold. The net accumulated unamortized balance of such deferrals is reported as an "inter-est maintenance reserve" (IMR). Realized gains and losses are reported in income net of tax and transfers to the IMR. At December 31, 1996 and 1995, the IMR balance was in an asset position of $10,762,458 and $10,574,877, respectively, and was non-admitted for statutory accounting purposes. The "asset valuation reserve" (AVR) is also determined by a NAIC prescribed formula and is reported as a liability rather than a valuation allowance. The AVR represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. Under GAAP, realized gains and losses are reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and direct write-downs are recorded (or valuation al-lowances are provided, where appropriate under GAAP) when there has been a decline in value deemed to be other than temporary, in which case, write-downs (or provisions) for such declines are charged to income.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   Subsidiaries

    The accounts and operations of PLH's subsidiaries are not consolidated with the accounts and operations of PLH as would be required under GAAP.

   Policy Acquisition Costs

    Costs of acquiring and renewing business are expensed when incurred. Un-der GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For uni-versal life insurance and investment-type contracts, to the extent recover-able from future gross profits, deferred policy acquisition costs are amor-tized generally in proportion to the present value of expected gross prof-its from surrender charges and investment, mortality and expense margins.

   Nonadmitted Assets

    Certain assets designated as "nonadmitted," principally agents' debit balances and furniture and equipment, are excluded from the balance sheets and are charged directly to unassigned surplus.

   Premiums

    Revenues for universal life policies and investment-type contracts con-sist of the entire premium received and benefits represent the death bene-fits paid, surrenders and the change in policy reserves. Under GAAP, premi-ums received in excess of policy charges are not recognized as premium rev-enue and benefits represent the excess of benefits paid over the policy ac-count value and interest credited to the account values.

   Benefit Reserves

    Certain policy reserves are calculated using prescribed interest and mor-tality assumptions rather than on expected experience and actual account balances as is required under GAAP.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   Income Taxes

    Deferred income taxes are not provided for differences between the finan-cial statement and the tax bases of assets and liabilities.

    The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are pre-sumed to be material.

    Other significant accounting policies followed in preparing the accompa-nying statutory-basis financial statements are as follows:

   Investments

    Bonds, preferred stocks, common stocks, mortgage loans, real estate, pol-icy loans, other invested assets, short-term investments and derivative fi-nancial instruments are stated at values prescribed by the NAIC, as fol-lows:

      Bonds not backed by other loans are stated at amortized cost using the constant effective yield method.

      Loan-backed bonds and structured securities are valued at amortized cost using the interest method. Anticipated prepayments are considered when determining the amortization of related discounts or premiums. Prepayment assumptions are obtained from dealer survey values or inter-nal estimates and are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value such securities.

      Preferred stocks are carried at cost. In addition, certain bonds and preferred stocks are carried at the lower of cost (or amortized cost) or the NAIC designated fair value.

      Common stocks are carried at the NAIC designated fair value, except that investments in unconsolidated subsidiaries and affiliates in which PLH has an interest of 20 percent or more are carried on the equity ba-sis.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

      Mortgage loans in good standing are carried at unpaid principal bal-ances while statutorily delinquent mortgages are carried at their un-paid principal balance less the related valuation allowance.

      Real estate is carried at the lower of cost (less depreciation for occupied and investment real estate, generally calculated using the straight-line method) or net realizable value, and is net of related obligations, if any.

      Policy loans are carried at the aggregate unpaid balance.

      Short-term investments include investments with maturities of less than one year at the date of acquisition. Short-term investments are carried at amortized cost.

      Other invested assets are principally comprised of limited partner-ship investments and are valued using the equity method of accounting.

      Derivative financial instruments, consisting primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be ef-fective hedges are valued at fair value.

    Bond and other loan interest is credited to income as it accrues. Divi-dends on preferred and common stocks are credited to income on ex-dividend dates. For securities, PLH follows the guidelines of the NAIC for each se-curity on an individual basis in determining the admitted or nonadmitted status of accrued income amounts. There was no interest on securities ex-cluded from investment income at December 31, 1996 and 1995. For mortgage loans, PLH's policy is to exclude from investment income interest in excess of three months past due. At December 31, 1996 and 1995, the total amount excluded from accrued investment income for delinquent mortgage loans was approximately $504,000 and $314,000, respectively. The amounts to be paid or received as a result of derivative instruments are recognized in the statements of operations as an adjustment to investment income. Realized gains and losses on derivative instruments are recognized currently in earnings. If the item being hedged is subject to the IMR, the gain or loss on the hedging derivative instrument is subject to the IMR upon termina-tion.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

    Net income includes realized gains and losses on investments sold, net of tax and transfers to the IMR. The cost of investments sold is determined on a first-in, first-out basis.

   Separate Accounts

    Separate account assets and liabilities reported in the accompanying statutory-basis financial statements represent funds that are separately administered, principally for annuity contracts, and for which the contract holder, rather than PLH, bears the investment risk. Separate account con-tract holders have no claim against the assets of the general account of PLH. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder depos-its are included in net transfers to separate accounts in the accompanying statements of operations.

   Policy Reserves

    Unearned premiums represent the portion of premiums written which are ap-plicable to the unexpired terms of accident and health policies in force, calculated principally by the application of monthly pro rata fractions. Liabilities for unearned premiums are included in aggregate policy re-serves.

    PLH waives deduction of deferred fractional premiums upon death of insureds. PLH's policy is to return any portion of the final premium beyond the date of death. Surrender values on direct business are not promised in excess of the legally computed reserves. Additional premiums are charged for policies issued on substandard lives according to underwriting classi-fication. Mean reserves are determined by computing the regular mean reserve for the plan at the issued age and hold-ing in addition one-half of the extra premium charged for the year.

    The tabular interest has been determined from the basic data for the cal-culation of policy reserves. The tabular less actual reserve released and the tabular cost have been determined by formula as described in the NAIC instructions.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

    Policy reserves also include single premium and flexible premium annuity contracts and structured settlement contracts. The single premium and flex-ible premium contracts contain surrender charges for the first six to seven years of the contract. These contract reserves are held at the contract value that accrues to the policyholder. Structured settlement contracts contain no surrender charge as the contracts are not surrenderable. Policy reserves on these contracts are determined based on the expected future cash flows discounted at the applicable statutorily defined mortality and interest rates. Annual effective rates credited to these annuity contracts ranged from 4.0 percent to 8.0 percent during 1996 and 1995.

   Liabilities for Policy and Contract Claims

    Liabilities for policy and contract claims, principally related to acci-dent and health policies, include amounts determined in accordance with standard actuarial practice and statutory regulation. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the liabilities for policy and contract claims are adequate. The meth-ods of making such estimates and establishing the resulting liabilities are continually reviewed and updated, and any adjustments resulting therefrom are reflected in current earnings.

   Policyholder Contract Deposits

    Policyholder contract deposits consist of guaranteed investment contracts
  (GICs). The GICs consist of three types. One type is guaranteed as to prin-cipal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest, but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Pol-icy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder. Annual effective rates credited to these GICs ranged from 5.2 percent to 6.6 percent and from 5.5 percent to 7.8 percent during 1996 and 1995, respectively.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   Premiums, Benefits and Expenses

    For individual and most group life policies, premiums are reported as earned on the policy/certificate anniversary. For individual and group an-nuities, premiums and annuity fund deposits are recorded as earned when collected. For individual and group accident and health policies, premiums are recorded as earned on a pro rata basis over the coverage period for which the premiums were collected or due. Benefit claims (including an es-timated provision for claims incurred but not reported), policy reserve changes and expenses are charged to income as incurred.

   Reinsurance

    Reinsurance premiums, benefits and expenses are accounted for in a manner consistent with that used in accounting for original policies issued and the terms of the reinsurance contracts. Premiums, benefits, expenses and the reserves for policy and contract liabilities and unearned premiums are recorded net of reinsured amounts.

   Guaranty Fund Assessments

    Periodically, PLH is assessed by various state guaranty funds as part of those funds' activities to collect funds from solvent insurance companies to cover certain losses to policyholders that resulted from the insolvency or rehabilitation of other insurance companies. Each state guaranty fund operates independently of any other state guaranty fund; as such, the meth-ods by which assessments are levied against PLH vary from state to state. Also, some states permit guaranty fund assessments to be partially recov-ered through reductions in future premium taxes. At December 31, 1996 and 1995, PLH has established an estimated liability for guaranty fund assess-ments for those insolvencies or rehabilitations that have actually occurred prior to that date. The estimated liability is determined using preliminary information received from the various state guaranty funds and the National Organization of Life and Health Insurance Guaranty Associations. Because there are many uncertainties regarding the ultimate assessments that will be assessed against PLH, the ultimate assessments for those insolvencies or rehabilitations that occurred prior to December 31, 1996 may vary from the estimated liability included in the accompanying financial statements. The estimated liability for guaranty fund assessments recorded at December 31, 1996 and 1995 was $11,525,000 and $11,571,000, respectively.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   Permitted Statutory Accounting Practices

    PLH's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Missouri Depart-ment of Insurance. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a va-riety of publications of the NAIC. "Permitted" statutory accounting prac-tices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to com-pany within a state, and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that PLH uses to prepare its statutory-basis financial statements. The ef-fect of any such changes on PLH's statutory surplus cannot be determined at this time and could be material.

   Reclassifications

    Certain reclassifications have been made to the prior year financial statements to conform with the current year presentation.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

2. INVESTMENTS

  The tables below contain amortized cost (carrying value or statement value) and fair value information on bonds.

                                                  GROSS      GROSS
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
                                                   (IN THOUSANDS)
DECEMBER 31, 1996
U.S. government obligations......... $  170,990  $    576   $ 3,340   $  168,226
States and political subdivisions...     33,765       526       994       33,297
Foreign government obligations*.....     39,483       301       432       39,352
Corporate and other.................  2,730,863    43,960    23,430    2,751,393
Foreign corporate*..................    218,306     5,868       679      223,495
Asset-backed........................    519,149       --        --       519,149
Mortgage-backed.....................    536,696       --        --       536,696
                                     ----------  --------   -------   ----------
                                     $4,249,252  $ 51,231   $28,875   $4,271,608
                                     ==========  ========   =======   ==========
DECEMBER 31, 1995
U.S. government obligations......... $  249,757  $  9,764   $     4   $  259,517
States and political subdivisions...     37,957     1,399       280       39,076
Foreign government obligations*.....     71,820     4,026        34       75,812
Corporate and other.................  2,686,294    93,236    11,054    2,768,476
Foreign corporate*..................    259,804    14,063     2,223      271,644
Asset-backed........................    553,591       --        --       553,591
Mortgage-backed.....................    551,022       --        --       551,022
                                     ----------  --------   -------   ----------
                                     $4,410,245  $122,488   $13,595   $4,519,138
                                     ==========  ========   =======   ==========

--------
* Substantially all are U.S. dollar denominated.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

2. INVESTMENTS (CONTINUED)

  The amortized cost and fair value of bonds at December 31, 1996, by contrac-tual maturity, are shown below. Actual maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay ob-ligations, sometimes without call or prepayment penalties.

                                                          AMORTIZED     FAIR
                                                             COST      VALUE
                                                          ---------- ----------
                                                             (IN THOUSANDS)
     Due in one year or less............................. $   30,634 $   30,634
     Due after one year through five years...............    598,038    598,439
     Due after five years through ten years..............    953,944    955,870
     Due after ten years.................................  1,610,791  1,630,820
                                                          ---------- ----------
                                                           3,193,407  3,215,763
     Asset-backed securities.............................    519,149    519,149
     Mortgage-backed securities..........................    536,696    536,696
                                                          ---------- ----------
                                                          $4,249,252 $4,271,608
                                                          ========== ==========

  Proceeds during 1996 and 1995 from sales, maturities and calls of bonds were $2,992,250,000 and $2,842,536,000, respectively. Gross gains of $36,104,000 and $60,899,000 and gross losses of $28,403,000 and $35,199,000 in 1996 and
1995, respectively, were realized on those sales.

  The cost of preferred stocks of unaffiliated companies was $30,886,000 and $27,719,000 at December 31, 1996 and 1995, respectively, and the related fair value was $30,681,000 and $27,199,000 at December 31, 1996 and 1995, respec-
tively. The difference between cost and statement value of preferred stocks of $228,000 at December 31, 1996 was charged directly to unassigned surplus as of that date and did not affect net income. There was no difference between cost and statement value of preferred stocks at December 31, 1995.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

2. INVESTMENTS (CONTINUED)

  The change in unrealized gains and losses on investments in common stocks and on investments in subsidiaries is credited or charged directly to unas-signed surplus and does not affect net income. The cost and fair value of those investments at December 31, 1996 and 1995 were as follows:

                                                    GROSS      GROSS
                                                  UNREALIZED UNREALIZED   FAIR
                                           COST     GAINS      LOSSES    VALUE
                                         -------- ---------- ---------- --------
                                                     (IN THOUSANDS)
     DECEMBER 31, 1996
     Common stocks...................... $ 28,991  $    655    $1,083   $ 28,563
     Subsidiaries.......................  202,606   206,898       --     409,504
                                         --------  --------    ------   --------
                                         $231,597  $207,553    $1,083   $438,067
                                         ========  ========    ======   ========
     DECEMBER 31, 1995
     Common stocks...................... $ 41,619  $    662    $  796   $ 41,485
     Subsidiaries.......................  197,949   168,864       --     366,813
                                         --------  --------    ------   --------
                                         $239,568  $169,526    $  796   $408,298
                                         ========  ========    ======   ========

  The fair value of investments in subsidiaries presented above represents PLH's equity interest in the net assets of the subsidiary.

  Included in investments are securities having statement values of $3,981,000 at December 31, 1996 which were on deposit with various state insurance de-partments to satisfy regulatory requirements.

  The carrying value of mortgage loans is net of an allowance for loan losses of $2,526,000 and $771,000 at December 31, 1996 and 1995, respectively. The maximum and minimum lending rates for commercial mortgage loans made during 1996 were 9.4 percent and 8.4 percent, respectively; the maximum and minimum lending rates for residential mortgage loans made during 1996 were 9.9 percent and 4.5 percent, respectively; and the maximum and minimum lending rates for farm mortgage loans made during 1996 were 8.9 percent and 8.6 percent, respec-tively. The maximum percentage of any one loan to the value of collateral at the time of the loan, exclusive of insured, guaranteed or purchase money mort-gages was 80 percent. Hazard insurance is required on all properties covered by

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

2. INVESTMENTS (CONTINUED)

mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without buildings. As of December 31, 1996, PLH held $1,855,000 of mortgages with interest more than one year overdue amounting to $296,000. As of December 31, 1996, there were no taxes, assessments, or other amounts advanced by PLH on account of mortgage loans which were not included in mortgage loan totals. During 1996, $1,045,000 of taxes and maintenance expenses were paid by PLH on property acquired through foreclosure. During 1996, PLH did not reduce interest rates on any outstanding mortgages.

3. FINANCIAL INSTRUMENTS

  PLH utilizes a variety of financial instruments in its asset/liability man-agement process and to meet its customers' financing needs. The asset/liability management process focuses on the management of a variety of risks, including interest rate, market and credit risks. Effective management of these risks is an important determinant of profitability. Instruments used in this process and to meet the customers' financing and investing needs in-clude derivative financial instruments, primarily interest rate swap agree-ments and futures contracts, and commitments to extend credit. Other deriva-tives, such as forwards, are used to a much lesser extent in the asset/liability management process. All of these instruments involve (to vary-ing degrees) elements of market and credit risks in excess of the amounts rec-ognized in the accompanying financial statements at a given point in time. The contract or notional values of all of these instruments reflect the extent of involvement in the various types of financial instruments.

  PLH's exposure to market risk (including interest rate risk) is the risk of market volatility and potential disruptions in the market which may result in certain instruments being less valuable. PLH monitors and controls its expo-sure to this risk primarily through the use of cash flow stress testing, total portfolio analysis of net duration levels, a monthly mark-to-market process and ongoing monitoring of interest rate movements.

  PLH's exposure to credit risk (including interest rate risk) is the risk of loss from a counterparty failing to perform according to the terms of the con-tract. This exposure includes settlement risk (risk that the counterparty de-faults after PLH has delivered funds or securities under the terms of the con-tract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk)

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

3. FINANCIAL INSTRUMENTS (CONTINUED)

associated with counterparty non-performance on interest rate swap agreements and futures. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. Default by a counterparty would not result in an immediate accounting loss. These instruments, as well as futures and for-wards, are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. Credit loss exposure resulting from non-performance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

  The credit risk on all financial instruments, whether on- or off-balance sheet, is controlled through an ongoing credit review, approval and monitoring process. PLH determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with credit risk, and establishes individual and aggregate counterparty exposure limits. In order to limit exposure associated with counterparty non-performance on in-terest rate swap agreements, PLH enters into master netting agreements with its counterparties. These master netting agreements provide that, upon default of either party, contracts in gain positions will be offset with contracts in loss positions and the net gain or loss will be received or paid, respective-ly. Assuming every counterparty defaulted, the cost of replacing those inter-est rate contracts in a net gain position, after consideration of the afore-mentioned master netting agreements, was $22,188,000 and $53,450,000 at Decem-ber 31, 1996 and 1995, respectively.

  PLH manages interest rate risk through the use of duration analysis. Dura-tion is a key portfolio management tool and is measured for both assets and liabilities. For the simplest forms of assets or liabilities, duration is pro-portional to their weighted average life, with weights equal to the discounted present value of estimated cash flows. This methodology causes near-term cash flows to have a greater proportional weight than cash flows further in the fu-ture. For more complex assets and liabilities with optional cash flows, for example, callable bonds, mortgage-backed securities, or traditional insurance liabilities, additional adjustments are made in estimating an effective dura-tion number. PLH uses derivatives as a less costly and less burdensome alter-native to restructuring the underlying cash instruments to manage interest rate risk based upon the aggregate net duration level of its aggregate portfo-lio. Information is provided below for each significant derivative product type.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

3. FINANCIAL INSTRUMENTS (CONTINUED)

  Interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments, without an exchange of the underlying princi-pal amount. PLH also enters into basis swap agreements where amounts received are based primarily upon six month LIBOR and pays an amount based on either a short-term Treasury or Prime Rate. The amounts to be paid or received as a re-sult of these agreements are accrued and recognized in the accompanying state-ments of operations through net investment income. Gains or losses realized on closed or terminated agreements are deferred and amortized as a component of the IMR.

  Futures are contracts which call for the delayed delivery of securities in which the seller agrees to deliver on a specified future date, a specified in-strument at a specified price. The daily change in fair value of futures con-tracts used to adjust the net duration level of the overall portfolio is de-ferred and amortized as a component of the IMR. The daily change in fair value for futures used as accounting hedges both for products that provide a return based on the market performance of a designated index and for investments in common stocks are recognized in the accompanying statement of operations through net realized investment gains and losses. Margin requirements on futures contracts, equal to the change in fair value, are usually settled on a daily basis.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

3. FINANCIAL INSTRUMENTS (CONTINUED)

  The following information is based on the assumption that rates will remain constant at December 31, 1996 levels. To the extent that actual rates change, the variable interest rate information will change accordingly. The following table illustrates the maturities and weighted average rates by type of deriva-tive product held at December 31, 1996.

                           MATURITY SCHEDULE BY YEAR FOR DERIVATIVE PRODUCTS
                         -----------------------------------------------------------
                                                                 2001-
                           1997     1998      1999      2000      2002      TOTAL
                         --------  -------  --------  --------  --------  ----------
                                         (DOLLARS IN THOUSANDS)
RECEIVE FIXED SWAPS
Notional value.......... $ 34,567  $55,500  $216,000  $338,400  $278,300  $  922,767
Weighted average:
  Receive rate..........     6.33%    4.99%     7.42%     7.34%     7.40%       7.20%
  Pay rate..............     5.63%    5.66%     5.63%     5.72%     5.73%       5.70%
PAY FIXED SWAPS
Notional value..........      --       --        --        --   $ 10,000  $   10,000
Weighted average:
  Receive rate..........      --       --        --        --       5.59%       5.59%
  Pay rate..............      --       --        --        --       7.29%       7.29%
BASIS SWAPS
Notional value..........   17,800      --     42,840    50,000    50,000     160,640
Weighted average:
  Receive rate .........     5.35%     --       5.60%     5.53%     5.53%       5.53%
  Pay rate..............     5.59%     --       5.79%     5.55%     5.56%       5.62%
OTHER DERIVATIVE
 PRODUCTS (A)
Notional or contract
 value..................   70,783      --        --        --    250,000     320,783
                         --------  -------  --------  --------  --------  ----------
Total notional or
 contract value......... $123,150  $55,500  $258,840  $388,400  $588,300  $1,414,190
                         ========  =======  ========  ========  ========  ==========
TOTAL WEIGHTED AVERAGE
 RATES ON SWAPS:
  Receive rate..........     6.00%    4.99%     7.12%     7.11%     7.07%       6.94%
  Pay rate..............     5.62%    5.66%     5.66%     5.70%     5.75%       5.70%

--------
(a) Other derivative products include futures and forwards.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

3. FINANCIAL INSTRUMENTS (CONTINUED)

  The following table summarizes the activity by notional or contract value in derivative products for 1996 and 1995:

                               RECEIVE   PAY FIXED/
                              FIXED/PAY   RECEIVE
                               FLOATING   FLOATING   BASIS    FUTURES   FORWARDS
                              ---------- ---------- -------- ---------- --------
                                                (IN THOUSANDS)
Balances, December 31, 1994.  $  699,556  $   --    $ 65,060 $  669,628 $    --
  Additions.................     622,500      --      94,271  1,200,907  250,000
  Maturities................       1,094      --      50,000        --       --
  Terminations..............         --       --      44,133  1,820,429      --
                              ----------  -------   -------- ---------- --------
Balances, December 31, 1995.   1,320,962      --      65,198     50,106  250,000
  Additions.................     107,473   10,000    100,000    314,271      --
  Maturities................     109,268      --       4,558        --       --
  Terminations..............     396,400      --         --     293,594      --
                              ----------  -------   -------- ---------- --------
Balances, December 31, 1996.  $  922,967  $10,000   $160,640 $   70,783 $250,000
                              ==========  =======   ======== ========== ========

  During 1996, PLH terminated or closed certain interest rate swap agreements which were accounted for as hedges. The net deferred gains on these agreements during 1996 were $1,279,000 and are being amortized to investment income over the expected remaining life of the related investment, generally one to seven years, as a component of the IMR.

 Commitments

  Commitments to extend credit consist of agreements to lend to a customer at some future time, subject to established contractual conditions. Since it is likely some commitments may expire or be withdrawn without being fully drawn upon, the total commitment amounts do not necessarily represent future cash requirements. PLH evaluates individually each customer's creditworthiness. Collateral may be obtained, if deemed necessary, based on a credit evaluation of the counterparty. The collateral may include commercial and/or residential real estate. At December 31, 1996 and 1995, commitments to extend credit were $136,317,000 and $140,800,000, respectively.

  Additionally, at December 31, 1996, PLH has agreed to fund additional in-vestments through the year 2000 in an amount not to exceed $85,468,000.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

3. FINANCIAL INSTRUMENTS (CONTINUED)

 Concentrations of Credit Risk

  PLH limits credit risk by diversifying its investment portfolio among common and preferred stocks, public bonds, private placement securities, and commer-cial and residential mortgage loans. It further diversifies these portfolios between and within industry sectors, by geography and by property type. Credit risk is also limited by maintaining stringent underwriting standards and pur-chasing insurance protection in certain cases. In addition, PLH establishes credit approval processes, credit limits and monitoring procedures on an indi-vidual counterparty basis. As a result, management believes that significant concentrations of credit risk do not exist.

4. FEDERAL INCOME TAXES

  PLH and its subsidiaries file a life-nonlife consolidated federal income tax return. Under a written agreement, PLH and its affiliates allocate the federal income tax liability among the members of the consolidated return group in the ratio that each member's separate return tax liability, or benefit from a net operating loss, for the year bears to the consolidated tax liability. The fi-nal settlement under this agreement is made after the annual filing of the consolidated U.S. Corporate Income Tax Return.

  Reported income tax expense differs from income tax expense that would re-sult from applying rates to pretax income primarily due to differences in the statutory and tax treatment of certain investments, deferred policy acquisi-tion costs, bad debts, and differences in policy and contract liabilities.

  Included in the statements of changes in capital and surplus are certain ad-justments increasing surplus by $6,544,000 at December 31, 1996 and decreasing surplus by $5,092,000 at December 31, 1995, respectively, relating to tax ac-crual adjustments applicable to prior tax years.

  At December 31, 1996, accumulated earnings of PLH for federal income tax purposes included $17,425,000 of "Policyholders' Surplus," a special memoran-dum tax account. This memorandum account balance has not been currently taxed, but income taxes computed at current rates will become payable if this surplus is distributed. Provisions of the Deficit Reduction Act of 1984 (the Act) do not permit further additions to the Policyholders' Surplus account. "Share-holders' Surplus" is also a special memorandum tax account, and generally rep-resents an accumulation of taxable income (net of tax

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

4. FEDERAL INCOME TAXES (CONTINUED)

thereon) plus the dividends received deduction, tax-exempt interest, and cer-tain other special deductions as provided by the Act. At December 31, 1996, the balance in the Shareholders' Surplus account amounted to approximately $601,601,000. There is no present intention to make distributions in excess of Shareholders' Surplus.

5. RELATED PARTY TRANSACTIONS

 Reinsurance Assumed from Affiliates

  PLH entered into two indemnity reinsurance agreements with CLICO in 1987 whereby PLH assumes 100 percent of the risks reinsured on all structured set-tlement policies issued during 1987 by CLICO. The agreements were amended in 1988 whereby PLH also assumes 100 percent of the risks reinsured on all struc-tured settlement, pension buyout, and single premium immediate annuities is-sued subsequent to 1987 by CLICO. The agreements were also amended in 1988 to change the agreements from indemnity reinsurance to coinsurance. The agree-ments were also amended in 1992 whereby CLICO recaptured structured settle-ments issued in 1991 and in the first five months of 1992.

  PLH entered into a reinsurance agreement with CLICO in 1990 on a coinsurance basis whereby PLH assumes 100 percent of the risk on certain guaranteed in-vestment contracts issued by CLICO. The agreement was amended in 1996 to pro-vide CLICO with profit sharing on the assumed business of up to 20 basis points per year of the account value. The amount of profit sharing paid to CLICO in 1996 and 1995 was $1,733,000 and $1,589,000, respectively. In addi-tion, the agreement was amended to provide CLICO with reimbursement of ex-traordinary expenses related to the assumed policies, including guaranty fund assessment payments. There were no expense reimbursements made to CLICO in 1996 or 1995.

  PLH entered into indemnity reinsurance agreements with PSI in 1987 whereby PLH assumed 100 percent of the risks reinsured on all structured settlement contracts issued during 1987. The agreements were amended in 1988 whereby PLH also assumed 100 percent of the risks reinsured on all structured settlement, pension buyout and single premium immediate annuities issued subsequent to 1987. The agreements were also amended in 1988 to change the agreements from indemnity reinsurance to coinsurance.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

5. RELATED PARTY TRANSACTIONS (CONTINUED)

  PLH entered into a reinsurance agreement with PSI in 1996 on a coinsurance basis whereby PLH assumed 100 percent of the risk on certain guaranteed in-vestment contracts issued by PSI. The agreement provides PSI with profit shar-ing on the assumed business of up to 20 basis points of account value. The amount of profit sharing paid to PSI in 1996 was $164,000.

  Effective June 30, 1995, PLH entered into a coinsurance agreement with PSI whereby PLH assumed 100 percent of the risk of business reinsured by PSI from North American Security Life (NASL). This agreement coinsures existing depos-its of NASL's fixed account portion of their variable annuity product busi-ness. In addition, this agreement included prospective coinsurance of future sales of NASL's fixed account portion of their variable annuity product. This agreement also contained a provision which provides PSI with profit sharing on the assumed business of up to 10 basis points of account value. The profit sharing amount paid by PLH to PSI in 1996 was $574,000. No amounts were paid in 1995. Under the initial agreement, PLH received cash and invested assets in exchange for its coinsurance of $724,700,000 of fixed annuity deposits. As of November 1, 1996, the coinsurance agreement was amended whereby PSI recaptured the fixed annuity deposits from PLH. The recapture resulted in PLH transfer-ring to PSI liabilities previously reinsured related to the business of $575,450,000 and assets of $577,000,000. The $1,550,000 difference represents the net expense incurred by PLH.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

5. RELATED PARTY TRANSACTIONS (CONTINUED)

  The following table summarizes the amounts reflected in the statements of operations from reinsurance assumed by PLH from CLICO and PSI:

                              EXPENSE (REVENUE) FOR THE YEAR ENDED DECEMBER 31, 1996
                         -------------------------------------------------------------------
                                              ASSUMED FROM
                         --------------------------------------------------------
                            CLICO      CLICO         PSI        PSI        PSI       TOTAL
ITEM ASSUMED             (ANNUITIES)  (GIC'S)    (ANNUITIES)  (GIC'S)    (NASL)     ASSUMED
------------             ----------- ----------  ----------- ---------  ---------  ---------
                                                  (IN THOUSANDS)
Premium income..........  $(105,397) $ (105,319)  $   (307)  $(244,197) $(126,736) $(581,946)
Life, annuity and other
 benefits...............     62,884     152,409      9,871       5,120    306,302    536,586
Commissions and
 expenses...............      4,304         --           3         --      (2,338)     1,969
Change in reserves or
 policyholder contract
 deposits...............    112,743      38,934       (789)    243,558   (149,236)   245,210
                              EXPENSE (REVENUE) FOR THE YEAR ENDED DECEMBER 31, 1995
                         -------------------------------------------------------------------
                                              ASSUMED FROM
                         --------------------------------------------------------
                            CLICO      CLICO         PSI        PSI        PSI       TOTAL
ITEM ASSUMED             (ANNUITIES)  (GIC'S)    (ANNUITIES)  (GIC'S)    (NASL)     ASSUMED
------------             ----------- ----------  ----------- ---------  ---------  ---------
                                                  (IN THOUSANDS)
Premium income..........  $ (66,091) $ (289,272)  $ (1,231)  $     --   $ (72,339) $(428,933)
Life, annuity and other
 benefits...............     61,307     276,351      8,007         --      98,519    444,184
Commissions and
 expenses...............      5,291         350         10         --       1,441      7,092
Change in reserves or
 policyholder contract
 deposits...............     71,056     104,113        116         --       1,715    177,000

  PLH entered into two separate reinsurance agreements with two affiliates, Academy Life Insurance Company (ALIC) and Pension Life Insurance Company of America (PLIC), in 1992, both on a coinsurance funds withheld basis. On April 1, 1993, the reinsurance agreements were amended from a coinsurance funds withheld basis to a coinsurance nonfunds withheld basis. The following table summarizes the amounts reflected in the statements of operations from these reinsurance agreements:

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

5. RELATED PARTY TRANSACTIONS (CONTINUED)

                                                    EXPENSE (REVENUE) FOR THE
                                                     YEAR ENDED DECEMBER 31
                                                    -------------------------
                                                        1996          1995
                                                    ------------  ------------
                                                         (IN THOUSANDS)
     Premium income assumed........................ $    (49,974) $    (49,325)
     Life, accident and health and other benefit
      assumed......................................       32,048        31,421
     Commissions and expense allowances on
      reinsurance assumed..........................       11,547        12,349
     Change in policy reserves assumed.............        3,983         1,588
     Other income assumed..........................         (165)       (1,030)

 Reinsurance Ceded to Affiliate

  Prior to April 1, 1995, PLH was a party to various reinsurance agreements with VLIC whereby PLH ceded pro rata portions of certain blocks of its life and health business on a coinsurance basis. The agreements were amended effec-tive April 1, 1995 whereby PLH recaptured the business. This recapture re-sulted in PLH recording $159,169,000 of liabilities related to the business and $92,497,000 of assets supporting the block of business. The $66,672,000 difference between the liabilities and assets recorded represents a recapture fee incurred by PLH to compensate VLIC for the present value of the future cash flows on the business recaptured by PLH.

  The following table summarizes the amounts reflected in the statements of operations from these reinsurance agreements:

                                                     EXPENSE (REVENUE) FOR THE
                                                       YEAR ENDED DECEMBER 31
                                                     -------------------------
                                                        1996          1995
                                                     --------------------------
                                                           (IN THOUSANDS)
     Premium income ceded..........................  $       --  $       15,049
     Life, accident and health and other benefit
      assumed......................................          --         (10,582)
     Commissions and expense allowances on reinsur-
      ance ceded...................................          --          (6,029)
     Reinsurance recapture fee.....................          --          66,672

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

5. RELATED PARTY TRANSACTIONS (CONTINUED)

 Other Agreements and Transactions with Related Parties

  PLH has entered into agreements with its affiliates whereby PLH performs ad-ministrative services, management support services, and marketing services for its affiliates. PLH, as compensation, receives an amount equal to the actual cost of providing such services. This cost is allocated on a pro rata basis to each affiliate receiving these services. Amounts received were $70,000,000 in 1996 and $68,000,000 in 1995. Such amounts are classified as reductions of general insurance and other expenses in the accompanying statements of opera-tions.

  PLH entered into a revolving credit note with Providian on April 8, 1996, whereby PLH can borrow from Providian up to $35,000,000. Interest is computed monthly at a rate designated in the note. No borrowings were made during the year under this arrangement.

  On November 1, 1996, PLH entered into a revolving credit note with FPLH whereby FPLH can borrow from PLH up to $5,000,000. The note is a demand note expiring November 1, 1997 with interest payable at the prime rate. No borrowings were made during the year under this arrangement.

  PLH participates in various benefit plans sponsored by Providian and the re-lated costs allocated to PLH are not significant.

  PLH has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumu-lative dividend equal to 8 1/2 percent per annum of the liquidation value of the preferred stock. PLH may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2008.

  During 1996, PLH paid ordinary cash dividends of $53,871,000 ($46,716,000 to CLLP and $7,155,000 to its common stock shareholders). Also during 1996, PLH paid an extraordinary cash dividend of $71,129,000 to its common stock share-holders. No dividends were paid in 1995.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

5. RELATED PARTY TRANSACTIONS (CONTINUED)

  On December 23, 1996, PLH made a capital contribution of its home office data center with a book value of $4,657,000 to VLIC.

  On December 13, 1995, PLH redeemed 1,000 shares of its common stock held by VLIC for $4,000,000.

  Providian provides general management, advisory, legal and other general services to PLH. Providian Capital Management, Inc. an affiliate, provides in-vestment management services to PLH along with marketing and administrative services for PLH's accumulation business.

6. REINSURANCE

  Certain premiums and benefits are assumed from and ceded to nonaffiliated insurance companies under various reinsurance agreements. The ceded reinsur-ance agreements provide PLH with increased capacity to write larger risks.

  PLH's assumed and ceded reinsurance agreements with affiliated and nonaffiliated insurance companies reduced (increased) certain items in the ac-companying financial statements by the following amounts:

                                                           1996        1995
                                                        ----------  ----------
                                                           (IN THOUSANDS)
ASSUMED:
 Policy and contract liabilities*...................... $3,040,667  $3,153,667
 Claim reserves*.......................................     13,796      11,512
 Advance premiums*.....................................        928         921
 Unearned premium reserves*............................      7,273       8,114
CEDED:
 Benefits paid or provided.............................      1,512      12,679
 Commissions and expense allowances on reinsurance
  ceded................................................     (1,123)     (7,164)
 Other incomereserves on ceded business................         39       1,305
 Policy and contract liabilities*......................      1,412       2,682
 Claim reserves*.......................................        392         469
 Advance premiums*.....................................         10          11
 Unearned premium reserves*............................         35          19

--------
* At year end.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

6. REINSURANCE (CONTINUED)

  Amounts payable or recoverable for reinsurance on paid or unpaid life and health claims are not subject to periodic or maximum limits. At December 31, 1996, PLH reinsurance recoverables are not material and no individual rein-surer owed PLH an amount equal to or greater than 3% of PLH's surplus.

  For all longduration contracts, the effect of reinsurance on life and annu-ity premiums earned in 1996 and 1995 was as follows:

                                                      1996            1995
                                                 PREMIUMS EARNED PREMIUMS EARNED
                                                 --------------- ---------------
                                                         (IN THOUSANDS)
     Direct.....................................    $162,087        $138,553
     Assumed....................................     180,812         140,739
     Ceded......................................         187         (15,270)
                                                    --------        --------
     Net........................................    $343,086        $264,020
                                                    ========        ========

  PLH remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

  For all short-duration contracts, the effect of all reinsurance agreements on accident and health premiums written and earned in 1996 and 1995 was as follows:

                                               1996                1995
                                             PREMIUMS            PREMIUMS
                                         ------------------  ------------------
                                         WRITTEN    EARNED   WRITTEN    EARNED
                                         --------  --------  --------  --------
                                                   (IN THOUSANDS)
   Direct............................... $ 92,721  $ 92,721  $101,495  $101,495
   Assumed..............................   63,960    63,960    62,661    62,661
   Ceded................................   (1,688)   (1,688)   (3,160)   (3,160)
                                         --------  --------  --------  --------
   Net.................................. $154,993  $154,993  $160,996  $160,996
                                         ========  ========  ========  ========

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

7. LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES

  The withdrawal provisions of PLH's annuity reserves and deposit fund liabil-ities at December 31, 1996 are summarized as follows:

                                                               AMOUNT   PERCENT
                                                             ---------- -------
                                                               (IN THOUSANDS)
   Subject to discretionary withdrawal (with adjustment):
     With market value adjustment........................... $1,531,616  18.7%
     At book value less surrender charge....................    553,381   6.7%
     At market value........................................  2,410,266  29.3%
                                                             ---------- ------
                                                              4,495,263  54.7%
   Subject to discretionary withdrawal (without adjustment)
    at book value with minimal or no charge or adjustment...  1,818,986  22.1%
   Not subject to discretionary withdrawal..................  1,906,536  23.2%
                                                             ---------- ------
   Total annuity reserves and deposit fund liabilities
    before reinsurance......................................  8,220,785 100.0%
                                                                        ======
   Less reinsurance.........................................        --
                                                             ----------
   Net annuity reserves and deposit fund liabilities*....... $8,220,785
                                                             ==========

--------
* Includes $2,411,476,000 of annuities reported in PLH's separate account liabilities.

  The above amount subject to discretionary withdrawal with market value ad-justment includes approximately $880,000,000 at December 31, 1996 of floating rate GIC liabilities with credited rates that vary in response to changes in stipulated indexes and which self-adjust in response to market changes making their market value and book value essentially equal.

  As of December 31, 1996, PLH had $131,437,500 of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Missouri.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

8. SEPARATE ACCOUNTS

  Separate accounts held by PLH represent funds held for individual policy-holders. The separate accounts do not have any minimum guarantees and the in-vestment risks associated with market value changes are borne entirely by the policyholder. Information regarding the separate accounts of PLH as of and for the year ended December 31, 1996 is as follows:

                                             NONINDEXED
                                             GUARANTEED     NON-
                                            MORE THAN 4% GUARANTEED   TOTAL
                                            ------------ ---------- ----------
                                                      (IN THOUSANDS)
   Premiums, deposits and other
    considerations.........................   $  6,468   $  580,536 $  587,004
                                              ========   ========== ==========
   Separate account liabilities*...........   $199,480   $2,231,028 $2,430,508
                                              ========   ========== ==========
   Reserves for separate accounts by
    withdrawal characteristics:
     Subject to discretionary withdrawal
      (with adjustment):
       With market value adjustment........   $199,480   $      --  $  199,480
       At market value.....................        --     2,231,028  2,231,028
                                              --------   ---------- ----------
   Total separate account liabilities......   $199,480   $2,231,028 $2,430,508
                                              ========   ========== ==========

--------
* Separate account liabilities are exclusive of $3,004,000 which represents amounts due from the general account net of other amounts payable as of De-cember 31, 1996.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

8. SEPARATE ACCOUNTS (CONTINUED)

  A reconciliation of the amounts transferred to and from PLH's separate ac-counts for the year ended December 31, 1996 is presented below (in thousands):

     Transfers as reported in the Summary of Operations of
       PLH's Separate Accounts Annual Statement:
       Transfers to separate accounts................................ $ 587,137
       Transfers from separate accounts..............................  (163,117)
                                                                      ---------
     Net transfers to separate accounts..............................   424,020
                                                                      ---------
     Reconciling adjustments:
       Fees paid to external fund manager............................     2,171
       Transfers to modified separate account........................      (391)
                                                                      ---------
                                                                          1,780
                                                                      ---------
     Transfers as reported in the Summary of Operations of
      PLH's Life, Accident & Health Annual Statement................. $ 425,800
                                                                      =========

9. DEFERRED AND UNCOLLECTED PREMIUMS

  Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 1996 were as follows:

     TYPE                                          GROSS  LOADING NET OF LOADING
     ----                                         ------- ------- --------------
                                                          (IN THOUSANDS)
     Ordinary new................................ $ 2,932 $ 2,100    $   832
     Ordinary renewal............................  18,361   5,206     13,155
                                                  ------- -------    -------
       Total ordinary............................  21,293   7,306     13,987
                                                  ------- -------    -------
     Group new business..........................   2,772   1,634      1,138
     Group renewal...............................  41,535  10,628     30,907
                                                  ------- -------    -------
       Total group...............................  44,307  12,262     32,045
                                                  ------- -------    -------
     Total....................................... $65,600 $19,568    $46,032
                                                  ======= =======    =======

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

10. STATUTORY RESTRICTIONS ON DIVIDENDS

  PLH is subject to limitations, imposed by the State of Missouri, on the pay-ment of dividends to its parent company. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of PLH's statutory capital and surplus as of the preceding December 31, or (2) PLH's statutory net income for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maxi-mum payment which may be made in 1997, without prior regulatory approval, is $109,677,000.

11. CONTINGENCIES

  In the ordinary course of business, PLH is a defendant in litigation princi-pally involving insurance policy claims for damages, including compensatory and punitive damages. In the opinion of management, the outcome of such liti-gation will not result in a loss which would be material to PLH's financial position or results of operations.

12. FAIR VALUES OF FINANCIAL INSTRUMENTS

  The following methods and assumptions were used in estimating fair value disclosures for the following financial instruments:

   Bonds, Preferred Stocks and Common Stocks

    The fair values of bonds, preferred stocks and common stocks are gener-ally based on published quotations of the SVO of the NAIC. However, for certain investments, the SVO does not provide a value and PLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, values provided by outside broker confirmations or internally calculated estimates. The fair values of PLH's bonds, preferred stocks and common stocks are disclosed in Note 2.

   Mortgage Loans

    The fair values of commercial, residential and farm mortgage loans are estimated utilizing discounted cash flow calculations, using current market interest rates for loans with similar terms to borrowers of similar credit quality.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Policy Loans

    The carrying values of policy loans reported in the accompanying balance sheets approximate their fair values.

   Cash, Short-Term Investments and Other Invested Assets

    The carrying values of cash, short-term investments and other invested assets reported in the accompanying balance sheets approximate their fair values.

   Investment Contracts

    The fair values of floating rate guaranteed investment contracts approxi-mate their carrying values. The fair values of fixed rate guaranteed in-vestment contracts and investment-type fixed annuity contracts are esti-mated using discounted cash flow calculations, based on current interest rates for similar contracts. The fair values of variable annuity contracts are equal to their carrying values.

   Derivative Financial Instruments

    The fair values for derivative financial instruments are based on pricing models or formulas using current assumptions.

  The carrying values and fair values of PLH's investments in commercial, res-idential and farm mortgage loans are summarized as follows:

                                                            CARRYING     FAIR
                                                             VALUE      VALUE
                                                           ---------- ----------
                                                              (IN THOUSANDS)
     DECEMBER 31, 1996
     Commercial mortgages................................. $1,565,534 $1,584,662
     Residential mortgages................................  1,035,648  1,043,983
     Farm mortgages.......................................     50,429     49,055
                                                           ---------- ----------
                                                           $2,651,611 $2,677,700
                                                           ========== ==========
     DECEMBER 31, 1995
     Commercial mortgages................................. $1,495,755 $1,527,424
     Residential mortgages................................  1,261,136  1,267,627
                                                           ---------- ----------
                                                           $2,756,891 $2,795,051
                                                           ========== ==========

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

  The carrying values and fair values of PLH's interest rate swap and forward-rate agreements are summarized as follows:

                                                               CARRYING   FAIR
                                                                VALUE    VALUE
                                                               -------- --------
                                                                (IN THOUSANDS)
     DECEMBER 31, 1996
     Interest rate swaps......................................  $ --    $ 21,178
     Forwards.................................................    210        210
                                                                -----   --------
                                                                $ 210   $ 21,388
                                                                =====   ========
     DECEMBER 31, 1995
     Interest rate swaps......................................  $ --    $ 51,021
     Forwards.................................................    519        519
                                                                -----   --------
                                                                $ 519   $ 51,540
                                                                =====   ========

  The carrying values and fair values of PLH's liabilities for investment-type contracts are summarized as follows:

                                                           CARRYING     FAIR
                                                            VALUE      VALUE
                                                          ---------- ----------
                                                             (IN THOUSANDS)
     DECEMBER 31, 1996
     Fixed annuity contracts............................. $3,050,018 $3,097,631
     Guaranteed investment contracts.....................  1,961,549  2,034,047
     Variable annuity contracts *........................  2,430,508  2,430,508
                                                          ---------- ----------
                                                          $7,442,075 $7,562,186
                                                          ========== ==========
     DECEMBER 31, 1995
     Fixed annuity contracts............................. $3,409,887 $3,543,841
     Guaranteed investment contracts.....................  1,519,204  1,546,248
     Variable annuity contracts *........................  1,729,032  1,729,032
                                                          ---------- ----------
                                                          $6,658,123 $6,819,121
                                                          ========== ==========

--------
* Included in PLH's separate account liabilities.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

  The fair values for PLH's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in PLH's overall manage-ment of interest rate risk, such that PLH's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due un-der insurance contracts.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (A) FINANCIAL STATEMENTS
  Part A None

  Part B Audited Financial Statements
      Providian Life & Health Insurance Company Separate Account IV
      Years ended December 31, 1996 and 1995 with Report of Independent Au-ditors

      Audited Financial Statements--Statutory-Basis
      Providian Life & Health Insurance Company
      Years ended December 31, 1996 and 1995 with Report of Independent Au-ditors

  Part C None

  (B) EXHIBITS
   (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Ac-count./5/
   (2)Not Applicable.
   (3)Not Applicable.
   (4)Form of variable annuity contract/6/
   (5)Form of application/6/
   (6) (a) Articles of Incorporation of National Home/2/
    (b) Amendment to Articles of Incorporation of National Home/3/
    (c) Amended and Restated Articles of Incorporation of National Home/4/
   (7)Not applicable.
   (8)(a) Participation Agreement for the Vanguard Variable Insurance Fund/7/
    (b) First Amendment to Participation, Market Consulting and Administra-tion Agreement/8/
(c) Administration Agreement/6/
   (9)(a) Opinion and Consent of Counsel/1/
(b) Consent of Counsel/1/
  (10)Consent of Independent Auditors/1/
  (11) No financial statements are omitted from item 23.
  (12) Not applicable.
  (13) Performance computation/8/
  (14) Not applicable.
--------
/1/Filed herewith.
/2/Incorporated by reference from the initial Registration Statement of the Providian Life & Health Insurance Company Separate Account II, File No. 33-7033.
/3/Incorporated by reference from Post-Effective Amendment No. 3 to the Regis-tration Statement of Providian Life & Health Insurance Company Separate Ac-count II, File No. 33-7033.
/4/Incorporated by reference from Post-Effective Amendment No. 5 to the Regis-tration Statement of the Providian Life & Health Insurance Company Separate Account II, File No. 33-7033.
/5/Incorporated by reference from the initial Registration Statement of the Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.
/6/Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of the Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.
/7/Incorporated by reference from Post-Effective Amendment No.1 to the Regis-tration Statement of Providian Life & Health Insurance Company Separate Ac-count IV, File No. 33-36073.
/8/Incorporated by reference from Post-Effective Amendment No. 6 to Registra-tion Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

       NAME AND PRINCIPAL                      POSITIONS AND OFFICES
        BUSINESS ADDRESS*                          WITH DEPOSITOR
       ------------------                      ---------------------
Bart Herbert, Jr. ............... President
Carol E. Ballentine.............. Senior Vice President
Edward A. Biemer................. Senior Vice President
Dennis E. Brady.................. Senior Vice President, Treasurer, and
                                   Senior Financial Officer
Kevin P. McGlynn................. Senior Vice President
Martin Renninger................. Senior Vice President
G. Douglas Mangum, Jr. .......... Senior Vice President
John C. Prestwood, Jr. .......... Vice President and Actuary
Thomas Nesspor................... Vice President
Carolyn M. Johnson............... Vice President
Brian Alford..................... Vice President
Douglas A. Sarcia................ Vice President
Nancy B. Schuckert............... Senior Vice President
Joseph D. Strenk................. Vice President
Julie S. Congdon................. Senior Vice President and General Counsel
Charles N. Coatsworth............ Vice President
William J. Kline................. Vice President/Underwriting
Michael F. Lane.................. Vice President
Susan Martin..................... Vice President, Secretary and Associate
                                   General Counsel
G. Eric O'Brien.................. Vice President
Harold W. Peterson, Jr. ......... Vice President
Frank J. Rosa.................... Vice President
Oris Stuart, III................. Vice President
Nathan C. Anguiano............... Vice President
Thomas P. Bowie.................. Senior Vice President
Michele M. Coan.................. Vice President
Gregory J. Garvin................ Vice President
John A. Mazzuca.................. Vice President
Robin M. Morgan.................. Vice President
Daniel H. Odum................... Vice President
Ellen S. Rosen................... Vice President and Associate General Counsel
Janice L. Weaver................. Vice President
Geralyn Barbato.................. Assistant Vice President
Janice Boehmler.................. Assistant Vice President
Mary Ellen Fahringer............. Assistant Vice President
Harvey Waite..................... Assistant Vice President
Michael A. Cioffi................ Assistant Vice President and Qualified Actuary
Patricia A. Lukacs............... Assistant Vice President
Elaine J. Robinson............... Assistant Treasurer
Paul J. Lukacs................... Assistant Controller
Joseph C. Noone.................. Assistant Controller
Karen Fleming.................... Vice President
George E. Claiborne, Jr. ........ Second Vice President
Cindy L. Chanley................. Second Vice President

        NAME AND PRINCIPAL                      POSITIONS AND OFFICES
        BUSINESS ADDRESS*                           WITH DEPOSITOR
        ------------------                      ---------------------
Terri L. Allen.................... Second Vice President/Investments
Lisa M. Longino................... Second Vice President/Investments
Kirk W. Buese..................... Second Vice President/Investments
William S. Cook................... Second Vice President/Investments
Deborah A. Dias................... Second Vice President/Investments
Eric B. Goodman................... Second Vice President/Investments
James Grant....................... Second Vice President/Investments
Frederick B. Howard............... Second Vice President/Investments
Tim Kuussalo...................... Second Vice President/Investments
Mark E. Lamb...................... Second Vice President/Investments
James D. MacKinnon................ Second Vice President/Investments
Douglas H. Owen, Jr. ............. Second Vice President/Investments
Jon L. Skaggs..................... Second Vice President/Investments
Robert A. Smedley................. Second Vice President/Investments
Bradley L. Stofferahn............. Second Vice President/Investments
Randall K. Waddell................ Second Vice President/Investments
Tammy C. Wetterer................. Second Vice President/Investments
Michael B. Simpson................ Second Vice President/Investments
C. Ray Brewer..................... Second Vice President/Investments
Joel L. Coleman................... Second Vice President/Investments
Lee W. Eastland................... Second Vice President/Investments
Claudia Jackson................... Second Vice President/Investments
Jeffrey T. McGlaun................ Second Vice President/Investments
Paul D. Mier...................... Second Vice President/Investments
J. Alan Schork.................... Second Vice President/Investments
Elizabeth A. Smedley.............. Second Vice President/Investments
Marcia Weiland.................... Second Vice President/Investments
Gregory Lee Chapman............... Second Vice President/Special Markets
Gregory M. Curry.................. Second Vice President/Special Markets
Julie Ford........................ Second Vice President/Special Markets
Kim A. Bivins..................... Second Vice President/Special Markets
Lisa L. Patterson................. Second Vice President/Special Markets
Rhonda L. Pritchett............... Second Vice President/Special Markets
Harvey Willis..................... Second Vice President/Special Markets
Thomas E. Walsh................... Second Vice President/Special Markets
Edward P. Reiter.................. Second Vice President and Assistant Secretary
Kimberly A. Scouller.............. Assistant Secretary
L. Jude Clark..................... Assistant Secretary
Colleen S. Lyons.................. Assistant Secretary
John E. Reesor.................... Assistant Secretary
Mary Ann Malinyak................. Assistant Secretary
R. Michael Slaven................. Assistant Secretary
Carolyn Wetterer.................. Assistant Secretary
James T. Bradley.................. Product Compliance Officer
Nancy E. Partington............... Advertising Compliance Officer

DIRECTORS:

David E. Brady                      Martin Renninger
Julie S. Congdon                    Ellen S. Rosen
Susan E. Martin                     Kevin P. McGlynn
John C. Prestwood, Jr.              Thomas B. Nesspor
Bart Herbert, Jr.                   Craig D. Vermie
--------
* The business address of each director and officer of Providian Life & Health Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355 or 400 West Market Street, Louisville, Kentucky 40202.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, Providian Life & Health Insurance Company, is directly and in-directly wholly owned by Providian Corporation. The Registrant is a segregated asset account of Providian Life & Health Insurance Company.
 The following chart indicates the persons controlled by or under common con-trol with Providian Life & Health Insurance Company.

                                      Jurisdication of         Percent of Voting
Name                                   Incorporation           Securities Owned                       Business
------------------------------------  ----------------  -------------------------------   ---------------------------------

AEGON USA, Inc.                        Iowa              100% AEGON U.S.                   Holding company
                                                        Holding Corporation

AUSA Holding Company                  Maryland          100% AEGON USA, Inc.              Holding company

Monumental General Insurance          Maryland          100% AUSA Holding Co.             Holding company
Group, Inc.

Monumental General                    Maryland          100% Monumental General           Provides management srvcs.
Administrators, Inc.                                    Insurance Group, Inc.             to unaffiliated third party
                                                                                          administrator

Executive Management and              Maryland          100% Monumental General           Provides actuarial consulting
Consultant Services, Inc.                               Administrators, Inc.              services

Monumental General Mass               Maryland          100% Monumental General           Marketing arm for sale of
Marketing, Inc.                                         Insurance Group, Inc.             mass marketed insurance
                                                                                          coverages

Diversified Investment                Delaware          100% AUSA Holding Co.             Registered investment advisor
Advisors, Inc.

Diversified Investors Securities      Delaware          100% Diversified Investment       Broker-Dealer
Corp.                                                   Advsiors, Inc.

AEGON USA Securities, Inc.            Iowa              100% AUSA Holding Co.             Broker-Dealer

American Forum For Fiscal             Iowa              100% AUSA Holding Co.             Marketing
Fitness, Inc.

Supplemental Ins. Division, Inc.      Tennessee         100% AUSA Holding Co.             Insurance

Creditor Resources, Inc.              Michigan          100% AUSA Holding Co.             Credit insurance

CRC Creditor Resources                Canada            100% Creditor Resources, Inc.     Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                  Iowa              100% AUSA Holding Co.             Investment advisor
Management, Inc.

AEGON USA Realty                      Iowa              100% AUSA Holding Co.             Provides real estate
Advisors, Inc.                                                                            administrative and real
                                                                                          estate investment services

Quantra Corporation                   Delaware          100% AEGON USA Realty             Real estate and financial
                                                        Advisors, Inc.                    software production and sales

Quantra Software Corporation          Delaware          100% Quantra Corporation          Manufacture and sell
                                                                                          mortgage loan and security
                                                                                          management software

                                      Jurisdication of         Percent of Voting
Name                                   Incorporation           Securities Owned                       Business
------------------------------------  ----------------  -------------------------------   ---------------------------------
Landauer Realty Advisors, Inc.        Iowa              100% AEGON USA Realty             Real estate counseling
                                                        Advisors, Inc.

Landauer Associates, Inc.             Delaware          100% AEGON USA Realty             Real estate counseling
                                                        Advisors, Inc.

Realty Information Systems, Inc.      Iowa              100% AEGON USA Realty             Information Systems for
                                      Advisors, Inc.    real estate investment
                                                        management

AEGON USA Realty                      Iowa              100% AEGON USA                    Real estate management
Management, Inc.                                        Realty Advisors, Inc.

USP Real Estate Investment Trust      Iowa              21.89% First AUSA Life Ins. Co.   Real estate investment trust
                                                        13.11% PFL Life Ins. Co.
                                                        4.86% Bankers United Life
                                                        Assurance Co.

Cedar Income Fund, Ltd.               Iowa              16.73% PFL Life Ins. Co.          Real estate investment trust
                                                        3.77% Bankers United Life
                                                        Assurance Company
                                                        3.38% Life Investors Co. of
                                                        America
                                                        1.97% AEGON USA Realty
                                                        Advisors, Inc.
                                                        .18%  First AUSA Life Ins. Co.

AUSA Financial Markets, Inc.          Iowa              100% AUSA Holding Co.             Marketing

Universal Benefits Corporation        Iowa              100% AUSA Holding Co.             Third party administrator

Investors Warranty of                 Iowa              100% AUSA Holding Co.             Provider of automobile
America, Inc.                                                                             extended maintenance
                                                                                          contracts

Massachusetts Fidelity Trust Co.      Iowa              100% AUSA Holding Co.             Trust company

Money Services, Inc.                  Delaware          100% AUSA Holding Co.             Provides financial counseling
                                                                                          for employees and agents of
                                                                                          affiliated companies

Zahorik Company, Inc.                 California        100% AUSA Holding Co.             Broker-Dealer

ZCI, Inc.                             Alabama           100% Zahorik Company, Inc.        Insurance agency

AUSA Institutional Marketing          Minnesota         100% AUSA Holding Co.             Insurance agency
Group, Inc.

AEGON Asset Management                Delaware          100% AUSA Holding Co.             Registered investment advisor
Services, Inc.

Intersecurities, Inc.                 Delaware          100% AUSA Holding Co.             Broker-Dealer

ISI Insurance Agency, Inc.            California        100% Intersecurities, Inc.        Insurance agency

ISI Insurance Agency                  Ohio              100% ISI Insurance Agency, Inc.   Insurance agency
of Ohio, Inc.

ISI Insurance Agency                  Texas             100% ISI Insurance Agency, Inc.   Insurance agency
of Texas, Inc.

ISI Insurance Agency                  Massachusetts     100% ISI Insurance Agency Inc.    Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial          Michigan          100% Intersecurities, Inc.        Holding co./management
Group, Inc. - Holding company                                                             services

Mariner Financial Services, Inc.      Michigan          100% Associated Mariner           Broker/Dealer
                                      Financial Group,
                                      Inc.

Mariner Planning Corporation          Michigan          100% Mariner Financial            Financial planning
                                      Services, Inc.

Associated Mariner Agency, Inc.       Michigan          100% Associated Mariner           Insurance agency
                                      Financial Group,
                                      Inc.

Mariner Agency of Hawaii, Inc.        Hawaii            100% Associated Mariner           Insurance agency
                                                        Agency, Inc.

Associated Mariner Ins. Agency        Massachusetts     100% Associated Mariner           Insurance agency
of Massachusetts, Inc.                                  Agency, Inc.

Associated Mariner Agency             Ohio              100% Associated Mariner           Insurance agency
Ohio, Inc.                                              Agency, Inc.

Associated Mariner Agency             Texas             100% Associated Mariner           Insurance agency
Texas, Inc.                                             Agency, Inc.

Associated Mariner Agency             New Mexico        100% Associated Mariner           Insurance agency
New Mexico, Inc.                                        Agency, Inc.

Mariner Mortgage Corp                 Michigan          100% Associated Mariner           Mortgage origination
                                      Financial Group,
                                      Inc.

Idex Investor Services, Inc.          Florida           100% AUSA Holding Co.             Shareholder services

Idex Management, Inc.                 Delaware          50% AUSA Holding Co.              Investment advisor
                                                        50% Janus Capital Corp.

IDEX II Series Fund                   Massachusetts     Various                           Mutual fund

IDEX Fund                             Massachusetts     Various                           Mutual fund

IDEX Fund 3                           Massachusetts     Various                           Mutual fund

First AUSA Life Insurance Co.         Maryland          100% AEGON USA, Inc.              Insurance holding company

AUSA Life Insurance Co. Inc.          New York          100% First AUSA Life              Insurance
                                                        Insurance Company

                                      Jurisdication of         Percent of Voting
Name                                   Incorporation           Securities Owned                       Business
------------------------------------  ----------------  -------------------------------   ---------------------------------
Life Investors Insurance              Iowa              100% First AUSA Life Ins. Co.     Insurance
Company of America

Bankers United Life                   Iowa              100% Life Investors Ins.          Insurance
Assurance Company                                       Company of America

PFL Life Insurance Company            Iowa              100% First AUSA Life Ins. Co.     Insurance

Southwest Equity Life Ins. Co.        Arizona           100% of Common Voting Stock       Insurance
                                                        First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.      Arizona           100% of Common Voting Stock       Insurance
                                                        First AUSA Life Ins. Co.

Western Reserve Life Assurance        Ohio              100% First AUSA Life Ins. Co.     Insurance
Co. of Ohio

WRL Series Fund, Inc.                 Maryland          Various                           Mutual fund

WRL Investment Services, Inc.         Florida           100% Western Reserve Life         Provides administration for
                                                        Assurance Co. of Ohio             affiliated mutual fund

WRL Investment                        Florida           100% Western Reserve Life         Registered investment advisor
Management, Inc.                                        Assurance Co. of Ohio

Monumental Life Insurance Co.         Maryland          100% First AUSA Life Ins. Co.     Insurance

Monumental General Casualty Co.       Maryland          100% Monumental Life Ins. Co.     Insurance

United Financial Services, Inc.       Maryland          100% Monumental Life Ins. Co.     General agency

Bankers Financial Life Ins. Co.       Arizona           100% Monumental Life              Insurance
                                                        Insurance Company

The Whitestone Corporation            Maryland          100% Monumental Life Ins. Co.     Insurance agency


Cadet Holding Corp.                   Iowa              100% First AUSA Life              Holding company
                                                        Insurance Company

Providian Corporation                 Delaware          100% AEGON N.V.                   Holding company

Providian Series Trust                Massachusetts     N/A                               Mutual fund

Providian Agency Group, Inc.          Kentucky          100% Providian Corp.              Provider of services to ins. cos.

Benefit Plans, Inc.                   Delaware          100% Providian Corp.              TPA for Peoples Security Life
                                                                                          Insurance Company

Durco Agency, Inc.                    Virginia          100% Benefit Plans, Inc.          General agent

Providian Assignment Corp.            Kentucky          100% Providian Corp.              Administrator of structured
                                                                                          settlements

Providian Financial Services, Inc.    Pennsylvania      100% Providian Corp.              Financial services

Providian Securities Corporation      Pennsylvania      100% Providian Financial          Broker-Dealer
                                                        Services, Inc.

Providian Investment                  Delaware          100% Providian Corp.              Registered investment advisor
Advisors, Inc.

Providian Capital                     Delaware          100% Providian Corp.              Provider of investment,
Management, Inc.                                                                          marketing and admin. services
                                                                                          to ins. cos.

Providian Capital Management          Delaware          100% Providian Capital            Real estate and mortgage
Real Estate Services, Inc.                              Management, Inc.                  holding company

Capital Real Estate                   Delaware          100% Providian Corp.              Furniture and equiment lessor
Development Corporation

Capital General Development           Delaware          100% Providian Corp.              Holding company
Corporation

Commonwealth Life                     Kentucky          100% Capital General              Insurance company
Insurance Company                                       Development Corporation

Agency Holding I, Inc.                Delaware          100%Commonwealth Life             Investment subsidiary
                                                        Insurance Company

Agency Investments I, Inc.            Delaware          100% Agency Holding I, Inc.       Investment subsidiary

Commonwealth Agency, Inc.             Kentucky          100%Commonwealth Life             Special purpose subsidiary
                                                        Insurance Company

Camden Asset Management L.P.          California        51%Commonwealth Life              Investment entity
                                                        Insurance Company

Peoples Security Life                 North Carolina    100% Capital General              Insurance company
Insurance Company                                       Development Corporation

Ammest Realty Corporation             Texas             100% Peoples Security Life        Special purpose subsidiary
                                                        Insurance Company

                                      Jurisdication of         Percent of Voting
Name                                   Incorporation           Securities Owned                     Business
---------------------------------    ----------------  ------------------------------   ---------------------------------
Agency Holding II, Inc.              Delaware          100% Peoples Security Life       Investment subsidiary
                                                       Insurance Company

Agency Investments II, Inc.          Delaware          100% Agency Holding II, Inc.     Investment subsidiary

Agency Holding III, Inc.             Delaware          100% Peoples Security Life       Investment subsidiary
                                                       Insurance Company

Agency Investments III, Inc.         Delaware          100% Agency Holding III, Inc.    Investment subsidiary

JMH Operating Company, Inc.          Mississippi       100% Peoples Security Life       Real estate holdings
                                                       Insurance Company

Capital Security Life Ins. Co.       North Carolina    100% Capital General             Insurance company
                                                       Development Corporation

Independence Automobile              Florida           100% Capital Security            Automobile Club
Association, Inc.                                      Life Insurance Company

Independence Automobile              Georgia           100% Capital Security            Automobile Club
Club, Inc.                                             Life Insurance Company

Capital 200 Block Corporation        Delaware          100% Providian Corp.             Real estate holdings

Capital Broadway Corporation         Kentucky          100% Providian Corp.             Real estate holdings

Southlife, Inc.                      Tennessee         100% Providian Corp.             Investment subsidiary

Providian Insurance Agency, Inc.     Pennsylvania      100% Providian Corp.             Provider of management
                                                                                        support services

National Home Life Corporation       Pennsylvania      100% Providian Insurance         Special-purpose subsidiary
                                                       Agency, Inc.

Compass Rose Development             Pennsylvania      100% Providian Insurance         Special-purpose subsidiary
Corporation                                            Agency, Inc.

Association Consultants, Inc.        Illinois          100% Providian Insurance         TPA license-holder
                                                       Agency, Inc.

Valley Forge Associates, Inc.        Pennsylvania      100% Providian Insurance         Furniture & equipment lessor
                                                       Agency, Inc.

Veterans Benefits Plans, Inc.        Pennsylvania      100% Providian Insurance         Administator of group
                                                       Agency, Inc.                     insurance programs

Veterans Insurance Services, Inc.    Delaware          100% Providian Insurance         Special-purpose subsidiary
                                                       Agency, Inc.

Financial Planning Services, Inc.    Dist. Columbia    100% Providian Insurance         Special-purpose subsidiary
                                                       Agency, Inc.

Providian Auto and Home              Missouri          100% Providian Corp.             Insurance company
Insurance Company

Academy Insurance Group, Inc.        Delaware          100% Providian Auto and          Holding company
                                                       Home Insurance Company

Academy Life Insurance Co.           Missouri          100% Academy Insurance           Insurance company
                                                       Group, Inc.

Pension Life Insurance               New Jersey        100% Academy Insurance           Insurance company
Company of America                                     Group, Inc.

Academy Services, Inc.               Delaware          100% Academy Insurance           Special-purpose subsidiary
                                                       Group, Inc.

Ammest Development Corp. Inc.        Kansas            100% Academy Insurance           Special-purpose subsidiary
                                                       Group, Inc.

Ammest Insurance Agency, Inc.        California        100% Academy Insurance           General agent
                                                       Group, Inc.

Ammest Massachusetts                 Massachusetts     100% Academy Insurance           Special-purpose subsidiary
Insurance Agency, Inc.                                 Group, Inc.

Ammest Realty, Inc.                  Pennsylvania      100% Academy Insurance           Special-purpose subsidiary
                                                       Group, Inc.

AMPAC, Inc.                          Texas             100% Academy Insurance           Managing general agent
                                                       Group, Inc.

AMPAC Insurance Agency, Inc.         Pennsylvania      100% Academy Insurance           Special-purpose subsidiary
                                                       Group, Inc.

Data/Mark Services, Inc.             Delaware          100% Academy Insurance           Provider of mgmt. services
                                                       Group, Inc.

Force Financial Group, Inc.          Delaware          100% Academy Insurance           Special-purpose subsidiary
                                                       Group, Inc.

Force Financial Services, Inc.       Massachusetts     100% Force Fin. Group, Inc.      Special-purpose subsidiary

Military Associates, Inc.            Pennsylvania      100% Academy Insurance           Special-purpose subsidiary
                                                       Group, Inc.

NCOA Motor Club, Inc.                Georgia           100% Academy Insurance           Automobile club
                                                       Group, Inc.

NCOAA Management Company             Texas             100% Academy Insurance           Special-purpose subsidiary
                                                       Group, Inc.

Unicom Administrative                Pennsylvania      100% Academy Insurance           Provider of admin. services
Services, Inc.                                         Group, Inc.

Unicom Administrative                Germany           100% Unicom Administrative       Provider of admin. servcies
Services, GmbH                                         Services, Inc.

Providian Property and Casualty      Kentucky          100% Providian Auto and          Insurance company
Insurance Company                                      Home Insurance Company

Providian Fire Insurance Co.         Kentucky          100% Providian Property          Insurance company
                                                       and Casualty Insurance Co.

Capital Liberty, L.P.                Delaware          78% Commonwealth Life            Holding Company
                                                       Insurance Company
                                                       19% Peoples Security Life
                                                       Insurance Company
                                                       3% Providian Corp.

Providian LLC                        Turks &           100% Providian Corp.             Special-purpose subsidiary
                                     Caicos Islands

Providian Life and Health            Missouri          4% Providian Corp.               Insurance company
Insurance Company                                      15% Peoples Security Life
                                                       Insurance Company
                                                       20% Capital Liberty, L.P.
                                                       61% Commonwealth Life
                                                       Insurance Company

Veterans Life Insurance Co.          Illinois          100% Providian Life and          Insurance company
                                                       Health Insurance Company

Providian Services, Inc.             Pennsylvania      100% Veterans Life Ins. Co.      Special-purpose subsidiary

First Providian Life and             New York          100% Veterans Life Ins. Co.      Insurance Company
Health Insurance Company

 All subsidiaries are included in the consolidated financial statements for Providian Corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS

 As of July 31, 1997 there were 36,612 owners of Contracts.

ITEM 28. INDEMNIFICATION

 Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Sep-arate Account II, File No. 33-7037.

ITEM 29. PRINCIPAL UNDERWRITERS

 (a) None.

 (b) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

 The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of The Continuum Company, Inc., Kansas City, Mis-souri and The Vanguard Group, Inc., Valley Forge, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

 All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

 (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

 (b) The Registrant hereby undertakes to include either (1) as part of any ap-plication to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the pro-spectus that the applicant can remove to send for a Statement of Additional Information;

 (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

 (d) The Registrant hereby represents that no Director has resigned due to a disagreement with the Registrant or any matter relating to the Separate Ac-count's operations, policies or practices.

 (e) Providian Life & Health Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Providian Life & Health In-surance Company.

                                   SIGNATURES

 AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT, PROVIDIAN LIFE & HEALTH INSURANCE COMPANY SEPARATE ACCOUNT IV, CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485 FOR EFFECTIVENESS HEREOF AND HAS DULY CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF IN THE TOWN OF VALLEY FORGE AND COMMONWEALTH OF PENNSYLVANIA ON THE 16TH DAY OF SEPTEMBER, 1997.

                                          Providian Life & Health Insurance
                                           Company Separate Account IV
                                           (Registrant)

                                          By: Providian Life & Health
                                              Insurance Company

                                                    /s/ Bart Herbert, Jr.*
                                          By: _________________________________
                                             BART HERBERT, JR., PRESIDENT

                                          Providian Life & Health Insurance
                                           Company (Depositor)

                                                    /s/ Bart Herbert, Jr.*
                                          By: _________________________________
                                             BART HERBERT, JR., PRESIDENT

                                                   /s/ R. Michael Slaven
                                          *By: ________________________________
                                             R. MICHAEL SLAVEN
                                             ATTORNEY-IN-FACT

 AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS AMENDED REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

             SIGNATURE                       TITLE                 DATE



        /s/ Dennis E. Brady*          Director, Senior        September 16, 1997
------------------------------------   Vice President,
          DENNIS E. BRADY              Treasurer and
                                       Senior Financial
                                       Officer (Chief
                                       Accounting
                                       Officer)

       /s/ Julie S. Congdon*          Director, Senior Vice   September 16, 1997
------------------------------------   President, and
          JULIE S. CONGDON             General Counsel


        /s/ Susan E. Martin*          Director, Vice          September 16, 1997
------------------------------------   President, Secretary
          SUSAN E. MARTIN              and Associate
                                       General Counsel

       /s/ Kevin P. McGlynn*          Director, and           September 16, 1997
------------------------------------   Senior Vice
          KEVIN P. MCGLYNN             President

    /s/ John C. Prestwood, Jr.*       Director, Vice          September 16, 1997
------------------------------------   President and
       JOHN C. PRESTWOOD, JR.          Actuary

       /s/ Thomas B. Nesspor*         Director and Vice       September 16, 1997
------------------------------------   President
         THOMAS B. NESSPOR

       /s/ Martin Renninger*          Director and Senior     September 16, 1997
------------------------------------   Vice President
          MARTIN RENNINGER

        /s/ Ellen S. Rosen*           Director, Vice          September 16, 1997
------------------------------------   President and
           ELLEN S. ROSEN              Associate General
                                       Counsel

       /s/ Bart Herbert, Jr.*         Director and            September 16, 1997
------------------------------------   President
          BART HERBERT, JR.

        /s/ Craig D. Vermie*          Director                September 16, 1997
------------------------------------
          CRAIG D. VERMIE

       /s/ R. Michael Slaven
*By: _______________________________
         R. MICHAEL SLAVEN
          ATTORNEY-IN-FACT